AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2007
                               File No. 333-76799
                               File No. 811-09154

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 10

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 32

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)



Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

     immediately  upon filing  pursuant to paragraph (b) of Rule 485

X    on May 1, 2007 pursuant to paragraph (b) of Rule 485

     60 days after filing pursuant to paragraph  (a) of Rule 485 on ---------  pursuant to paragraph  (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

       CONSULTANT SL VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS



   Flexible Premium Last Survivor Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                              2940 S. 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                 P.O. Box 80469

                             Lincoln, NE 68501-0469



                       Telephone Number:  1-800-865-5237

                          Fax Number:  1-877-525-2689



This Prospectus describes information you should know before you purchase the Consultant SL Flexible Premium Last Survivor Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2007


                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                 PAGE

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SUMMARY                                                                 3
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  Description of the Policy and Policy Benefits                         3
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  Risks of the Policy                                                   5
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  The Portfolios And Associated Risks                                   6
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FEE TABLES                                                              8
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  Transaction Fees                                                      8
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  Periodic Charges Other Than Portfolio Operating Expenses              9
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  Optional Benefit Charges                                              10
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  Total Annual Portfolio Operating Expenses                             11
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PURCHASE OF POLICY AND PREMIUMS                                         11
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  Application for a Policy                                              11
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  Premium Payments                                                      11
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  Premium Limits                                                        12
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  Safety Net and Age 100 No Lapse Premium                               12
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  Modified Endowment Contracts                                          12
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  Allocation of Premiums                                                13
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POLICY VALUE                                                            13
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  General                                                               13
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  Accumulation Units                                                    13
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  Accumulation Unit Value                                               13
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  Postponement of Payments                                              14
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TRANSFERS                                                               14
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  General                                                               14
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  Transfers Authorized by Telephone                                     14
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  Dollar Cost Averaging                                                 15
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  Portfolio Rebalancing                                                 15
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  Market Timing & Excessive Trading                                     16
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  Trading Limitations                                                   16
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INVESTMENT AND FIXED ACCOUNT OPTIONS                                    17
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  The Sub-Accounts and the Portfolios                                   17
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  Voting Rights                                                         22
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  Additions, Deletions and Substitutions of Securities                  22
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  The Fixed Account                                                     22
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS                          23
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  Death Benefits                                                        23
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  Death Benefit Options                                                 23
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  Change to Death Benefit Option                                        24
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  Change to Face Amount                                                 24
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  Optional Insurance Benefits                                           24
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POLICY LOANS                                                            25
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  General                                                               25
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  Loan Interest                                                         25
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  Loan Repayment                                                        26
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                                 PAGE

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  Pre-Existing Loan                                                     26
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  Effect on Policy Value                                                26
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SURRENDERS AND WITHDRAWALS                                              26
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  Surrenders                                                            26
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  Partial Withdrawal                                                    26
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SETTLEMENT OPTIONS                                                      27
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MATURITY                                                                28
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LAPSE AND REINSTATEMENT                                                 28
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  Lapse and Grace Period                                                28
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  Reinstatement                                                         28
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CANCELLATION AND CONVERSION RIGHTS                                      28
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  Free Look Period                                                      28
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  Conversion                                                            28
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CHARGES AND DEDUCTIONS                                                  29
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  Premium Tax Charge and Premium Expense Charge                         29
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  Monthly Deduction                                                     29
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  Policy Fee                                                            29
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  Administrative Expense Charge                                         29
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  Mortality and Expense Risk Charge                                     29
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  Cost of Insurance Charge                                              29
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  Rider Charges                                                         30
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  Separate Account Income Taxes                                         30
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  Portfolio Charges                                                     30
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  Surrender Charge                                                      30
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  Transfer Fee                                                          32
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GENERAL POLICY PROVISIONS                                               32
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  Beneficiaries                                                         32
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  Assignment                                                            32
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  Dividends                                                             32
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ABOUT US                                                                32
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  Lincoln Benefit Life Company                                          32
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  The Separate Account                                                  32
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FEDERAL TAXES                                                           34
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  Introduction                                                          34
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  Taxation of the Company and the Separate Account                      34
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  Taxation of Policy Benefits                                           34
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  Employer Owned Life Insurance (a.k.a. "COLI")                         35
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  Modified Endowment Contracts                                          35
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  Diversification Requirements                                          36
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  Ownership Treatment                                                   36
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DISTRIBUTION                                                            36
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LEGAL PROCEEDINGS                                                       37
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LEGAL MATTERS                                                           37
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FINANCIAL STATEMENTS                                                    37
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                                 2  PROSPECTUS

--------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES 38
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GLOSSARY OF SPECIAL TERMS                                               42
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 42 of this prospectus.


SUMMARY
--------------------------------------------------------------------------------


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1. WHAT IS A FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "last survivor" policy because we pay the death benefit only upon death of the last survivor of the Policy's two original Insured Persons. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured Persons' ages, sex and risk classes. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Similarly, to take advantage of the Age 100 No Lapse guarantee, you must pay the cumulative Age 100 No Lapse Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 11 and "Federal Taxes" beginning on page 34.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Internal Revenue Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals.
 For more information, see "Federal Taxes - Modified Endowment Contracts" on page 35.

3. WHAT ARE THE SAFETY NET PREMIUM AND AGE 100 NO LAPSE PREMIUM FEATURES?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, if you have paid certain amounts of premiums.
 If, at the beginning of each Policy month, your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) is at least equal to the cumulative Age 100 No Lapse Premiums shown in your Policy, and so long as you choose Death Benefit Option 1, the guarantee will extend until the Policy Anniversary following the younger Insured Person's 100th birthday (the Age 100 No Lapse guarantee). Otherwise, the specified period will be the first ten Policy Years, or until the next Policy Anniversary after the younger Insured Person's 90th birthday, whichever is earlier. We call this the "Safety Net Premium" guarantee. It requires that your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equal the cumulative Safety Net Premium amount shown in your Policy. In some states, the Safety Net Premium Period is less than ten years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium and Age 100 No Lapse Premium" on page 12.

When neither the Safety Net Premium nor the Age 100 No Lapse guarantee is in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due and, in some states, you have not reached the Maturity Date. For more detail please see "Lapse and Reinstatement" on page 28.

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well


                                 3  PROSPECTUS
as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 29. For additional discussion of your Policy Value, please see "Policy Value" on page 13.

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Trading Limitations" on page 16.

6.   HOW ARE MY PREMIUMS AND POLICY VALUE ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a Premium Tax Charge of 2.5% of each Premium and a Premium Expense Charge on the first $50,000 of cumulative Premium of 3.5% of Premium for the first ten Policy Years, and 1.5% thereafter. For more detail, see "Charges and Deductions" on page 29. The amount remaining after the deduction of the Premium Tax Charge and the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the first page of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 13.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 15.

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the last surviving Insured Person. The Policy provides for two Death Benefit options you may choose between until the death of the last surviving Insured Person. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the last surviving Insured Person's date of death or the Policy Value multiplied by a specified percentage.
 Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 25 and "Death Benefits and Optional Insurance Benefits" on page 23.

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the last surviving Insured Person dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. If you previously added a rider that provides any additional benefit, the proceeds may be increased. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the last surviving Insured Person dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the


                                 4  PROSPECTUS
charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $250,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 24. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 34.

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time before the Maturity Date for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first fourteen Policy Years and the first fourteen years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 30.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $250,000 or the Net Surrender Value below $500. For more detail, see "Surrenders and Withdrawals" on page 26.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 34.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 25. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 34.

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 28.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium or Age 100 No Lapse Premium features. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page
17. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and neither the Safety Net Premium or Age 100 No Lapse guarantees are in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 28.
 If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 34.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to


                                 5  PROSPECTUS
provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences.
 See "Federal Taxes" on page 34.

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amount may not reduce the Face Amount below $250,000 or the Net Surrender Value below $500. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee per withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawals" on page 26. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 34.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 16.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 30. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 34.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 35.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 34.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.


                                 6  PROSPECTUS

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


                                 7  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES
          Charge            When Charge is Deducted       Amount Deducted
          ------            -----------------------       ---------------
-------------------------------------------------------------------------------
PREMIUM TAX CHARGE          When you pay a Premium.  2.5% of the Premium
                                                      amount.

PREMIUM EXPENSE CHARGE      When you pay a Premium.  Policy Years 1-10: 3.5% of
                                                      the Premium amount up to
                                                      $50,000 of cumulative
                                                      premium;
                                                     Policy Years 11+: 1.5% of
                                                      the Premium amount up to
                                                      $50,000 of cumulative
                                                      premium.

SURRENDER CHARGE (PER       When you surrender your
 $1000 OF FACE               Policy during the
 AMOUNT)/(1)/                first 14 Policy Years.

 Minimum and Maximum                                 Minimum: $3.57 per $1,000
 Initial Surrender Charge:                           Maximum: $48.40 per $1,000

 Initial Surrender Charge                            $10.10 per $1,000
 for 55 year old male
 preferred nonsmoker, 55
 year old female preferred
 nonsmoker, $2,000,000
 Face Amount

TRANSFER FEE/ (2)/          Each transfer after the  $10.00 maximum; $0 current
                             first in each calendar
                             month.

PARTIAL WITHDRAWAL SERVICE  When you make a          $10.00 per withdrawal
 FEE                         withdrawal.

NET LOAN INTEREST RATE      When you have a Policy   Net Interest Rate on
 (3)(4)                      Loan                     Standard Loans 2%
                                                     Net Interest Rate on
                                                      Preferred Loans 0%
-------------------------------------------------------------------------------


   (1) The initial amount of the surrender charge depends on the Insured Persons' ages at issue, sex and statuses as a smoker or nonsmoker. The minimum initial surrender charge in the table assumes a 30 year old male preferred nonsmoker, 30 year old female preferred nonsmoker, $2,000,000 Face Amount. The maximum initial surrender charge in the table assumes a 85 year old male smoker, 85 year old female smoker, $2,000,000 Face Amount. These surrender charges shown above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) Currently, we are waiving this fee.

   (3) The net loan interest rate represents the difference between the interest rate we charge on the loan and the interest that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. See "Policy Loans" on page 25.

   (4) Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.


                                 8  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.
 EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
           Charge                  When Charge is          Amount Deducted
           ------                  ---Deducted---          ---------------
                                      --------
-------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (PER  Monthly
 $1000 NET AMOUNT AT
 RISK)/(1)/

 Minimum and Maximum COI                               Guaranteed:
 Charge:                                                Minimum:  $0.0002 per
                                                        $1000.
                                                        Maximum: $83.33 per
                                                        $1000.
                                                       Current:
                                                        Minimum:  $0.00008 per
                                                        $1000.
                                                        Maximum: $11.44 per
                                                        $1000


 Minimum & Maximum COI Charge                          Guaranteed:
 for a 55 year old male                                 Minimum:  $0.004 per
 preferred nonsmoker, 55 year                           $1000.
 old female preferred                                   Maximum:  $83.33 per
 nonsmoker, $2,000,000 Face                             $1000.
 Amount                                                Current:
                                                        Minimum:  $0.003 per
                                                        $1000.
                                                        Maximum: $10.27 per
                                                        $1000.

ADMINISTRATIVE EXPENSE CHARGE  Monthly                 Policy Years 1-7: $1.44
 (PER $1000 INITIAL FACE                                per $1000
 AMOUNT)/(2)/                                          Policy Years 8+: $0 per
                                                        $1000

POLICY FEE                     Monthly                 $7.50

MORTALITY AND EXPENSE RISK     Monthly                 Guaranteed Annual Rate:
 CHARGE (AS A PERCENTAGE OF                             Policy Years 1-14:
 TOTAL MONTHLY SUB-ACCOUNT                              0.72%
 VALUE)/(3)/                                            Policy Years 15+: 0.48%
                                                       Current Annual Rate:
                                                        Policy Years 1-14:
                                                        0.72%
                                                        Policy Years 15+: 0.36%
-------------------------------------------------------------------------------

..

   (1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of each Insured Person. The cost of insurance charges increase as the Insured ages. The minimum cost of insurance charge in the table assumes a 30 year old male preferred nonsmoker and 30 year old female preferred nonsmoker. The maximum cost of insurance charge in the table assumes a 85 year old male smoker and 85 year old female smoker. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on each Insured Person's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 29.
   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) The monthly administrative expense charge is $0.12 per $1,000 of Face Amount for the first 7 Policy Years, and $0 thereafter.

   (3) The monthly mortality and expense risk charge is 0.06% for the first 14 Policy Years and is currently 0.03%, guaranteed not to exceed 0.04%, thereafter.

   We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 9  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES

The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. All riders are not currently available, and also are subject to state availability. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 24 below:

                          Optional Benefit                                 When Charge is          Amount Deducted
                          ----------------                                 ---Deducted---          ---------------
                                                                              --------
-----------------------------------------------------------------------------------------------------------------------
INDIVIDUAL INSURED TERM RIDER (PER $1,000 OF BENEFIT AMOUNT)/(1)/             Monthly
 Minimum and Maximum COI Charge:                                                               Guaranteed:
                                                                                                 Minimum COI:  $0.06
                                                                                                per $1,000
                                                                                                 Maximum COI:  $83.33
                                                                                                per $1,000
                                                                                               Current:
                                                                                                Minimum COI:  $0.06 per
                                                                                                $1,000
                                                                                                Maximum COI:  $33.68
                                                                                                per $1,000

 COI Charge for a 55 year old male preferred nonsmoker, $2,000,000                             Guaranteed:
 Face Amount                                                                                    Minimum:  $0.07 per
                                                                                                $1000.
                                                                                                Maximum:  $83.33 per
                                                                                                $1000.
                                                                                               Current:
                                                                                                Minimum:  $0.29 per
                                                                                                $1000.
                                                                                                Maximum: $18.05 per
                                                                                                $1000.

 COI Charge for a 55 year old female preferred nonsmoker, $2,000,000                           Guaranteed:
 Face Amount                                                                                    Minimum:  $0.53 per
                                                                                                $1000.
                                                                                                Maximum:  $83.33 per
                                                                                                $1000.
                                                                                               Current:
                                                                                                Minimum:  $0.20 per
                                                                                                $1000.
                                                                                                Maximum: $15.36 per
                                                                                                $1000.

LAST SURVIVOR FOUR YEAR TERM INSURANCE/(2) /(PER $1,000 OF BENEFIT            Monthly
 AMOUNT)
 Minimum and Maximum COI Charge:                                                               Guaranteed:
                                                                                                Minimum COI:  $0.0002
                                                                                                per $1,000
                                                                                                Maximum COI:  $83.33
                                                                                                per $1,000
                                                                                               Current:
                                                                                                Minimum COI:  $0.00008
                                                                                                per $1,000
                                                                                                Maximum COI:  $11.45
                                                                                                per $1,000

 Minimum & Maximum COI Charge for a 55 year old male preferred                                 Guaranteed:
 nonsmoker, 55 year old female preferred nonsmoker, $2,000,000 Face                             Minimum COI:  $0.004
 Amount                                                                                         per $1000.
                                                                                                Maximum COI:  $83.33
                                                                                                per $1000.
                                                                                               Current:
                                                                                                Minimum COI:  $0.003
                                                                                                per $1000.
                                                                                                Maximum COI: $10.27 per
                                                                                                $1000.
-----------------------------------------------------------------------------------------------------------------------
"SPLIT" COVERAGE OPTION/ (3)/                                                   N/A            N/A
-----------------------------------------------------------------------------------------------------------------------
FULL SURRENDER CHARGE ADJUSTMENT RIDER/(4)/                                     N/A            N/A
-----------------------------------------------------------------------------------------------------------------------
OVERLOAN PROTECTION RIDER /(5)/                                                 N/A            N/A
-----------------------------------------------------------------------------------------------------------------------


   (1) The applicable charge depends on the Insured Person's age, sex, and underwriting class at issue when the Rider is added to your Policy. This Rider is not currently available. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (2) The applicable charge depends on the Insured Persons' age, sex, and underwriting class at issue. This Rider is not currently available. The minimum cost of insurance charge in the table assumes a 30 year old male preferred nonsmoker and 30 year old female preferred nonsmoker. The maximum cost of insurance charge in the table assumes a 85 year old male smoker and 85 year old female smoker. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 10  PROSPECTUS

   (3) There is no additional cost for this Rider. The "Split" Coverage Option can be added to your Policy at any time as long as neither Insured Person is classified as uninsurable.

   (4) There is no additional cost for this Rider. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue.

   (5) The Overloan Protection Rider is available only for policies applied for on or after the later of May 1, 2007, or the date the applicable state approved the rider. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating Expenses (1)
(expenses that are deducted from
Portfolio assets, which may include
management fees, distribution
and/or service (12b-1) fees, and             0.10%                 3.72%
other expenses)
-------------------------------------------------------------------------------


   (1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at our home office. We generally do not issue Policies to insure people who are older than age 85. The minimum Face Amount for a Policy is $250,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this Prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to each proposed Insured Person. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature.
 We commence coverage of the Insured Persons under the Policy, on the later of:
(i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured Persons with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if both insured persons are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 34. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned


                                 11  PROSPECTUS
periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium or Age 100 No Lapse Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" and "Age 100 No Lapse Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium or Age 100 No Lapse Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 35 below for more information.


SAFETY NET PREMIUM AND AGE 100 NO LAPSE PREMIUM. The Safety Net Premium and Age 100 No Lapse Premium features can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the younger Insured Person is age 80 or under at the Issue Date, the specified period is the first ten Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the younger Insured Person's 90th birthday.

In some states, the Safety Net Premium period of ten years is not permitted by law. In these states, the specified period is five years. Please check with your local representative on the Safety Net period approved in your state.

The specified period can be extended until the Policy Anniversary after the younger Insured Person's 100th birthday through the Age 100 No Lapse guarantee, unless you change to Death Benefit Option 2 before then.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due.
 For additional discussion of lapse, please see "Lapse and Reinstatement" on page 28. Under the Safety Net Premium and Age 100 No Lapse Premium features, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your Policy is still within either or both of the Safety Net or Age 100 No Lapse period and you have met our premium payment test for that period. The Safety Net Premium test requires that the total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are equal to or greater than the monthly Safety Net Premium amount times the number of months since the Issue Date. The Age 100 No Lapse Premium test requires that the total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, at least equals the cumulative amount of the monthly Age 100 No Lapse Premium for the number of Policy Months since the Issue Date. The monthly Age 100 No Lapse Premium Amount will be higher than the monthly Safety Net Premium Amount, because the period of the Age 100 No Lapse guarantee is longer. The Age 100 No Lapse guarantee will become unavailable if you ever choose or have chosen Death Benefit Option 2.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium and Age 100 No Lapse Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium or the Age 100 No Lapse Premium times the number of Policy Months since the Issue Date, the guarantee will end. Once either the Safety Net Premium or the Age 100 No Lapse Premium guarantee terminates, you cannot reinstate it. Once both guarantees terminate, your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 28.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse


                                 12  PROSPECTUS
tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

Usually, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 28.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:


                                 13  PROSPECTUS

1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 32, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business.
 See "Policy Value" on page 13. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date and each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and


                                 14  PROSPECTUS
electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application.
 You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 14 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time.
 Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one period after the Issue Date. Otherwise, your first rebalancing occurs one period after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may


                                 15  PROSPECTUS
prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS We reserve the right to limit transfers among the investment alternatives in any Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or


                                 16  PROSPECTUS
minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUB-ACCOUNTS AND THE PORTFOLIOS.
Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-865-5237.


Portfolio               Each Portfolio Seeks           Investment Advisor
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series I
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -                                   A I M ADVISORS, INC. (1)
 Series I
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund - Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 I
-------------------------------------------------------------------------------

                                 17 PROSPECTUS

Portfolio               Each Portfolio Seeks           Investment Advisor
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------
Alger American Income   To provide a high level of
   & Growth Portfolio    dividend income.  Its
   - Class O             secondary goal is to provide
                         capital appreciation.         FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Alger American          Long-term capital
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
-------------------------------------------------------
Alger American Small    Long-term capital
 Capitalization          appreciation
 Portfolio - Class O
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I
-------------------------------------------------------------------------------
DWS Bond VIP - Class A  To maximize total return
                         consistent with preservation
                         of capital and prudent
                         investment management, by
                         investing for both current
                         income and capital
                         appreciation
-------------------------------------------------------DEUTSCHE INVESTMENT
DWS Global              Above-average capital          MANAGEMENT AMERICAS INC.
 Opportunities VIP -     appreciation over the long
 Class A                 term
-------------------------------------------------------
DWS Growth & Income     Long-term growth of capital,
 VIP - Class A           current income and growth of
                         income
-------------------------------------------------------
DWS International VIP   Long-term growth of capital
 - Class A               primarily through
                         diversified holdings of
                         marketable foreign equity
                         investments
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A                 combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------

                                 18 PROSPECTUS

Portfolio               Each Portfolio Seeks           Investment Advisor
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable Income.  The fund
 Equity-Income           will also consider the
 Portfolio - Initial     potential for capital
 Class                   appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite
                         yield on the securities
                         comprising the Standard &
                         Poor's 500(SM) Index (S&P     FIDELITY MANAGEMENT &
                         500(R)).                      RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP            As high a level of current
 Investment Grade Bond   income as is consistent with
 Portfolio - Initial     the preservation of capital.
 Class
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Forty Portfolio -
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.
 Foreign Stock
 Portfolio - Service
 Shares                                                JANUS CAPITAL MANAGEMENT
-------------------------------------------------------LLC
Janus Aspen Series      Long-term growth of capital
 Large Cap Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 INTECH Risk-Managed
 Core Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Capital appreciation
 Small Company Value
 Portfolio - Service
 Shares
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term capital growth with  LEGG MASON PARTNERS FUND
 Variable Fundamental    current income as a           ADVISOR, LLC
 Value Portfolio -       secondary consideration
 Class I (2)
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term growth of capital
 Variable Investors      with current income as a
 Portfolio - Class I     secondary objective
-------------------------------------------------------------------------------

                                 19 PROSPECTUS

Portfolio               Each Portfolio Seeks           Investment Advisor
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Maximum total return,          LEGG MASON PARTNERS FUND
 Variable Global High    consistent with preservation  ADVISOR, LLC
 Yield Bond Portfolio    of capital
 - Class I
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Emerging Growth     Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS High Income Series  Total return with an emphasis
 - Initial Class         on high current income, but
                         also considering capital
                         appreciation
-------------------------------------------------------
MFS Investors Growth    Capital appreciation
 Stock Series -                                        MFS(TM) INVESTMENT
 Initial Class                                         MANAGEMENT
-------------------------------------------------------
MFS Investors Trust     Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS Research Series -   Capital appreciation
 Initial Class
-------------------------------------------------------
MFS Total Return        Total return
 Series - Initial
 Class
-------------------------------------------------------
MFS Value Series -      Capital appreciation
 Initial Class
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer MidCap      Capital appreciation by
 Fund/VA                 investing in ''growth type''
                         companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA      appreciation by investing a
                         substantial portion of
                         assets in securities of       OPPENHEIMERFUNDS, INC.
                         foreign issuers, growth-type
                         companies, cyclical
                         industries and special
                         situations that are
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund(R)/VA - Service
 Shares
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation through
 Small Cap Portfolio     a diversified portfolio       OPCAP ADVISORS LLC
                         consisting primarily of
                         securities of companies with
                         market capitalizations of
                         under $2.2 billion at time
                         of purchase.
-------------------------------------------------------
Premier VIT OpCap       Long term capital
 Renaissance Portfolio   appreciation and income
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent
 Administrative Shares   investment management.
-------------------------------------------------------
PIMCO VIT Money Market  Maximum current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity
-------------------------------------------------------
PIMCO VIT Real Return   Maximum real return,
 Portfolio -             consistent with preservation
 Administrative Shares   of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT Sector         Long-term capital              RYDEX INVESTMENTS
 Rotation Fund           appreciation.
-------------------------------------------------------------------------------

                                 20 PROSPECTUS

Portfolio               Each Portfolio Seeks           Investment Advisor
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Blue      Long-term capital growth.
 Chip Growth Portfolio   Income is a secondary
 - I                     objective.
-------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income    T. ROWE PRICE
 Income Portfolio - I    as well as long-term growth   ASSOCIATES, INC.
                         of capital.
-------------------------------------------------------
T. Rowe Price Mid-Cap   Long-term capital
 Growth Portfolio - I    appreciation
 (3)
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital    T. ROWE PRICE
 International Stock                                   INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Consistent absolute
 Absolute Return Fund    (positive) returns in
                         various market cycles
-------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing     VAN ECK ASSOCIATES
                         primarily in equity           CORPORATION
                         securities in emerging
                         markets around the world
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a
                         secondary consideration
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          High current return            MANAGEMENT
 Government Portfolio,   consistent with preservation
 Class I                 of capital
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation by investing
 Class I                 primarily in growth-oriented
                         equity securities of large
                         capitalization companies.
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio, Class I      to five years by investing    VAN KAMPEN (4)
                         in common stocks and other
                         equity securities.
-------------------------------------------------------
Van Kampen UIF U.S.     Above average current income
 Real Estate             and long-term capital
 Portfolio, Class I      appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts.
-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage   Long-term capital
 VT Discovery Fund       appreciation.                 WELLS FARGO FUNDS
-------------------------------------------------------MANAGEMENT, LLC
Wells Fargo Advantage   Long-term capital
 VT Opportunity          appreciation.
 Fund(SM)
-------------------------------------------------------------------------------

(1) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(2) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class I was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(3) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the T. Rowe Price Mid-Cap Growth Portfolio - I you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program. In addition, if your current premium allocation instructions include the Portfolio, we will continue to allocate your premiums to the Portfolio.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment


                                 21  PROSPECTUS
objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions.
 However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. We vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940 ("1940 Act").

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Sub-Account to another, or to our general account;

.. to add, combine, or remove Sub-Accounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed


                                 22  PROSPECTUS

Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at a rate of at least an annual effective rate of 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the last surviving Insured Person. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page 24. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the last surviving Insured Person dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the younger Insured Person. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $800,000 and the Policy Value increased to
 $868,000 and then decreased to $790,000, the changes in Policy Value would have the following effects on the Death Benefit:




                                 23  PROSPECTUS

                   EXAMPLES                         A             B

Face Amount                                     $2,000,000    $2,000,000
Death Benefit Option                                     1             1
Younger Insured Person's Age                            55            55
Policy Value on Date of Death                   $1,500,000    $1,250,000
Applicable Corridor Percentage                         150%          150%
Death Benefit                                   $2,250,000    $2,000,000

In Example A, the Death Benefit equals $2,250,000, i.e., the greater of
 $2,000,000 (the Face Amount) and $2,250,000 (the Policy Value at the Date of Death of $1,500,000, multiplied by the corridor percentage of 150%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $2,000,000, i.e., the greater of $2,000,000 (the Face Amount) or $1,875,000 (the Policy Value of $1,250,000 multiplied by the corridor percentage of 150%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $250,000. A decrease in the Face Amount affects the Safety Net and Age 100 No Lapse Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that each Insured Person is insurable. We do not permit any increase in Face Amount after the younger Insured Person's 85th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months. We may place other limits on the amount of increases.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 30 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 34.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. The "Split" Coverage Option Rider can be added to the Policy at any time. The Full Surrender Charge Adjustment Rider and the Overloan Protection Rider are available only at policy issue. The Last Survivor Four Year Term Insurance Rider and Individual Term Rider are not currently available. In our discretion, we may offer additional riders or stop offering a rider. The Overloan Protection Rider is available only for policies applied for on or after the later of May 1, 2007, or the date the applicable state approved the rider.

.. Individual Insured Term Rider.

This rider provides additional term life insurance coverage on one of the Insured Persons. A separate rider may be purchased for each Insured Person.
 This coverage will not, however, extend beyond the first Policy Anniversary after the Insured Person covered by the rider reaches age 99. Until the Insured Person covered by the rider reaches age 75, you may exchange the rider for a new policy. We will not require evidence of insurability to exchange the rider.

.. Last Survivor Four Year Term Insurance.

This rider pays a specified death benefit on the death of the surviving Insured Person if both the Insured Persons


                                 24  PROSPECTUS
die within the first four Policy years. Thereafter, this rider ends.

.. "Split" Coverage Option.

If the Insured Persons divorce or certain federal estate tax law changes occur, this rider permits the coverage to be "split" into two individual life insurance policies on the Insured Persons. Currently, only fixed benefit (non-variable) life insurance policies are available for such "splits." Splitting a Policy's coverage could have negative tax consequences, including, but not limited to, the recognition of taxable income in the amount of any gain in the Policy at the time of the split.

.. Full Surrender Charge Adjustment Rider.

This rider waives the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider. The rider is only available for use with the Policy in business-related situations.
 You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. From time to time, we may modify the criteria for qualification for the rider.

.. Overloan Protection Rider

If the rider benefit is elected under this rider, the Policy will not lapse even if Policy loans exceed the Surrender Value. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are;

1) the Policy has been in force for at least 15 policy years;

2) the Insured has attained age 75;

3) the Death Benefit option for the Policy must be Option 1;

4) the Policy Debt is greater than the Face Amount;

5) the Policy Debt is more than 90% of the Surrender Value;

6) the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

7) the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

8) the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.


POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. We usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate on standard loans is currently 6.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.


                                 25  PROSPECTUS

LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while an Insured Person is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

:

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The Surrender Charge is described in "Charges and Deductions - Surrender Charge" below. We pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $250,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial


                                 26  PROSPECTUS
withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $250,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the front cover of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the last surviving Insured Person. If at the time of the last surviving Insured Person's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


                                 27  PROSPECTUS

MATURITY
--------------------------------------------------------------------------------

In most states, the Policies have no Maturity Date. Your Policy will continue after the younger Insured Person reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions. In those states, following the younger Insured Person's 100th birthday, we will waive any cost of insurance charge or policy fee. In addition, if the Death Benefit Option you select is Option 2, we automatically change it to Option 1 at age 100. The Death Benefit Option must remain as Option 1 after age 100.

Policies issued in some states, however, are required to mature on the Maturity Date. In those states, if your Policy is in force on the Maturity Date, we pay you the Net Surrender Value in a lump sum or you may apply the Net Surrender Value to a Settlement Option.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and neither the Safety Net Premium guarantee nor the Age 100 No Lapse Premium guarantee is in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice informing you of the amount to be paid by you before the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the Monthly Deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 23. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD.  You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.


                                 28  PROSPECTUS

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM TAX CHARGE AND PREMIUM EXPENSE CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Tax Charge and the Premium Expense Charge.

The Premium Expense Charge applies to the first $50,000 of cumulative Premium and equals 3.5% of all Premiums for the first ten policy years, and 1.5% thereafter. Of this charge, 2% of the 3.5% charge in the first ten policy years is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; and (b) certain Federal taxes and other expenses related to the receipt of Premiums.

The Premium Tax Charge equals 2.5% of all Premiums. We do not vary the Premium Tax Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. We may impose the Premium Tax Charge in states that do not impose a premium tax. State premium tax rates vary from 0% to 4%. The current North Carolina premium tax rate is 1.9%.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the administrative expense charge;

3) the mortality and expense risk charge;

4) the cost of insurance charge for your Policy; and

5) the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.


POLICY FEE. The monthly policy fee is $7.50 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For policies issued in those states that do not have a maturity date, the Policy Fee is waived after the younger Insured Person's age 100.


ADMINISTRATIVE EXPENSE CHARGE. The monthly charge is $0.12 for each $1,000 of your Policy's Initial Face Amount and each $1,000 of face amount increase you request. We stop deducting this charge after the seventh Policy Year, even if you have made Face Amount increases during that period. This charge compensates us primarily for administrative expenses, underwriting and other insurance costs.


MORTALITY AND EXPENSE RISK CHARGE. For the first fourteen Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.72% of the net Policy Value allocated to the Sub-Accounts. Thereafter, we intend to charge an annual rate of 0.36%, and we guarantee that we will not charge more than 0.48%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of the surviving Insured Person, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on each Insured Person's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year.
 The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 9 of your Policy. Please see the following example.

      Example (55 Year Old Preferred Nonsmoking Male,
         55 Year Old Preferred Nonsmoking Female):

Face Amount                                       $2,000,000
Death Benefit Option                                       1
Policy Value on the Prior Monthly Deduction Day   $1,250,000
Younger Insured Person's Attained Age                     55
Corridor Percentage                                      150%
Death Benefit                                     $2,000,000




                                 29  PROSPECTUS

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $2,000,000, because the Face Amount ( $2,000,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($1,250,000 X
 150% = $1,875,000). Since the Policy Value on that date is $1,250,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $743,474 (( $2,000,000/ 1.0032737) - $1,250,000).

Assume that the Policy Value in the above example was $1,500,000. The Death Benefit would then be $2,250,000 (150% X $1,500,000), since this is greater than the Face Amount ( $2,000,000). The cost of insurance rates in this case would be applied to the net amount at risk of $742,658 (($2,250,000/1.0032737)
-  $1,500,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 13. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the each Insured Person's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of each Insured Person, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans.
 Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on each Insured Person's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first fourteen Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

In those states that do not have a Maturity Date, beginning on the Policy Anniversary following the younger Insured Person's 100th birthday, we waive all cost of insurance charges and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 24.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to
0.25% annually of net assets.    We receive Rule 12b-1 fees or service fees
directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus


                                 30  PROSPECTUS
any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The initial surrender charge depends on the Face Amount of your Policy and the Insured Persons' ages at issue, sex and statuses as a smoker or non-smoker. For example, if the Insured Persons are age 55 when your Policy is issued, and the Face Amount is $2,000,000, the applicable initial surrender charges are as follows:

Male Non-Smoker,
Female Non-Smoker            $27,486
Male Smoker, Female
Smoker                       $48,224
Unisex Nonsmokers            $30,708
Unisex Smokers               $54,564


The rates for each category are greater or lesser according to the age of the Insured Persons when your Policy is issued. Assuming the Policy has $2,000,000 Face Amount at issue, and the Insured Persons at issue are both age 85, the maximum rates are as follows:

Male Non-Smoker, Female
Non-Smoker                         $79,851
Male Smoker, Female Smoker         $82,280
Unisex Nonsmokers                  $82,280
Unisex Smokers                     $82,280


The maximum initial surrender charge will never be greater than $48.40 per thousand of Face Amount coverage.

If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the younger Insured Person's age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the younger Insured Person were 55 years old when your Policy was issued:

                                           YOUNGER INSURED
              POLICY YEAR                   PERSON AGE 55
              -----------                  ---------------
                   1                             100%
                   2                             100%
                   3                             100%
                   4                             100%
                   5                             100%
                   6                             100%
                   7                             100%
                   8                              80%
                   9                              60%
                  10                              50%
                  11                              40%
                  12                              30%
                  13                              20%
                  14                              10%
                  15                               0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $10,098 ($20,196 X 50%). A different surrender charge percentage rate might apply if the younger Insured Person is older than 55when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount.  If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured Persons' ages and smoking statuses at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured Persons' ages at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent.
 In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales


                                 31  PROSPECTUS
expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Expense Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY.   Lincoln Benefit Life Company is a stock life
insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the


                                 32  PROSPECTUS

Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.


                                 33  PROSPECTUS

FEDERAL TAXES
--------------------------------------------------------------------------------


INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance Policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the last surviving Insured Person's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 35.

If you are Owner and the last surviving Insured Person under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the last surviving Insured Person is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the last surviving Insured Person's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and the last surviving Insured Person under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition,


                                 34  PROSPECTUS
certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

In states where required, at the Maturity Date we pay the Net Surrender Value to you. Generally, the excess of the Net Surrender Value over your investment in the Policy will be includible in your taxable income at that time.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI"). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

.. the insured was an employee within 12 months of death;

.. proceeds are paid to the insured's beneficiary;

.. proceeds are used to buy back any equity interest owned by the insured at the time of death; or

.. the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

.. more than 5% owners;

.. directors; and

.. anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

.. more than 10% owners;

.. one of the five highest paid officers; or

.. among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your contract is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a Policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment


                                 35  PROSPECTUS

Contract before the last surviving Insured Person's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in private and public rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


DISTRIBUTION
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

ALFS does not sell Policies directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks that sell the Policies.
 Commissions paid vary, but we may pay up to a maximum sales commission of approximately


                                 36  PROSPECTUS

90% of all Premiums plus 2.75% of any additional Premiums in the first ten
years.   In addition, we may pay a trail commission of 0.25% of Policy Value on
Policies that have been in force for at least five years. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion and marketing of the Policies, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2006, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


                                 37  PROSPECTUS

ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES
--------------------------------------------------------------------------------

The following tables illustrate how the Policy Values, Net Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show how the Policy Values, Net Surrender Values and Death Benefits issued to Insured Persons of a given age and underwriting risk classification who pays the specified annual Premium would vary over time if the investment return on the assets held in the underlying Portfolio(s) was a uniform, gross, after-tax annual rate of 0%, 5% or 10%. The gross rates of return do not reflect the deduction of the charges and expenses of the Portfolios. The tables below illustrate a Policy issued to a male, age 55, and a female age 55, $2,000,000 Face Amount, under a preferred nonsmoker risk classification and Death Benefit Option 1.

The illustrations assume an annual payment of $4,016.04. The Safety Net Premium (see Safety Net Premium and Age 100 No Lapse Net Premium, page 12) for the illustrated Policy is $4,010.04. Payment of the Safety Net Premium or more each year would guarantee Death Benefit coverage for ten years, regardless of investment performance, assuming no loans or withdrawals are taken. The Age 100 No Lapse Premium (see page 12) is $32,468.04. Payment of the Age 100 No Lapse Premium guarantees the Death Benefit coverage until the Policy Anniversary following the younger Insured Person's 100th birthday - assuming no loans or withdrawals are taken.

The illustration on page 39 assumes current charges and cost of insurance rates, while the illustration on page 40 assumes maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Net Surrender Value reflect the fact that the net investment return of the Sub-Accounts is lower than the gross, after-tax return on the assets held in the Portfolios and charges levied against the Sub-Accounts. The values shown take into account the average total annual operating expenses (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees and other expenses) of 0.97%. Portfolio fees and expenses used in the illustrations do not reflect any fee waivers or expense reimbursement arrangements of the Portfolios which are described in the relevant fund prospectus, if applicable. Also reflected is our monthly charge to the Policy Value for assuming mortality and expense risks. The charge for the first fourteen Policy Years is an annual rate of 0.72% of the average net assets of the Sub-Accounts, and thereafter, the annual rate currently is 0.36% of average net assets, guaranteed not to exceed 0.48%. The illustrations also reflect the deduction from Premiums for a premium tax charge of 2.5% of each Premium, a premium expense charge applied to the first $50,000 of cumulative Premium of 3.5% of Premiums paid in the first ten Policy Years and 1.5% of Premium thereafter, the monthly policy fee of $7.50, and the monthly administrative expense charge. The monthly administrative expense charge is -.12 per thousand dollars of Face Amount for the first seven Policy Years, and - thereafter. After deduction of the average total annual operating expenses, the illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Current Costs" correspond to approximate net annual rates of -0.95%, 4.05%, and 9.05%, respectively. The illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -0.95%, 4.05%, and 9.05%, respectively.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5%, and 10% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values, and Net Surrender Values illustrated (see "Federal Taxes," page 34)

The tables illustrate the Policy Values, Net Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if Premiums are paid as indicated, if all net Premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the proposed Insureds' actual age, sex and underwriting classification, the Face Amount, Death Benefit option, the proposed amount and frequency of Premiums paid and any available riders requested.


                                 38  PROSPECTUS

                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

    Male Issue Age  55     Female Issue Age 55
Face Amount $2,000,000      Preferred Nonsmoker Class
Annual Premium $4,016.04     Death Benefit Option:  1


                 CURRENT COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
  POLICY YEAR        0% GROSS         5% GROSS        10% GROSS
                    -0.95% NET       4.05% NET        9.05% NET
       1            $2,000,000       $2,000,000       $2,000,000
       2            $2,000,000       $2,000,000       $2,000,000
       3            $2,000,000       $2,000,000       $2,000,000
       4            $2,000,000       $2,000,000       $2,000,000
       5            $2,000,000       $2,000,000       $2,000,000
       6            $2,000,000       $2,000,000       $2,000,000
       7            $2,000,000       $2,000,000       $2,000,000
       8            $2,000,000       $2,000,000       $2,000,000
       9            $2,000,000       $2,000,000       $2,000,000
       10           $2,000,000       $2,000,000       $2,000,000
       15                   **               **               **
  20 (Age 75)               **               **               **
  25 (Age 80)               **               **               **
  30 (Age 85)               **               **               **
  35 (Age 90)               **               **               **
  40 (Age 95)               **               **               **
  45 (Age 100)              **               **               **





                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
 POLICY YEAR    0% GROSS   5% GROSS   10% GROSS    POLICY YEAR     0% GROSS   5% GROSS   10% GROSS
               -0.95% NET  4.05% NET  9.05% NET                   -0.95% NET  4.05% NET  9.05% NET
      1          $  704     $  811     $  918           1              -          -          -
      2          $1,214     $1,460     $1,720           2              -          -          -
      3          $1,466     $1,876     $2,326           3              -          -          -
      4          $1,403     $1,986     $2,654           4              -          -          -
      5          $  993     $1,742     $2,643           5              -          -          -
      6          $  192     $1,082     $2,213           6              -          -          -
      7               -          -     $1,221           7              -          -          -
      8               -     $1,007     $2,564           8              -          -          -
      9          $  436     $1,648     $3,489           9              -          -          -
     10          $  563     $1,930     $4,101          10              -          -          -
     15              **         **         **          15             **         **         **
 20 (Age 75)         **         **         **      20 (Age 75)        **         **         **
 25 (Age 80)         **         **         **      25 (Age 80)        **         **         **
 30 (Age 85)         **         **         **      30 (Age 85)        **         **         **
 35 (Age 90)         **         **         **      35 (Age 90)        **         **         **
 40 (Age 95)         **         **         **      40 (Age 95)        **         **         **
45 (Age 100)         **         **         **     45 (Age 100)        **         **         **





                                 39  PROSPECTUS

Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts. Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return shown above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

    Male Issue Age  55     Female Issue Age 55
Face Amount $2,000,000      Preferred Nonsmoker Class
Annual Premium $4,016.04     Death Benefit Option:  1


               GUARANTEED COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
  POLICY YEAR        0% GROSS         5% GROSS        10% GROSS
                    -0.95% NET       4.05% NET        9.05% NET
       1            $2,000,000       $2,000,000       $2,000,000
       2            $2,000,000       $2,000,000       $2,000,000
       3            $2,000,000       $2,000,000       $2,000,000
       4            $2,000,000       $2,000,000       $2,000,000
       5            $2,000,000       $2,000,000       $2,000,000
       6            $2,000,000       $2,000,000       $2,000,000
       7            $2,000,000       $2,000,000       $2,000,000
       8            $2,000,000       $2,000,000       $2,000,000
       9            $2,000,000       $2,000,000       $2,000,000
       10           $2,000,000       $2,000,000       $2,000,000
       15                   **               **               **
  20 (Age 75)               **               **               **
  25 (Age 80)               **               **               **
  30 (Age 85)               **               **               **
  35 (Age 90)               **               **               **
  40 (Age 95)               **               **               **
  45 (Age 100)              **               **               **



                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
 POLICY YEAR    0% GROSS   5% GROSS   10% GROSS    POLICY YEAR     0% GROSS   5% GROSS   10% GROSS
               -0.95% NET  4.05% NET  9.05% NET                   -0.95% NET  4.05% NET  9.05% NET
      1          $  664     $  769     $  876           1              -          -          -
      2          $1,077     $1,318     $1,572           2              -          -          -
      3          $1,191     $1,584     $2,017           3              -          -          -
      4          $  950     $1,497     $2,127           4              -          -          -
      5          $  284     $  967     $1,796           5              -          -          -
      6               -          -     $  888           6              -          -          -
      7               -          -          -           7              -          -          -
      8               -          -          -           8              -          -          -
      9               -          -          -           9              -          -          -
     10               -          -          -          10              -          -          -





                                 40  PROSPECTUS

                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
 POLICY YEAR    0% GROSS   5% GROSS   10% GROSS    POLICY YEAR     0% GROSS   5% GROSS   10% GROSS
               -0.95% NET  4.05% NET  9.05% NET                   -0.95% NET  4.05% NET  9.05% NET
     15              **         **         **          15             **         **         **
 20 (Age 75)         **         **         **      20 (Age 75)        **         **         **
 25 (Age 80)         **         **         **      25 (Age 80)        **         **         **
 30 (Age 85)         **         **         **      30 (Age 85)        **         **         **
 35 (Age 90)         **         **         **      35 (Age 90)        **         **         **
 40 (Age 95)         **         **         **      40 (Age 95)        **         **         **
45 (Age 100)         **         **         **     45 (Age 100)        **         **         **



Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts.

Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return shown above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                                 41  PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured Person's age at his or her last birthday.

AGE 100 NO LAPSE PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period and continues until the Policy Anniversary following the younger Insured Person's 100th birthday if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Age 100 No Lapse Premium amount times the number of months since the Issue Date.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured Person who dies last, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED PERSONS - The persons whose lives are insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - In states where the Policy has a Maturity Date, it is the Policy Anniversary following the younger Insured Person's 100th birthday. In most states, the Policy does not have a Maturity Date.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, administrative expense charge, mortality and expense risk charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Tax Charge and the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium or the Age 100 No Lapse Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be one of the Insureds. If the application does not provide otherwise, the younger Insured Person will be the Policy Owner. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.


                                 42  PROSPECTUS

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE- The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 43  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2007. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-2001.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                           1940 ACT FILE NO. 811-9154

                          1933 ACT FILE NO. 333-76799


                                 44  PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured Person's age at his or her last birthday.

AGE 100 NO LAPSE PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period and continues until the Policy Anniversary following the younger Insured Person's 100th birthday if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Age 100 No Lapse Premium amount times the number of months since the Issue Date.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured Person who dies last, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED PERSONS - The persons whose lives are insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - In states where the Policy has a Maturity Date, it is the Policy Anniversary following the younger Insured Person's 100th birthday. In most states, the Policy does not have a Maturity Date.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, administrative expense charge, mortality and expense risk charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Tax Charge and the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium or the Age 100 No Lapse Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be one of the Insureds. If the application does not provide otherwise, the younger Insured Person will be the Policy Owner. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor


                                 42  PROSPECTUS
or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE- The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 43  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2007. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-2001.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                           1940 ACT FILE NO. 811-9154

                          1933 ACT FILE NO. 333-76799


                                 44  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                  CONSULTANT SL FLEXIBLE PREMIUM LAST SURVIVOR
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                       AND RELATED PROSPECTUS: May 1, 2007


                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


      This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the
                   Prospectus without charge by calling us at
                 1-800-865-5237 or writing to us at the address
                               immediately below.
                         The defined terms used in this
                             Statement of Additional
                           Information are as defined
                               in the Prospectus.


                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469





                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................
     Description of Lincoln Benefit Life Company..............................
     State Regulation of Lincoln Benefit......................................
     Lincoln Benefit Life Variable Life Account...............................
EXPERTS.......................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY................
     Replacement of Modified Endowment Contracts..............................
     Computation of Policy Value..............................................
     Transfers Authorized by Telephone........................................
GENERAL POLICY PROVISIONS.....................................................
     Statements to Policy Owners..............................................
     Limit on Right to Contest................................................
     Suicide..................................................................
     Misstatements as to Age and Sex..........................................
ADDITIONAL INFORMATION ABOUT CHARGES..........................................
DISTRIBUTOR...................................................................
DISTRIBUTION OF THE POLICY....................................................
FINANCIAL STATEMENTS..........................................................

                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Life Account as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured Persons are alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured Persons are alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured Persons are alive.

Suicide. If either Insured Person commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount either Insured Person commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatements as to Age and Sex. If the age or sex of either Insured Person is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.


                                   DISTRIBUTOR

     ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

     Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                            1999     2001     2002     2003    2004     2005     2006
                                           -------- -------- -------- ------- -------- -------- -------
                                           -------- -------- -------- ------- -------- -------- -------
Commission paid to ALFS that were paid        0        0        0       0        0        0       0
to other broker-dealers and registered
representatives
Commission kept by ALFS                       0        0        0       0        0        0       0
Other fees paid to ALFS for distribution
services                                      0        0        0       0        0        0       0



                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to a certain amount plus 2.75% of any additional Premiums in the first ten years. Registered representatives also may be eligible for a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Distribution

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Policies. To contribute to the promotion and marketing of the Policies, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services including: (1) placing the Policies on a list of preferred or recommended products in the firm's distribution system; (2) sales promotions; (3) participation in sales conferences and (4) defraying the costs of sales conferences and educational seminars for firm registered representatives. To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms.

The general types of payments that we make are:

o Percentage Payments based upon Policy Value. This type of payment is a percentage payment that is based upon the total Policy Value of all Policies that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Policies sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Polcies sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. Some payments may support the sale of all Lincoln Benefit products offered through the firm, which could include annuity products and fixed life insurance policies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Policy.



NAME OF FIRM:
-------------------------------------------------------
Centaurus Financial, Inc.
-------------------------------------------------------
-------------------------------------------------------
Associated Financial Group, LLC
-------------------------------------------------------
-------------------------------------------------------
Cambridge Investment Research, Inc.
-------------------------------------------------------
-------------------------------------------------------
Securities Service Network, Inc.
-------------------------------------------------------
-------------------------------------------------------
First Financial Planners, Inc.
-------------------------------------------------------
-------------------------------------------------------
Terra Securities Corporation
-------------------------------------------------------
-------------------------------------------------------
Legacy Financial Solutions, Inc.
-------------------------------------------------------
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First Tennessee Brokerage, Inc.
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Valmark Securities, Inc.
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Associated Securities Corporation
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C F D Investments, Inc
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SFA Insurance Services Inc
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National Planning Holdings
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                              FINANCIAL STATEMENTS

     The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2006, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2007

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                       YEAR ENDED DECEMBER 31,
                                                    ---------------------------
(IN THOUSANDS)                                        2006      2005      2004
                                                    -------   -------   -------
REVENUES
Net investment income                               $13,948   $13,632   $11,234
Realized capital gains and losses                    (1,255)     (174)        5
                                                    -------   -------   -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     12,693    13,458    11,239
Income tax expense                                    4,433     4,671     3,925
                                                    -------   -------   -------
NET INCOME                                            8,260     8,787     7,314
                                                    -------   -------   -------
OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses      (885)   (4,772)   (1,786)
                                                    -------   -------   -------
COMPREHENSIVE INCOME                                $ 7,375   $ 4,015   $ 5,528
                                                    =======   =======   =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                  DECEMBER 31,
                                                               -------------------------
                                                                   2006          2005
                                                               -----------   -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized
      cost $268,331 and $266,457)                              $   268,058   $   267,545
   Short-term                                                        8,264         3,824
                                                               -----------   -----------
      TOTAL INVESTMENTS                                            276,322       271,369
Cash                                                                23,352         8,349
Reinsurance recoverable from Allstate Life Insurance Company    19,131,870    18,350,983
Reinsurance recoverable from non-affiliates                      1,203,864     1,019,850
Receivable from affiliates, net                                     24,990        10,394
Other assets                                                       104,971        96,059
Separate accounts                                                3,097,550     2,718,509
                                                               -----------   -----------
      TOTAL ASSETS                                             $23,862,919   $22,475,513
                                                               ===========   ===========
LIABILITIES
Contractholder funds                                           $18,195,622   $17,462,104
Reserve for life-contingent contract benefits                    2,126,455     1,892,194
Unearned premiums                                                   25,935        26,992
Deferred income taxes                                                  135           591
Current income taxes payable                                         4,412         4,769
Other liabilities and accrued expenses                             136,184       101,103
Separate accounts                                                3,097,550     2,718,509
                                                               -----------   -----------
      TOTAL LIABILITIES                                         23,586,293    22,206,262
                                                               -----------   -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares
   authorized, 25 thousand shares issued and outstanding             2,500         2,500
Additional capital paid-in                                         180,000       180,000
Retained income                                                     94,304        86,044
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                            (178)          707
                                                               -----------   -----------
      Total accumulated other comprehensive income                    (178)          707
                                                               -----------   -----------
      TOTAL SHAREHOLDER'S EQUITY                                   276,626       269,251
                                                               -----------   -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY               $23,862,919   $22,475,513
                                                               ===========   ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                            YEAR ENDED DECEMBER 31,
                                         ------------------------------
(IN THOUSANDS)                             2006       2005       2004
                                         --------   --------   --------
COMMON STOCK                             $  2,500   $  2,500   $  2,500
                                         --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                180,000    180,000    130,305
Capital contribution                           --         --     49,695
                                         --------   --------   --------
Balance, end of year                      180,000    180,000    180,000
                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                 86,044     77,257     69,943
Net income                                  8,260      8,787      7,314
                                         --------   --------   --------
Balance, end of year                       94,304     86,044     77,257
                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                    707      5,479      7,265
Change in unrealized net capital gains
   and losses                                (885)    (4,772)    (1,786)
                                         --------   --------   --------
Balance, end of year                         (178)       707      5,479
                                         --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY               $276,626   $269,251   $265,236
                                         ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                            YEAR ENDED DECEMBER 31,
                                                                        ------------------------------
(IN THOUSANDS)                                                            2006       2005       2004
                                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $  8,260   $  8,787   $  7,314
Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                  424        466        293
      Realized capital gains and losses                                    1,255        174         (5)
      Changes in:
         Reserve for life-contingent contract benefits and
            contractholder funds, net of reinsurance recoverables          2,878      3,041    (11,474)
         Income taxes                                                       (337)     4,709      1,438
         Receivable/payable to affiliates, net                           (14,596)    17,055    (50,781)
         Other operating assets and liabilities                           25,112    (22,674)    49,016
                                                                        --------   --------   --------
            Net cash provided by (used in) operating activities           22,996     11,558     (4,199)
                                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
FIXED INCOME SECURITIES:
      Proceeds from sales                                                 20,104      5,066      1,007
      Investment collections                                              15,244     22,557     15,667
      Investments purchases                                              (38,901)   (67,948)   (45,793)
Change in short-term investments                                          (4,440)    26,584    (29,301)
                                                                        --------   --------   --------
            Net cash used in investing activities                         (7,993)   (13,741)   (58,420)
                                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                          --         --     49,695
                                                                        --------   --------   --------
            Net cash provided by financing activities                         --         --     49,695
                                                                        --------   --------   --------
NET INCREASE (DECREASE) IN CASH                                           15,003     (2,183)   (12,924)
CASH AT BEGINNING OF YEAR                                                  8,349     10,532     23,456
                                                                        --------   --------   --------
CASH AT END OF YEAR                                                     $ 23,352   $  8,349   $ 10,532
                                                                        ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2006 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are deferred and immediate fixed annuities, interest-sensitive, traditional and variable life insurance, and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2006, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through several distribution channels, including Allstate exclusive agencies, independent agencies (including master brokerage agencies), and financial services firms, such as banks and broker-dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed, mortgage-backed and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income is determined using the effective yield method, considering estimated principal repayments when applicable. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other-than-temporary declines in fair value. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2006. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (See Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company at the time of adoption are listed below.

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax, ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements. It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPAs address a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs was ceded to ALIC under the terms of the reinsurance agreements.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of eleven TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Any impact resulting from the adoption of SOP 05-1 on the Company's results of operations will be ceded to ALIC under the terms of the reinsurance agreements.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $192.3 million, $158.7 million and $161.4 million in 2006, 2005 and 2004, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $1.1 million, $659 thousand and $447 thousand for the years ended December 31, 2006, 2005 and 2004, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $42.7 million, $44.6 million and $41.7 million of commission and other distribution expenses for the years ended December 31, 2006, 2005 and 2004, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     In 2006, the Company entered a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker/dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company recorded commission expense of $1.5 million for 2006. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations under the reinsurance agreements:

                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------
(IN THOUSANDS)                                   2006         2005         2004
                                              ----------   ----------   ----------
Premiums and contract charges                 $  546,554   $  461,496   $  405,748
Interest credited to contractholder  funds,
   contract benefits and expenses              1,487,799    1,483,707    1,354,508

    Reinsurance recoverables due from ALIC totaled $19.13 billion and $18.35 billion as of December 31, 2006 and 2005, respectively.

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand from AIC in 2004, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements. The Company did not receive any structured settlement premiums from AIC in 2006 or 2005.

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding under the intercompany loan agreement to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the agreement at December 31, 2006 and 2005. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                     GROSS UNREALIZED
                                        AMORTIZED   -----------------     FAIR
(IN THOUSANDS)                            COST       GAINS    LOSSES      VALUE
                                        ---------   ------   --------   --------
AT DECEMBER 31, 2006
U.S. government and agencies             $116,821   $2,609   $(1,467)   $117,963
Corporate                                  74,755      613    (1,987)     73,381
Municipal                                     502       31        --         533
Mortgage-backed securities                 29,963       98      (817)     29,244
Commercial mortgage-backed securities      32,095      635      (315)     32,415
Asset-backed securities                    14,195      366       (39)     14,522
                                         --------   ------   -------    --------
   Total fixed income securities         $268,331   $4,352   $(4,625)   $268,058
                                         ========   ======   =======    ========
AT DECEMBER 31, 2005
U.S. government and agencies             $ 99,197   $3,333   $(1,139)   $101,391
Corporate                                  91,424    1,133    (1,746)     90,811
Municipal                                     503       41        --         544
Mortgage-backed securities                 32,362      209      (606)     31,965
Commercial mortgage-backed securities      27,851       69      (704)     27,216
Asset-backed securities                    15,120      546       (48)     15,618
                                         --------   ------   -------    --------
   Total fixed income securities         $266,457   $5,331   $(4,243)   $267,545
                                         ========   ======   =======    ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                         AMORTIZED     FAIR
(IN THOUSANDS)                             COST        VALUE
                                         ---------   --------
Due in one year or less                   $  8,543   $  8,515
Due after one year through five years       88,818     88,680
Due after five years through ten years      87,213     86,056
Due after ten years                         39,599     41,041
                                          --------   --------
                                           224,173    224,292
Mortgage and asset-backed securities        44,158     43,766
                                          --------   --------
   Total                                  $268,331   $268,058
                                          ========   ========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                             2006      2005      2004
                                         -------   -------   -------
Fixed income securities                  $13,495   $13,190   $11,297
Short-term investments                       762       689       185
                                         -------   -------   -------
   Investment income, before expense      14,257    13,879    11,482
   Investment expense                        309       247       248
                                         -------   -------   -------
   Net investment income                 $13,948   $13,632   $11,234
                                         =======   =======   =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                   2006     2005   2004
                                               -------   -----   ----
Fixed income securities                        $(1,255)  $(174)   $ 5
Income tax benefit (expense)                       438      60     (2)
                                               -------   -----    ---
Realized capital gains and losses, after-tax   $  (817)  $(114)   $ 3
                                               =======   =====    ===

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2006     2005   2004
                                                  -------   -----   ----
Dispositions                                      $(1,255)  $(174)   $ 5
                                                  -------   -----    ---
   Realized capital gains and losses               (1,255)   (174)     5
   Income tax benefit (expense)                       438      60     (2)
                                                  -------   -----    ---
   Realized capital gains and losses, after-tax   $  (817)  $(114)   $ 3
                                                  =======   =====    ===

     Gross gains of $1 thousand and $5 thousand were realized on fixed income securities during 2006 and 2005, respectively. Gross losses of $1.3 million and $174 thousand were realized on sales of fixed income securities during 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31 are as follows:

                                                     GROSS UNREALIZED
                                             FAIR    ----------------   UNREALIZED
(IN THOUSANDS)                              VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
AT DECEMBER 31, 2006
Fixed income securities                   $268,058   $4,352   $(4,625)     $(273)
Deferred income taxes                                                         95
                                                                           -----
Unrealized net capital gains and losses                                    $(178)
                                                                           =====

                                                     GROSS UNREALIZED
                                             FAIR    ----------------   UNREALIZED
(IN THOUSANDS)                              VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
AT DECEMBER 31, 2005
Fixed income securities                   $267,545   $5,331   $(4,243)    $1,088
Deferred income taxes                                                       (381)
                                                                          ------
Unrealized net capital gains and losses                                   $  707
                                                                          ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2006      2005     2004
                                                      -------   -------   -------
Fixed income securities                               $(1,361)  $(7,340)  $(2,748)
Deferred income taxes                                     476     2,568       962
                                                      -------   -------   -------
Decrease in unrealized net capital gains and losses   $  (885)  $(4,772)  $(1,786)
                                                      =======   =======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.


                                             LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                      ------------------------------   ------------------------------     TOTAL
                                     NUMBER OF    FAIR     UNREALIZED  NUMBER OF  FAIR     UNREALIZED   UNREALIZED
($ IN THOUSANDS)                      ISSUES     VALUE      LOSSES     ISSUES     VALUE      LOSSES       LOSSES
                                      ------   --------   ----------   ------   --------   ----------   ----------
AT DECEMBER 31, 2006
Fixed income securities
   U.S. Government andagencies            4    $ 26,597    $  (153)       10    $ 44,123    $(1,314)     $(1,467)
   Corporate                              2       1,985        (18)       24      46,462     (1,969)      (1,987)
   Mortgage-backed securities             1           1         --        10      25,880       (817)        (817)
   Commercial mortgage-backed
      securities                          1       2,483         (9)        6      12,813       (306)        (315)
   Asset-backed securities               --          --         --         1         968        (39)         (39)
                                        ---    --------    -------       ---    --------    -------      -------
      Total                               8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
                                        ===    ========    =======       ===    ========    =======      =======
Investment grade fixed income
   securities                             8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
Below investment grade fixed
   income securities                     --          --         --        --          --         --           --
                                        ---    --------    -------       ---    --------    -------      -------
      Total fixed income securities       8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
                                        ===    ========    =======       ===    ========    =======      =======
AT DECEMBER 31, 2005
Fixed income securities
   U.S. Government and agencies           9    $ 46,404    $  (625)        3    $ 11,682    $  (514)     $(1,139)
   Corporate                             18      46,255     (1,059)        8      10,301       (687)      (1,746)
   Mortgage-backed securities             7      24,100       (507)        3       2,970        (99)        (606)
   Commercial mortgage-backed
      securities                          8      16,503       (296)        2       5,669       (408)        (704)
   Asset-backed securities               --          --         --         1         961        (48)         (48)
                                        ---    --------    -------       ---    --------    -------      -------
      Total                              42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
                                        ===    ========    =======       ===    ========    =======      =======
Investment grade fixed income
   securities                            42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
Below investment grade fixed
   income securities                     --          --         --        --          --         --           --
                                        ---    --------    -------       ---    --------    -------      -------
      Total fixed income securities      42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
                                        ===    ========    =======       ===    ========    =======      =======

     At December 31, 2006, all unrealized losses related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's, Fitch or Dominion; or aaa,aa,a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2006, fixed income securities and short-term investments with a carrying value of $9.5 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since reinsurance recoverables, net, reserve for life-contingent contract benefits and deferred income taxes are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)                DECEMBER 31, 2006        DECEMBER 31, 2005
                          -----------------------   -----------------------
                           CARRYING        FAIR      CARRYING       FAIR
                             VALUE        VALUE        VALUE       VALUE
                          ----------   ----------   ----------   ----------
Fixed income securities   $  268,058   $  268,331   $  267,545   $  267,545
Short-term investments         8,264        8,264        3,824        3,824
Separate accounts          3,097,550    3,097,550    2,718,509    2,718,509

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                     DECEMBER 31, 2006            DECEMBER 31, 2005
                                               -------------------------   -------------------------
                                                 CARRYING        FAIR        CARRYING        FAIR
                                                  VALUE         VALUE         VALUE         VALUE
                                               -----------   -----------   -----------   -----------
Contractholder funds on investment contracts   $15,334,580   $14,498,948   $14,931,738   $14,122,657
Separate accounts                                3,097,550     3,097,550     2,718,509     2,718,509

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No. 107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                               CARRYING     CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
(IN THOUSANDS)                          AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2006
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,016,132   $(167,707)     $--      $(167,707)
Guaranteed accumulation benefits         340,157       1,381       --          1,381
Guaranteed withdrawal benefits            62,736          43       --             43
Other embedded derivative financial
   instruments                             3,775          (5)      --             (5)

                                                               CARRYING     CARRYING
(IN THOUSANDS)                         NOTIONAL       FAIR      VALUE         VALUE
                                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2005
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $2,356,357   $(105,754)    $ --       $(105,754)
Guaranteed accumulation benefits         242,234         288       --             288
Guaranteed withdrawal benefits            26,390         (14)      --             (14)
Other embedded derivative
   financial instruments                   3,775          (5)      --              (5)

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2006 or 2005.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                              2006         2005
                                                         ----------   ----------
Immediate annuities                                      $  722,539   $  723,691
Traditional life                                            932,866      821,341
Other                                                       471,050      347,162
                                                         ----------    ---------
   Total reserve for life-contingent contract benefits   $2,126,455   $1,892,194
                                                         ==========   ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

         PRODUCT                       MORTALITY               INTEREST RATE          ESTIMATION METHOD
---------------------------   -------------------------   ----------------------   ----------------------
Immediate annuities           1983 individual annuity     Interest rate            Present value of
                              mortality table             assumptions range from   expected future
                              1983-a annuity mortality    3.0% to 8.8%             benefits based on
                              table                                                historical experience
                              Annuity 2000 mortality
                              table

Traditional life              Actual company experience   Interest rate            Net level premium
                              plus loading                assumptions range from   reserve method using
                                                          4.0% to 8.0%             the Company's
                                                                                   withdrawal experience
                                                                                   rates

Other:
   Variable annuity           90% of 1994 group annuity   Interest rate            Projected benefit
   guaranteed minimum death   mortality table with        assumptions range from   ratio applied to
   benefits                   internal modifications      6.5% to 7.0%             cumulative assessments

   Accident & health          Actual company experience                            Unearned premium;
                              plus loading                                         additional contract
                                                                                   reserves for
                                                                                   traditional life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                         2006          2005
                                   -----------   -----------
Interest-sensitive life            $ 2,841,433   $ 2,516,464
Investment contracts:
   Immediate annuities                 480,602       459,893
   Fixed annuities                  14,822,531    14,435,800
   Other                                51,056        49,947
                                   -----------   -----------
      Total contractholder funds   $18,195,622   $17,462,104
                                   ===========   ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                PRODUCT                         INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
-------------------------------------   ----------------------------   ----------------------------------
Interest-sensitive life                 Interest rates credited        Either a percentage of account
                                        range from 3.5% to 6.0%        balance or dollar amount grading
                                                                       off generally over 20 years

Fixed annuities                         Interest rates credited        Either a declining or a level
                                        range from 2.2% to 8.8% for    percentage charge generally over
                                        immediate annuities and 0.0%   nine years or less. Additionally,
                                        to 9.0% for fixed annuities    approximately 35.3% of fixed
                                                                       annuities are subject to market
                                                                       value adjustment for discretionary
                                                                       withdrawals.

Other investment contracts:             Interest rates used in         Withdrawal and surrender charges
   Variable guaranteed minimum income   establishing reserves range    are based on the terms of the
   benefit and secondary guarantees     from 1.8% to 10.3%             related interest-sensitive life or
   on interest-sensitive life and                                      fixed annuity contract.
   fixed annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                           2006          2005
                                     -----------   -----------
Balance, beginning of year           $17,462,104   $16,231,489
Deposits                               2,668,782     2,822,820
Interest credited                        865,479       779,071
Benefits                                (512,353)     (443,444)
Surrenders and partial withdrawals    (1,962,149)   (1,665,497)
Net transfers to separate accounts       (58,681)      (70,542)
Contract charges                        (255,710)     (206,363)
Other adjustments                        (11,850)       14,570
                                     -----------   -----------
Balance, end of year                 $18,195,622   $17,462,104
                                     ===========   ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                               DECEMBER 31,
                                                                          --------------------
($ IN MILLIONS)                                                             2006        2005
                                                                          ---------  ---------
IN THE EVENT OF DEATH
   Separate account value                                                 $ 2,333.2  $ 2,084.2
   Net amount at risk (1)                                                 $   108.5  $   148.1
   Average attained age of contractholders                                 59 years   59 years

AT ANNUITIZATION
   Separate account value                                                 $   388.4  $   372.3
   Net amount at risk (2)                                                 $     0.6  $     0.7
   Weighted average waiting period until annuitization options available    3 years    4 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                 $    61.8  $    23.2
   Net amount at risk (3)                                                 $      --  $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                 $   337.3  $   229.6
   Net amount at risk (4)                                                 $      --  $      --
   Weighted average waiting period until guarantee date                    13 years   13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2006, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $28 million, $33 million, $(1) million and $(43) thousand, respectively. As of December 31, 2005, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $21 million, $36 million, $(288) thousand and $14 thousand, respectively.

7.  REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2006, 94.1% of the total reinsurance recoverables were related to ALIC and 5.9% were related to non-affiliated reinsurers. At December 31, 2006 and 2005, approximately 96% and 99%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by Standard & Poor's.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                        2006       2005      2004
                                                   ---------  ---------  ---------
PREMIUMS AND CONTRACT CHARGES
Direct                                             $ 944,823  $ 840,691  $ 742,557
Assumed                                               10,238      6,572      3,785
Ceded:
   Affiliate                                        (546,554)  (461,496)  (405,748)
   Non-affiliate                                    (408,507)  (385,767)  (340,594)
                                                   ---------  ---------  ---------
Premiums and contract charges, net of reinsurance  $      --  $      --  $      --
                                                   =========  =========  =========

    The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2006        2005          2004
                                                     -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                                               $ 1,972,975  $ 1,959,229  $ 1,735,510
Assumed                                                    9,762        7,658        4,972
Ceded:
   Affiliate                                          (1,487,799)  (1,483,707)  (1,354,508)
   Non-affiliate                                        (494,938)    (483,180)    (385,974)
                                                     -----------  -----------  -----------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance         $        --  $        --  $        --
                                                     ===========  ===========  ===========

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $198 thousand, $469 thousand and $681 thousand in 2006, 2005 and 2004, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2006 are as follows:

                                      OPERATING
(IN THOUSANDS)                         LEASES
                                      ---------
2007                                    $57
2008                                      4
Thereafter                               --
                                        ---
                                        $61
                                        ===
GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     _ These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through several distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Corporations's federal income tax returns through the 2002 tax year and the statute of limiations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)                            2006    2005
                                         -----   -----
DEFERRED ASSETS
Unrealized net capital losses            $  95   $  --

DEFERRED LIABILITIES
Unrealized net capital gains                --    (381)
Difference in tax bases of investments    (229)   (208)
Other liabilities                           (1)     (2)
                                         -----   -----
   Total deferred liabilities             (230)   (591)
                                         -----   -----
      Net deferred liabilities           $(135)  $(591)
                                         =====   =====

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                 2006     2005     2004
                              ------   ------   ------
Current                       $4,412   $4,769   $3,877
Deferred                          21      (98)      48
                              ------   ------   ------
   Total income tax expense   $4,433   $4,671   $3,925
                              ======   ======   ======

     The Company paid income taxes of $4.8 million and $2.5 million in 2006 and 2004, respectively, and received an income tax refund of $38 thousand in 2005.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                    2006   2005   2004
                                    ----   ----   ----
Statutory federal income tax rate   35.0%  35.0%  35.0%
Other                               (0.1)  (0.3)  (0.1)
                                    ----   ----   ----
Effective income tax rate           34.9%  34.7%  34.9%
                                    ====   ====   ====

10. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

    Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2006, 2005, and 2004 was $9.1 million, $8.8 million and $7.4 million, respectively. Statutory capital and surplus was $274.4 million and $267.5 million as of December 31, 2006 and 2005, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2007 without prior approval of the Nebraska Department of Insurance is $27.4 million. In the twelve-month period beginning January 1, 2006 the Company did not pay any dividends.

11. Other Comprehensive Income

     The components of other comprehensive loss on a pretax and after-tax basis for the years ended December 31 are as follows:

                                                              2006
                                                     ------------------------
                                                                       AFTER-
(IN THOUSANDS)                                        PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(2,601) $  910  $(1,691)
Less: reclassification adjustments                    (1,240)    434     (806)
                                                     -------  ------  --------
Unrealized net capital gains and losses               (1,361)    476     (885)
                                                     -------  ------  -------
Other comprehensive loss                             $(1,361) $  476  $  (885)
                                                     =======  ======  =======

                                                              2005
                                                     ------------------------
                                                                       AFTER-
                                                      PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(7,514) $2,628  $(4,886)
Less: reclassification adjustments                      (174)     60     (114)
                                                     -------  ------  -------
Unrealized net capital gains and losses               (7,340)  2,568   (4,772)
                                                     -------  ------  -------
Other comprehensive loss                             $(7,340) $2,568  $(4,772)
                                                     =======  ======  =======

                                                               2004
                                                     ------------------------
                                                                       AFTER-
                                                      PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(2,743) $  960  $(1,783)
Less: reclassification adjustments                         5      (2)       3
                                                     -------  ------  -------
Unrealized net capital gains and losses               (2,748)    962   (1,786)
                                                     -------  ------  -------
Other comprehensive loss                             $(2,748) $  962  $(1,786)
                                                     =======  ======  =======

                    --------------------------------------------------
                    LINCOLN BENEFIT LIFE
                    VARIABLE LIFE ACCOUNT
                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005, AND REPORT OF INDEPENDENT REGISTERED PUBLIC
                    ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 14, 2007

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        The Alger        The Alger
                                   Funds            Funds            Funds            Funds        American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V.I.                        AIM V.I. Mid
                                  AIM V.I.         Capital          AIM V.I.         Cap Core                        Alger Income
                                Basic Value      Appreciation     Core Equity         Equity        Alger Growth      and Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,927,035  $       799,309  $       118,088  $       835,663  $     9,954,143  $     5,996,503
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,927,035  $       799,309  $       118,088  $       835,663  $     9,954,143  $     5,996,503
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,927,035  $       799,309  $       118,088  $       835,663  $     9,954,143  $     5,996,503
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     5,927,035  $       799,309  $       118,088  $       835,663  $     9,954,143  $     5,996,503
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      443,640           30,485            4,338           61,809          241,488          540,713
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     5,059,009  $       751,211  $       110,108  $       843,002  $     9,022,615  $     5,685,169
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.82  $         12.62  $         10.92  $         13.09  $         13.55  $         15.19
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.06  $         12.62  $         10.92  $         13.09  $         13.55  $         15.19
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 DWS Investments  DWS Investments
                                 The Alger        The Alger        The Alger         Variable         Variable       DWS Variable
                               American Fund    American Fund    American Fund   Insurance Trust  Insurance Trust      Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   Alger
                                 Leveraged       Alger MidCap     Alger Small     DWS VIP Equity   DWS VIP Small
                                   AllCap           Growth       Capitalization    500 Index A      Cap Index A      DWS VIP Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,010,178  $    22,191,463  $     6,975,123  $     2,080,483  $       784,933  $     8,302,075
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    11,010,178  $    22,191,463  $     6,975,123  $     2,080,483  $       784,933  $     8,302,075
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,010,178  $    22,191,463  $     6,975,123  $     2,080,483  $       784,933  $     8,302,075
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    11,010,178  $    22,191,463  $     6,975,123  $     2,080,483  $       784,933  $     8,302,075
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      265,433        1,069,468          245,430          138,977           48,693        1,180,950
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     8,680,276  $    19,849,337  $     5,005,835  $     1,705,021  $       648,975  $     8,114,944
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         19.04  $         22.32  $         14.36  $         18.16  $         22.59  $         15.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         19.04  $         22.32  $         14.36  $         18.16  $         22.59  $         18.15
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Federated        Federated
                                DWS Variable     DWS Variable     DWS Variable     DWS Variable      Insurance        Insurance
                                  Series I         Series I         Series I         Series II         Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                   Federated Funds
                                                                                                     Federated         for U.S.
                               DWS VIP Global   DWS VIP Growth      DWS VIP          DWS VIP       Capital Income     Government
                               Opportunities      and Income     International      Balanced A        Fund II       Securities II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,276,868  $     2,247,725  $     2,969,127  $     4,031,999  $     3,718,599  $     7,886,200
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,276,868  $     2,247,725  $     2,969,127  $     4,031,999  $     3,718,599  $     7,886,200
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,276,868  $     2,247,725  $     2,969,127  $     4,031,999  $     3,718,599  $     7,886,200
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,276,868  $     2,247,725  $     2,969,127  $     4,031,999  $     3,718,599  $     7,886,200
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      346,024          205,459          221,246          164,841          382,179          695,432
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,214,449  $     1,779,436  $     2,176,998  $     3,552,818  $     3,470,956  $     7,922,183
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         27.25  $         12.60  $         15.51  $         11.65  $         11.08  $         14.96
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         27.25  $         12.60  $         15.51  $         11.79  $         17.42  $         17.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Federated         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Series       Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Federated
                                High Income       VIP Asset                            VIP
                                Bond Fund II       Manager       VIP Contrafund   Equity-Income      VIP Growth     VIP Index 500
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,340,321  $     8,913,070  $    66,290,309  $    45,952,070  $    42,878,670  $    42,741,612
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     9,340,321  $     8,913,070  $    66,290,309  $    45,952,070  $    42,878,670  $    42,741,612
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,340,321  $     8,913,070  $    66,290,309  $    45,952,070  $    42,878,670  $    42,741,612
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     9,340,321  $     8,913,070  $    66,290,309  $    45,952,070  $    42,878,670  $    42,741,612
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,189,850          567,350        2,106,460        1,753,896        1,195,391          264,884
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,061,238  $     8,341,572  $    52,203,083  $    40,642,467  $    40,189,369  $    34,605,559
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.53  $         14.09  $         20.59  $         18.31  $         12.77  $         13.66
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         20.79  $         20.31  $         30.13  $         35.43  $         26.36  $         14.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity         Fidelity         Fidelity
                                  Variable         Variable         Variable
                                 Insurance        Insurance        Insurance       Janus Aspen      Janus Aspen      Janus Aspen
                               Products Fund    Products Fund    Products Fund        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                               VIP Investment     VIP Money
                                 Grade Bond         Market        VIP Overseas       Balanced      Flexible Bond   Forty Portfolio
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,817,599  $    21,096,307  $    22,203,783  $    30,556,746  $     7,392,771  $     1,398,955
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,817,599  $    21,096,307  $    22,203,783  $    30,556,746  $     7,392,771  $     1,398,955
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,817,599  $    21,096,307  $    22,203,783  $    30,556,746  $     7,392,771  $     1,398,955
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,817,599  $    21,096,307  $    22,203,783  $    30,556,746  $     7,392,771  $     1,398,955
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      142,445       21,096,307          926,316        1,095,617          657,720           46,384
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,801,241  $    21,096,307  $    15,749,893  $    25,617,568  $     7,899,721  $     1,210,246
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.56  $         13.34  $         17.51  $         19.19  $         15.56  $         13.92
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.56  $         15.42  $         22.57  $         34.71  $         22.25  $         14.19
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Janus Aspen      Janus Aspen      Janus Aspen
                                                                                      Series           Series          Series
                                Janus Aspen      Janus Aspen      Janus Aspen        (Service         (Service        (Service
                                  Series            Series           Series          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                     Balanced      Foreign Stock    Mid Cap Value
                                 Large Cap                         Worldwide         (Service         (Service         (Service
                                  Growth        Mid Cap Growth       Growth          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    33,764,417  $    39,486,771  $    37,565,976  $     2,228,541  $     5,324,959  $     1,340,537
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    33,764,417  $    39,486,771  $    37,565,976  $     2,228,541  $     5,324,959  $     1,340,537
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    33,764,417  $    39,486,771  $    37,565,976  $     2,228,541  $     5,324,959  $     1,340,537
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    33,764,417  $    39,486,771  $    37,565,976  $     2,228,541  $     5,324,959  $     1,340,537
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,460,399        1,197,658        1,156,944           77,299          317,908           80,950
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    32,642,333  $    37,241,671  $    31,447,178  $     1,992,114  $     4,038,430  $     1,242,815
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.96  $         17.21  $         13.98  $         15.02  $         14.98  $         14.47
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         25.49  $         31.01  $         29.99  $         15.02  $         15.48  $         14.47
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                Janus Aspen      Janus Aspen      Janus Aspen                        Legg Mason       Legg Mason
                                  Series            Series           Series           Lazard          Partners         Partners
                                 (Service          (Service         (Service        Retirement        Variable         Variable
                                  Shares)          Shares)          Shares)        Series, Inc.    Portfolios I,    Portfolios I,
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account    Inc Sub-Account  Inc Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Risk-Managed    Small Company      Worldwide                                          Legg Mason
                                    Core            Value            Growth                          Legg Mason    Variable Global
                                  (Service         (Service         (Service         Emerging       Variable All      High Yield
                                  Shares)          Shares)          Shares)          Markets      Cap Portfolio I      Bond II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       431,159  $       504,753  $       806,983  $     1,000,295  $       734,930  $       759,843
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       431,159  $       504,753  $       806,983  $     1,000,295  $       734,930  $       759,843
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       431,159  $       504,753  $       806,983  $     1,000,295  $       734,930  $       759,843
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       431,159  $       504,753  $       806,983  $     1,000,295  $       734,930  $       759,843
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       33,950           25,377           25,054           44,085           37,650           77,298
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       455,543  $       463,361  $       654,225  $       752,510  $       625,965  $       766,017
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.10  $         13.50  $         17.51  $         38.68  $         19.79  $         12.69
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.10  $         13.50  $         17.51  $         38.68  $         19.79  $         12.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason
                                  Partners       MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                  Variable        Insurance        Insurance        Insurance        Insurance        Insurance
                               Portfolios I,        Trust            Trust            Trust            Trust            Trust
                              Inc Sub-Account    Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Legg Mason
                                  Variable                                        MFS Investors                        MFS New
                                 Investors       MFS Emerging       MFS High       Growth Stock    MFS Investors      Discovery
                                Portfolio I     Growth Series    Income Series        Series        Trust Series        Series
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,461,126  $     6,966,235  $       356,090  $       260,400  $     4,606,658  $     6,835,913
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,461,126  $     6,966,235  $       356,090  $       260,400  $     4,606,658  $     6,835,913
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,461,126  $     6,966,235  $       356,090  $       260,400  $     4,606,658  $     6,835,913
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,461,126  $     6,966,235  $       356,090  $       260,400  $     4,606,658  $     6,835,913
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       88,286          337,511           35,467           24,451          212,386          392,418
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,213,462  $     6,572,616  $       347,639  $       237,232  $     3,592,618  $     5,449,914
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.66  $         12.80  $         12.23  $         12.36  $         13.13  $         21.36
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.92  $         12.80  $         12.23  $         12.36  $         13.13  $         21.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     Oppenheimer
                                 Insurance        Insurance        Insurance        Insurance      InsuranceTrust      Variable
                                   Trust            Trust            Trust            Trust       (Service Class)    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                      MFS New
                                                                                                     Discovery       Oppenheimer
                                MFS Research      MFS Total      MFS Utilities      MFS Value          Series           Global
                                   Series       Return Series        Series           Series      (Service Class)     Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,821,604  $    18,414,553  $     1,016,414  $       634,543  $       560,311  $     2,810,411
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     2,821,604  $    18,414,553  $     1,016,414  $       634,543  $       560,311  $     2,810,411
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,821,604  $    18,414,553  $     1,016,414  $       634,543  $       560,311  $     2,810,411
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     2,821,604  $    18,414,553  $     1,016,414  $       634,543  $       560,311  $     2,810,411
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      156,408          841,231           34,725           43,701           32,671           77,019
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     2,467,067  $    16,135,175  $       768,768  $       558,666  $       477,469  $     2,447,035
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.43  $         18.05  $         27.88  $         14.60  $         12.27  $         15.71
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.43  $         18.05  $         27.88  $         14.60  $         12.27  $         15.71
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer
                                                                    Variable                      Panorama Series
                                Oppenheimer      Oppenheimer     Account Funds                       Fund, Inc.     PIMCO Advisors
                                  Variable         Variable      (Service Class  Panorama Series   (Service Class      Variable
                               Account Funds    Account Funds       ("SC"))         Fund, Inc.        ("SC"))      Insurance Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Oppenheimer                       Oppenheimer
                                Main Street                       Main Street      Oppenheimer       Oppenheimer
                                 Small Cap       Oppenheimer       Small Cap      International     International
                                   Growth        MidCap Fund      Growth (SC)         Growth         Growth (SC)    OpCap Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,617,221  $       309,095  $     8,855,935  $       769,381  $     3,133,043  $     1,822,077
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,617,221  $       309,095  $     8,855,935  $       769,381  $     3,133,043  $     1,822,077
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,617,221  $       309,095  $     8,855,935  $       769,381  $     3,133,043  $     1,822,077
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,617,221  $       309,095  $     8,855,935  $       769,381  $     3,133,043  $     1,822,077
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      188,889            6,079          466,593          402,818        1,590,377          160,677
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,083,306  $       302,300  $     7,001,928  $       553,759  $     2,266,563  $     1,640,710
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         23.13  $         12.20  $         16.56  $         30.39  $         17.42  $         12.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         23.13  $         12.20  $         17.11  $         30.39  $         17.42  $         12.41
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Advisors  PIMCO Advisors
                                  Variable         Variable      PIMCO Variable   PIMCO Variable   PIMCO Variable   PIMCO Variable
                              Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   OpCap            OpCap                                            PIMCO Real      PIMCO Total
                                Renaissance       Small Cap       Foreign Bond     Money Market        Return           Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       272,107  $     8,633,966  $     3,396,121  $     2,398,842  $     1,007,735  $    12,024,390
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       272,107  $     8,633,966  $     3,396,121  $     2,398,842  $     1,007,735  $    12,024,390
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       272,107  $     8,633,966  $     3,396,121  $     2,398,842  $     1,007,735  $    12,024,390
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       272,107  $     8,633,966  $     3,396,121  $     2,398,842  $     1,007,735  $    12,024,390
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       17,681          235,002          336,250        2,398,842           84,471        1,188,181
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       246,902  $     7,228,481  $     3,441,221  $     2,398,842  $     1,066,149  $    12,317,936
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.29  $         14.67  $         11.96  $         10.91  $         11.14  $         12.08
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.29  $         15.16  $         12.36  $         10.91  $         11.14  $         12.48
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                               Putnam Variable  Putnam Variable                    T. Rowe Price    T. Rowe Price
                              Putnam Variable       Trust            Trust            Rydex            Equity           Equity
                                   Trust          (Class IA)       (Class IA)     Variable Trust    Series, Inc.     Series, Inc.
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                       VT
                                     VT                          International
                               International                       Growth and                      T. Rowe Price
                                 Growth and     VT High Yield        Income        Rydex Sector      Blue Chip      T. Rowe Price
                                   Income         (Class IA)       (Class IA)        Rotation          Growth       Equity Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,622,941  $       597,484  $     1,043,201  $       421,390  $     1,274,074  $    23,112,977
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,622,941  $       597,484  $     1,043,201  $       421,390  $     1,274,074  $    23,112,977
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,622,941  $       597,484  $     1,043,201  $       421,390  $     1,274,074  $    23,112,977
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,622,941  $       597,484  $     1,043,201  $       421,390  $     1,274,074  $    23,112,977
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      344,765           76,307           53,996           31,284          121,110          930,474
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     5,155,114  $       577,997  $       808,557  $       373,014  $     1,139,198  $    19,469,106
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         19.37  $         15.69  $         26.56  $         19.18  $         12.67  $         19.97
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         20.01  $         15.69  $         26.56  $         19.18  $         12.67  $         19.97
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               T. Rowe Price    T. Rowe Price    T. Rowe Price    The Universal    The Universal    The Universal
                                   Equity           Equity       International    Institutional    Institutional    Institutional
                                Series, Inc.     Series, Inc.     Series, Inc.     Funds, Inc.       Funds, Inc.     Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                T. Rowe Price    T. Rowe Price                                      Van Kampen UIF
                               T. Rowe Price     New America     International    Van Kampen UIF   Van Kampen UIF    U.S. Mid Cap
                              Mid-Cap Growth        Growth           Stock        Equity Growth      High Yield         Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,474,875  $     1,859,761  $     4,725,552  $     1,375,451  $       242,277  $    12,381,435
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    11,474,875  $     1,859,761  $     4,725,552  $     1,375,451  $       242,277  $    12,381,435
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,474,875  $     1,859,761  $     4,725,552  $     1,375,451  $       242,277  $    12,381,435
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    11,474,875  $     1,859,761  $     4,725,552  $     1,375,451  $       242,277  $    12,381,435
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      480,522           86,420          262,969           83,462           17,867          627,226
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,408,130  $     1,536,631  $     3,374,070  $     1,167,191  $       246,987  $    10,320,977
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         24.01  $         12.09  $         15.47  $         12.86  $         14.54  $         15.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         24.01  $         12.09  $         15.47  $         13.11  $         14.54  $         15.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   Van Eck          Van Eck          Van Eck
                               The Universal      Worldwide        Worldwide        Worldwide        Van Kampen       Van Kampen
                               Institutional      Insurance        Insurance        Insurance     Life Investment  Life Investment
                                Funds, Inc.         Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Van Eck          Van Eck          Van Eck
                               Van Kampen UIF     Worldwide        Worldwide        Worldwide
                                 U.S. Real         Absolute         Emerging           Hard                         LIT Growth and
                                   Estate           Return          Markets           Assets       LIT Government       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,674,607  $        77,939  $     1,189,852  $     1,523,231  $       274,184  $     2,446,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     4,674,607  $        77,939  $     1,189,852  $     1,523,231  $       274,184  $     2,446,302
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,674,607  $        77,939  $     1,189,852  $     1,523,231  $       274,184  $     2,446,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     4,674,607  $        77,939  $     1,189,852  $     1,523,231  $       274,184  $     2,446,302
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      159,217            7,325           47,632           46,568           29,482          111,196
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,543,618  $        74,326  $       959,930  $     1,243,810  $       273,619  $     2,107,041
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         30.93  $         10.81  $         23.45  $         23.84  $         11.12  $         19.81
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         30.93  $         10.81  $         23.45  $         23.84  $         11.12  $         19.81
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------

                                 Van Kampen       Van Kampen
                              Life Investment  Life Investment
                                   Trust            Trust         Wells Fargo      Wells Fargo
                                 (Class II)       (Class II)     Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------

                               LIT Aggressive   LIT Growth and   Wells Fargo VT   Wells Fargo VT
                                   Growth          Income          Advantage        Advantage
                                 (Class II)       (Class II)       Discovery       Opportunity
                              ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,841,566  $     9,156,073  $     5,552,430  $     8,346,830
                              ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,841,566  $     9,156,073  $     5,552,430  $     8,346,830
                              ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,841,566  $     9,156,073  $     5,552,430  $     8,346,830
                              ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,841,566  $     9,156,073  $     5,552,430  $     8,346,830
                              ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      351,444          416,943          337,739          347,495
                              ===============  ===============  ===============  ===============

Cost of investments           $     1,698,301  $     7,816,222  $     4,356,765  $     7,577,620
                              ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.87  $         14.77  $         13.28  $         12.50
                              ===============  ===============  ===============  ===============

   Highest                    $         13.12  $         15.26  $         13.28  $         12.50
                              ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                        Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                          Funds           Funds           Funds           Funds           Funds           Funds
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                        AIM V.I.        AIM V.I.        AIM V.I.      AIM V.I. Mid      AIM V.I.
                                        AIM V.I.         Capital          Core         Demographic      Cap Core        Premier
                                       Basic Value  Appreciation (a) Equity (b) (c)     Trends (a)       Equity        Equity (c)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       22,523  $          448  $          566  $            -  $        7,443  $          610
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense
         risk                                (6,769)              -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                              15,754             448             566               -           7,443             610
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 1,013,943          59,736          13,121         364,705          65,245          58,855
      Cost of investments sold              885,636          56,600          13,472         360,454          62,475          54,522
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares                  128,307           3,136            (351)          4,251           2,770           4,333

Realized gain distributions                 249,028               -               -          42,605          79,300               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

   Net realized gains (losses)              377,335           3,136            (351)         46,856          82,070           4,333

Change in unrealized gains (losses)         299,612          30,828           7,980         (32,521)        (17,075)         (2,187)
                                     --------------  --------------  --------------  --------------  --------------  --------------

   Net realized and unrealized
      gains (losses) on investments         676,947          33,964           7,629          14,335          64,995           2,146
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $      692,701  $       34,412  $        8,195  $       14,335  $       72,438  $        2,756
                                     ==============  ==============  ==============  =============-  ==============  ==============


(a) On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b) For period beginning April 28, 2006 and ended December 31, 2006
(c) On April 28, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                           DWS
                                                                                                                       Investments
                                                                                                                        Variable
                                        The Alger       The Alger       The Alger       The Alger       The Alger       Insurance
                                      American Fund   American Fund   American Fund   American Fund   American Fund       Trust
                                       Sub-Account     Sub-Account     Sub-Account     Pub-Account     Sub-Account   Sub-Account (d)
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                         Alger                                           DWS VIP
                                                      Alger Income     Leveraged      Alger MidCap    Alger Small      Equity 500
                                      Alger Growth     and Growth        AllCap          Growth      Capitalization    Index A (e)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       11,066  $       69,540  $            -  $            -  $            -  $       21,148
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                              11,066          69,540               -               -               -          21,148
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   325,176         366,730         998,405       1,654,706       1,600,118         120,718
      Cost of investments sold              311,587         379,876         866,419       1,605,353       1,272,408         107,100
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses) on
            fund shares                      13,589         (13,146)        131,986          49,353         327,710          13,618

Realized gain distributions                       -               -               -       2,903,012               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)            13,589         (13,146)        131,986       2,952,365         327,710          13,618

Change in unrealized gains (losses)         460,087         455,110       1,662,744        (990,443)        803,187         233,278
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      473,676         441,964       1,794,730       1,961,922       1,130,897         246,896
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      484,742  $      511,504  $    1,794,730  $    1,961,922  $    1,130,897  $      268,044
                                     ==============  ==============  ==============  ==============  ==============  ==============

(d) Previously known as Scudder Variable Insurance Trust (Class A)
(e) Previously known as Equity 500 Index (Class A)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                           DWS
                                       Investments
                                        Variable
                                        Insurance     DWS Variable    DWS Variable    DWS Variable    DWS Variable    DWS Variable
                                          Trust         Series I        Series I        Series I        Series I        Series II
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                           (d)             (g)             (g)             (g)             (g)             (l)
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                         DWS VIP                     DWS VIP Global                      DWS VIP
                                        Small Cap        DWS VIP      Opportunities  DWS VIP Growth   International      DWS VIP
                                       Index A (f)      Bond (h)           (i)       and Income (j)        (k)       Balanced A (m)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        4,223  $      300,970  $       65,901  $       19,507  $       45,798  $       95,409
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense
         risk                                     -         (13,605)              -               -               -          (3,421)
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                               4,223         287,365          65,901          19,507          45,798          91,988
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    42,107         619,009       1,500,408          97,586         363,807         330,140
      Cost of investments sold               36,699         614,962       1,160,424          83,802         290,742         308,716
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares                    5,408           4,047         339,984          13,784          73,065          21,424

Realized gain distributions                  28,249           9,607               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)            33,657          13,654         339,984          13,784          73,065          21,424

Change in unrealized gains (losses)          70,240          54,698         648,937         236,532         478,229         254,250
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      103,897          68,352         988,921         250,316         551,294         275,674
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      108,120  $      355,717  $    1,054,822  $      269,823  $      597,092  $      367,662
                                     ==============  ==============  ==============  ==============  ==============  ==============

(d) Previously known as Scudder Variable Insurance Trust (Class A)
(f) Previously known as Small Cap Index (Class A)
(g) Previously known as Scudder Variable Series I
(h) Previously known as Bond
(i) Previously known as Global Discovery
(j) Previously known as Growth and Income
(k) Previously known as International
(l) Previously known as Scudder Variable Series II
(m) Previously known as Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Fidelity        Fidelity        Fidelity
                                        Federated       Federated       Federated       Variable        Variable        Variable
                                        Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Series          Series          Series       Products Fund   Products Fund   Products Fund
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                        Federated
                                                          Funds
                                        Federated       for U.S.        Federated
                                     Capital Income    Government      High Income      VIP Asset                          VIP
                                         Fund II      Securities II   Bond Fund II       Manager     VIP Contrafund   Equity-Income
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      194,477  $      324,368  $      696,480  $      229,708  $      803,777  $    1,367,647
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (12,754)        (16,401)        (26,387)        (40,135)       (188,024)       (184,226)
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)          181,723         307,967         670,093         189,573         615,753       1,183,421
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   433,695       1,427,151       1,541,621         879,553       7,639,723       3,914,878
      Cost of investments sold              437,472       1,457,107       1,569,795         860,364       5,553,389       3,457,505
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares                   (3,777)        (29,956)        (28,174)         19,189       2,086,334         457,373

Realized gain distributions                       -               -               -               -       5,231,342       4,996,107
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)            (3,777)        (29,956)        (28,174)         19,189       7,317,676       5,453,480

Change in unrealized gains (losses)         313,748          31,337         221,799         368,338      (1,222,636)        909,744
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      309,971           1,381         193,625         387,527       6,095,040       6,363,224
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS            $      491,694  $      309,348  $      863,718  $      577,100  $    6,710,793  $    7,546,645
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                        Fidelity        Fidelity        Fidelity        Fidelity        Fidelity
                                        Variable        Variable        Variable        Variable        Variable
                                        Insurance       Insurance       Insurance       Insurance       Insurance      Janus Aspen
                                      Products Fund   Products Fund   Products Fund   Products Fund   Products Fund      Series
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                              VIP Investment     VIP Money
                                       VIP Growth     VIP Index 500    Grade Bond        Market       VIP Overseas      Balanced
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      167,885  $      627,902  $       47,321  $    1,102,667  $      167,617  $      633,723
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (152,188)        (12,507)              -         (55,884)        (68,194)        (90,183)
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)           15,697         615,395          47,321       1,046,783          99,423         543,540
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 5,570,304       2,765,554         145,050      16,786,406       4,283,602       2,477,404
      Cost of investments sold            5,527,176       2,463,214         149,675      16,786,406       3,155,912       2,160,881
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares                   43,128         302,340          (4,625)              -       1,127,690         316,523

Realized gain distributions                       -               -           2,834               -         116,525               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)            43,128         302,340          (1,791)              -       1,244,215         316,523

Change in unrealized gains (losses)       2,597,036       4,781,911          21,187               -       1,949,832       2,055,372
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments    2,640,164       5,084,251          19,396               -       3,194,047       2,371,895
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $    2,655,861  $    5,699,646  $       66,717  $    1,046,783  $    3,293,470  $    2,915,435
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                                                       Janus Aspen
                                       Janus Aspen     Janus Aspen     Janus Aspen     Janus Aspen     Janus Aspen       Series
                                         Series          Series          Series          Series          Series     (Service Shares)
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                          Forty         Large Cap                       Worldwide       Balanced
                                      Flexible Bond     Portfolio        Growth      Mid Cap Growth      Growth     (Service Shares)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      348,432  $        4,456  $      159,711  $            -  $      613,608  $       37,982
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (13,969)         (3,334)       (119,421)       (123,921)       (133,529)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)          334,463           1,122          40,290        (123,921)        480,079          37,982
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   560,127         210,938       2,850,389       4,262,011       3,787,652          60,583
      Cost of investments sold              601,151         194,544       2,961,786       4,406,333       3,559,005          56,612
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares                  (41,024)         16,394        (111,397)       (144,322)        228,647           3,971

Realized gain distributions                  14,352               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)           (26,672)         16,394        (111,397)       (144,322)        228,647           3,971

Change in unrealized gains (losses)         (32,492)         96,927       3,474,785       4,962,131       5,062,222         139,925
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      (59,164)        113,321       3,363,388       4,817,809       5,290,869         143,896
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      275,299  $      114,443  $    3,403,678  $    4,693,888  $    5,770,948  $      181,878
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------


                                       Janus Aspen     Janus Aspen     Janus Aspen     Janus Aspen     Janus Aspen       Lazard
                                         Series          Series          Series          Series          Series        Retirement
                                    (Service Shares)(Service Shares)(Service Shares)(Service Shares)(Service Shares)   Series, Inc.
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                      Risk-Managed    Small Company     Worldwide
                                      Foreign Stock   Mid Cap Value       Core            Value          Growth         Emerging
                                    (Service Shares)(Service Shares)(Service Shares)(Service Shares)(Service Shares)     Markets
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       78,430  $       26,397  $          451  $            -  $       11,618  $        3,822
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (20,964)              -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)           57,466          26,397             451               -          11,618           3,822
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   454,086          84,351          15,882          51,570          86,004          99,108
      Cost of investments sold              355,754          80,715          16,472          48,156          74,978          77,486
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares                   98,332           3,636            (590)          3,414          11,026          21,622

Realized gain distributions                 140,207          27,267          34,052           3,658               -          50,140
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)           238,539          30,903          33,462           7,072          11,026          71,762

Change in unrealized gains (losses)         481,719          88,693             215          41,341          97,634         125,276
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      720,258         119,596          33,677          48,413         108,660         197,038
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      777,724  $      145,993  $       34,128  $       48,413  $      120,278  $      200,860
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                       Legg Mason      Legg Mason      Legg Mason
                                        Partners        Partners        Partners
                                        Variable        Variable        Variable      MFS Variable    MFS Variable    MFS Variable
                                       Portfolios      Portfolios      Portfolios       Insurance       Insurance       Insurance
                                         I, Inc          I, Inc          I, Inc           Trust           Trust           Trust
                                     Sub-Account (n) Sub-Account (n) Sub-Account (n)   Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                       Legg Mason
                                       Legg Mason       Variable       Legg Mason
                                        Variable         Global         Variable                                     MFS Investors
                                         All Cap       High Yield       Investors     MFS Emerging      MFS High      Growth Stock
                                     Portfolio I (o)   Bond II (p)   Portfolio I (q)  Growth Series   Income Series      Series
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        9,354  $       43,046  $       22,035  $            -  $       16,596  $            -
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -               -          (1,797)              -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)            9,354          43,046          20,238               -          16,596               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    35,175          89,249         156,592         423,843          41,565          13,721
      Cost of investments sold               30,230          91,834         131,394         421,530          42,187          13,158
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
            on fund shares
                                              4,945          (2,585)         25,198           2,313            (622)            563

Realized gain distributions                  25,186           4,304          32,381               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

   Net realized gains (losses)               30,131           1,719          57,579           2,313            (622)            563

Change in unrealized gains (losses)          65,621          15,257         134,035         505,829           8,751          15,618
                                     --------------  --------------  --------------  --------------  --------------  --------------

   Net realized and unrealized
      gains (losses) on investments          95,752          16,976         191,614         508,142           8,129          16,181
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                      $      105,106  $       60,022  $      211,852  $      508,142  $       24,725  $       16,181
                                     ==============  ==============  ==============  ==============  ==============  ==============

(n) Previously known as Salomon Brothers Variable Series Funds, Inc.
(o) Previously known as All Cap
(p) Previously known as High Yield Bond
(q) Previously known as Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                        Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                          Trust           Trust           Trust           Trust           Trust           Trust
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                        MFS New
                                     MFS Investors     Discovery      MFS Research      MFS Total     MFS Utilities     MFS Value
                                      Trust Series       Series          Series       Return Series      Series          Series
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       20,635  $            -  $       13,147  $      388,477  $       12,384  $        4,287
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)           20,635               -          13,147         388,477          12,384           4,287
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   225,661         798,109         228,288         948,221          60,897          76,988
      Cost of investments sold              188,805         654,680         213,854         869,998          49,692          73,082
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
         on fund shares
                                             36,856         143,429          14,434          78,223          11,205           3,906

Realized gain distributions                       -         114,659               -         520,641          23,518          12,119
                                     --------------  --------------  --------------  --------------  --------------  --------------

   Net realized gains (losses)               36,856         258,088          14,434         598,864          34,723          16,025

Change in unrealized gains (losses)         467,717         583,011         240,863         962,272         157,112          69,390
                                     --------------  --------------  --------------  --------------  --------------  --------------

   Net realized and unrealized
      gains (losses) on investments         504,573         841,099         255,297       1,561,136         191,835          85,415
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      525,208  $      841,099  $      268,444  $    1,949,613  $      204,219  $       89,702
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Oppenheimer
                                       MFS Variable                                                      Variable
                                         Insurance      Oppenheimer     Oppenheimer     Oppenheimer    Account Funds     Panorama
                                      Trust (Service     Variable        Variable        Variable     (Service Class      Series
                                          Class)       Account Funds   Account Funds   Account Funds      ("SC"))       Fund, Inc.
                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                      --------------  --------------  --------------  --------------  --------------  --------------

                                          MFS New                       Oppenheimer                     Oppenheimer
                                         Discovery      Oppenheimer     Main Street     Oppenheimer     Main Street     Oppenheimer
                                          Series          Global         Small Cap        MidCap         Small Cap     International
                                      (Service Class)   Securities        Growth         Fund (r)       Growth (SC)       Growth
                                      --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $            -  $       13,015  $        3,831  $            -  $        1,894  $        2,802
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk              (3,461)              -               -               -         (29,969)              -
                                      --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)            (3,461)         13,015           3,831               -         (28,075)          2,802
                                      --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    129,767         148,659         254,262          12,019       1,669,978          68,927
      Cost of investments sold               115,567         135,685         224,197          11,594       1,385,966          52,898
                                      --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
         on fund shares                       14,200          12,974          30,065             425         284,012          16,029

Realized gain distributions                    8,738          80,614          75,622               -         239,153               -
                                      --------------  --------------  --------------  --------------  --------------  --------------

   Net realized gains (losses)                22,938          93,588         105,687             425         523,165          16,029

Change in unrealized gains (losses)           37,145         230,631         292,113           5,214         576,173         137,588
                                      --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments        60,083         324,219         397,800           5,639       1,099,338         153,617
                                      --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                    $       56,622  $      337,234  $      401,631  $        5,639  $    1,071,263  $      156,419
                                      ==============  ==============  ==============  ==============  ==============  ==============

(r) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                        Panorama
                                         Series      PIMCO Advisors  PIMCO Advisors  PIMCO Advisors
                                       Fund, Inc.       Variable        Variable        Variable     PIMCO Variable  PIMCO Variable
                                     (Service Class     Insurance       Insurance       Insurance       Insurance       Insurance
                                         ("SC"))          Trust           Trust           Trust           Trust          Trust
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                       Oppenheimer
                                      International       OpCap           OpCap           OpCap
                                       Growth (SC)      Balanced       Renaissance      Small Cap     Foreign Bond    Money Market
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        7,481  $       13,575  $          406  $            -  $      107,608  $      101,529
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (16,358)         (3,381)              -         (16,482)         (9,828)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)           (8,877)         10,194             406         (16,482)         97,780         101,529
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   300,498         361,917          12,515         976,649         626,408         455,131
      Cost of investments sold              236,323         344,491          12,095         871,869         626,683         455,131
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
         on fund shares                      64,175          17,426             420         104,780            (275)              -

Realized gain distributions                       -          45,885               -         301,432          42,541               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)            64,175          63,311             420         406,212          42,266               -

Change in unrealized gains (losses)         559,450         100,933          23,843       1,032,593         (73,656)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      623,625         164,244          24,263       1,438,805         (31,390)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      614,748  $      174,438  $       24,669  $    1,422,323  $       66,390  $      101,529
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Putnam          Putnam
                                     PIMCO Variable  PIMCO Variable      Putnam         Variable        Variable         Rydex
                                        Insurance       Insurance       Variable          Trust           Trust         Variable
                                          Trust           Trust           Trust        (Class IA)      (Class IA)         Trust
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                           VT
                                                                           VT                         International
                                                                      International                    Growth and
                                       PIMCO Real      PIMCO Total     Growth and     VT High Yield      Income       Rydex Sector
                                         Return          Return          Income        (Class IA)      (Class IA)       Rotation
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       34,626  $      480,871  $       43,503  $       31,235  $        6,810  $            -
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -         (25,465)        (12,173)              -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)           34,626         455,406          31,330          31,235           6,810               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    97,381       1,134,073         897,754          52,404          35,381          20,047
      Cost of investments sold               99,225       1,161,433         744,316          52,542          28,583          17,460
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
         on fund shares                      (1,844)        (27,360)        153,438            (138)          6,798           2,587

Realized gain distributions                  25,738          63,901               -               -               -          19,470
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)            23,894          36,541         153,438            (138)          6,798          22,057

Change in unrealized gains (losses)         (51,161)        (83,126)        985,423          18,302         163,464          12,393
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments      (27,267)        (46,585)      1,138,861          18,164         170,262          34,450
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $        7,359  $      408,821  $    1,170,191  $       49,399  $      177,072  $       34,450
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                      T. Rowe Price   T. Rowe Price   T. Rowe Price   T. Rowe Price   T. Rowe Price   The Universal
                                          Equity          Equity         Equity           Equity      International   Institutional
                                       Series, Inc.    Series, Inc.   Series, Inc.     Series, Inc.    Series, Inc.    Funds, Inc.
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                     T. Rowe Price                                    T. Rowe Price   T. Rowe Price
                                        Blue Chip     T. Rowe Price   T. Rowe Price    New America    International  Van Kampen UIF
                                         Growth       Equity Income  Mid-Cap Growth      Growth           Stock       Equity Growth
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        3,573  $      311,932  $            -  $          849  $       51,724  $            -
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -               -               -               -               -          (3,472)
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)            3,573         311,932               -             849          51,724          (3,472)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   110,448         945,322         698,684         144,729         310,910         324,662
      Cost of investments sold              104,693         839,760         512,159         124,568         243,811         288,200
                                     --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains (losses)
         on fund shares                       5,755         105,562         186,525          20,161          67,099          36,462

Realized gain distributions                       -         591,428       1,428,127          23,760          15,517               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)             5,755         696,990       1,614,652          43,921          82,616          36,462

Change in unrealized gains (losses)          92,133       2,459,819        (892,846)         79,354         598,640          26,149
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments       97,888       3,156,809         721,806         123,275         681,256          62,611
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      101,461  $    3,468,741  $      721,806  $      124,124  $      732,980  $       59,139
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Van Eck         Van Eck         Van Eck
                                      The Universal   The Universal   The Universal     Worldwide       Worldwide       Worldwide
                                      Institutional   Institutional   Institutional     Insurance       Insurance       Insurance
                                       Funds, Inc.     Funds, Inc.     Funds, Inc.        Trust           Trust           Trust
                                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                         Van Eck         Van Eck         Van Eck
                                                     Van Kampen UIF  Van Kampen UIF     Worldwide       Worldwide       Worldwide
                                     Van Kampen UIF   U.S. Mid Cap     U.S. Real        Absolute         Emerging         Hard
                                       High Yield         Value          Estate          Return          Markets         Assets
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       18,756  $       30,115  $       36,698  $            -  $        2,784  $          563
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -         (28,290)              -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)           18,756           1,825          36,698               -           2,784             563
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    19,960       2,079,762         585,167           4,160         184,180         222,027
      Cost of investments sold               20,031       1,741,382         472,769           4,061         169,794         188,231
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
         on fund shares                         (71)        338,380         112,398              99          14,386          33,796

Realized gain distributions                       -       1,299,151         220,320             164          43,839         479,061
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)               (71)      1,637,531         332,718             263          58,225          81,702

Change in unrealized gains (losses)             135         460,405         727,918           3,551         185,976         143,628
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments           64       2,097,936       1,060,636           3,814         244,201         225,330
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $       18,820  $    2,099,761  $    1,097,334  $        3,814  $      246,985  $      225,893
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                       Van Kampen
                                       Van Kampen      Van Kampen         Life         Van Kampen
                                          Life            Life         Investment         Life
                                       Investment      Investment         Trust        Investment      Wells Fargo     Wells Fargo
                                          Trust           Trust        (Class II)      (Class II)    Variable Trust  Variable Trust
                                       Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                     LIT Aggressive    LIT Growth    Wells Fargo VT  Wells Fargo VT
                                                     LIT Growth and      Growth        and Income       Advantage       Advantage
                                     LIT Government      Income        (Class II)      (Class II)       Discovery      Opportunity
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        8,707  $       19,571  $            -  $       60,236  $            -  $            -
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                  -               -          (5,260)        (21,341)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)            8,707          19,571          (5,260)         38,895               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                     8,673          87,374         585,060         863,411         456,770       1,024,256
      Cost of investments sold                8,872          81,023         553,781         769,742         380,525         917,318
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
         on fund shares                        (199)          6,351          31,279          93,669          76,245         106,938

Realized gain distributions                       -         108,485         150,081         400,105               -         856,662
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)              (199)        114,836         181,360         493,774          76,245         963,600

Change in unrealized gains (losses)            (355)        172,707        (103,752)        576,217         638,555         (27,260)
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and unrealized
         gains (losses) on investments         (554)        287,543          77,608       1,069,991         714,800         936,340
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $        8,153  $      307,114  $       72,348  $    1,108,886  $      714,800  $      936,340
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                      AIM Variable              AIM Variable
                                                    Insurance                         Insurance                Insurance
                                                      Funds                             Funds                    Funds
                                                   Sub-Account                       Sub-Account              Sub-Account
                                        --------------------------------  --------------------------------  ---------------

                                                                                      AIM V.I.
                                                 AIM V.I. Basic                        Capital               AIM V.I. Core
                                                      Value                         Appreciation                 Equity
                                        --------------------------------  --------------------------------  ---------------

                                              2006             2005           2006 (a)           2005         2006 (b) (c)
                                        ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $        15,754  $        (6,515) $           448  $           126  $           566
Net realized gains (losses)                     377,335          227,346            3,136            2,988             (351)
Change in unrealized gains (losses)             299,612          134,159           30,828           14,943            7,980
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from operations                              692,701          354,990           34,412           18,057            8,195
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      1,241,687        1,295,995          350,835          210,804           68,400
Benefit payments                                 (1,022)         (16,550)               -                -                -
Payments on termination                        (221,294)        (216,626)         (14,304)          (1,963)            (837)
Loans - net                                     (24,148)         (27,563)            (264)          (6,535)               -
Records maintenance charge                     (603,420)        (584,114)        (123,351)         (54,164)         (21,447)
Transfers among the sub-accounts
   and with the Fixed Account - net            (719,444)         (27,229)         337,423           10,272           63,777
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from policy transactions                    (327,641)         423,913          550,339          158,414          109,893
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS               365,060          778,903          584,751          176,471          118,088

NET ASSETS AT BEGINNING OF PERIOD             5,561,975        4,783,072          214,558           38,087                -
                                        ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD             $     5,927,035  $     5,561,975  $       799,309  $       214,558  $       118,088
                                        ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
         period                                 483,359          438,932           18,072            3,491                -
         Units issued                            57,025          189,048           50,142           18,855           12,171
         Units redeemed                         (85,450)        (144,621)          (4,879)          (4,274)          (1,353)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end of period           454,934          483,359           63,335           18,072           10,818
                                        ===============  ===============  ===============  ===============  ===============

(a) On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b) For period beginning April 28, 2006 and ended December 31, 2006
(c) On April 28, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                          Insurance                         Insurance                         Insurance
                                            Funds                             Funds                             Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V.I.                        AIM V.I. Mid
                                         Demographic                        Cap Core                          AIM V.I.
                                           Trends                            Equity                        Premier Equity
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (a)           2005             2006             2005           2006 (c)           2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $         7,443  $         2,201  $           610  $           368
Net realized gains (losses)            46,856            1,695           82,070           14,419            4,333            1,508
Change in unrealized gains
   (losses)                           (32,521)          19,005          (17,075)           8,604           (2,187)             160
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              14,335           20,700           72,438           25,224            2,756            2,036
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              127,772          158,579          521,627          423,609           17,593           50,531
Benefit payments                            -             (364)             (14)               -                -                -
Payments on termination                (9,994)          (3,657)         (23,871)          (2,098)            (107)             (70)
Loans - net                            (1,975)             (37)          (1,300)          (5,967)               -                -
Records maintenance charge            (54,954)         (56,421)        (165,263)         (97,422)          (7,903)         (17,089)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (377,819)           8,405          (36,003)          11,385          (58,629)         (15,315)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                      (316,970)         106,505          295,176          329,507          (49,046)          18,057
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (302,635)         127,205          367,614          354,731          (46,290)          20,093

NET ASSETS AT BEGINNING OF
   PERIOD                             302,635          175,430          468,049          113,318           46,290           26,197
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $       302,635  $       835,663  $       468,049  $             -  $        46,290
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              18,593           11,447           39,765           10,360            4,060            2,428
         Units issued                   5,415            9,405           29,388           32,697              881            3,916
         Units redeemed               (24,008)          (2,259)          (5,330)          (3,292)          (4,941)          (2,284)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                             -           18,593           63,823           39,765                -            4,060
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(c) On April 28, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          The Alger                         The Alger                         The Alger
                                        American Fund                     American Fund                     American Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                          Alger Income                     Alger Leveraged
                                        Alger Growth                       and Growth                          AllCap
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        11,066  $        17,791  $        69,540  $        57,959  $             -  $             -
Net realized gains (losses)            13,589           (7,716)         (13,146)         (26,182)         131,986          (28,112)
Change in unrealized gains
   (losses)                           460,087          916,227          455,110          151,728        1,662,744        1,169,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             484,742          926,302          511,504          183,505        1,794,730        1,141,128
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            2,134,705        2,002,277          870,996        1,011,183        2,255,248        2,152,164
Benefit payments                       (7,608)         (12,115)          (3,036)         (15,273)          (6,419)         (24,617)
Payments on termination              (309,470)        (333,018)        (228,779)        (222,661)        (579,809)        (349,226)
Loans - net                           (86,518)         (45,510)         (55,650)         (36,466)        (127,106)        (117,482)
Records maintenance charge         (1,019,459)        (918,904)        (491,405)        (524,622)      (1,107,832)        (980,882)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 77,769         (255,085)        (165,947)        (285,086)        (558,381)        (129,168)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       789,419          437,645          (73,821)         (72,925)        (124,299)         550,789
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           1,274,161        1,363,947          437,683          110,580        1,670,431        1,691,917

NET ASSETS AT BEGINNING OF
   PERIOD                           8,679,982        7,316,035        5,558,820        5,448,240        9,339,747        7,647,830
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,954,143  $     8,679,982  $     5,996,503  $     5,558,820  $    11,010,178  $     9,339,747
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             673,364          635,848          399,958          405,479          585,058          548,277
         Units issued                  86,469           74,031           21,254           30,791           51,425           84,793
         Units redeemed               (25,440)         (36,515)         (26,507)         (36,312)         (58,189)         (48,012)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                       734,393          673,364          394,705          399,958          578,294          585,058
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           DWS Investments
                                                                                                              Variable
                                          The Alger                         The Alger                         Insurance
                                        American Fund                     American Fund                         Trust
                                         Sub-Account                       Sub-Account                     Sub-Account (d)
                              --------------------------------  --------------------------------  --------------------------------

                                        Alger MidCap                       Alger Small                         DWS VIP
                                           Growth                        Capitalization                Equity 500 Index A (e)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $             -  $             -  $        21,148  $        22,914
Net realized gains (losses)         2,952,365          669,120          327,710           48,591           13,618           26,173
Change in unrealized gains
   (losses)                          (990,443)       1,012,890          803,187          811,274          233,278           32,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,961,922        1,682,010        1,130,897          859,865          268,044           81,933
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
      TRANSACTIONS
Deposits                            4,874,314        4,640,086          856,015          932,327          748,394          872,247
Benefit payments                      (46,706)         (26,914)         (19,146)          (5,469)               -                -
Payments on termination              (774,602)        (639,610)        (260,821)        (266,916)         (68,981)         (15,311)
Loans - net                          (232,064)        (108,035)         (76,932)         (55,840)            (983)            (447)
Records maintenance charge         (2,230,895)      (1,987,243)        (554,899)        (517,067)        (351,787)        (394,703)
Transfers among the
   sub-accounts and with the
      Fixed Account - net          (1,052,053)       1,281,315         (534,744)         925,975          (85,140)        (288,701)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
      transactions                    537,994        3,159,599         (590,527)       1,013,010          241,503          173,085
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,499,916        4,841,609          540,370        1,872,875          509,547          255,018

NET ASSETS AT BEGINNING OF
   PERIOD                          19,691,547       14,849,938        6,434,753        4,561,878        1,570,936        1,315,918
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,191,463  $    19,691,547  $     6,975,123  $     6,434,753  $     2,080,483  $     1,570,936
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             971,646          804,731          537,720          445,565           99,905           87,600
         Units issued                 105,692          187,760           74,730          136,419           21,902           31,869
         Units redeemed               (83,156)         (20,845)        (126,788)         (44,264)          (7,273)         (19,564)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       994,182          971,646          485,662          537,720          114,534           99,905
                              ===============  ===============  ===============  ===============  ===============  ===============

(d) Previously known as Scudder Variable Insurance Trust (Class A)
(e) Previously known as Equity 500 Index (Class A)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       DWS Investments
                                          Variable
                                          Insurance                       DWS Variable                      DWS Variable
                                            Trust                           Series I                          Series I
                                       Sub-Account (d)                   Sub-Account (g)                   Sub-Account (g)
                              --------------------------------  --------------------------------  --------------------------------

                                        DWS VIP Small                                                          DWS VIP
                                       Cap Index A (f)                  DWS VIP Bond (h)              Global Opportunities (i)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $         4,223  $         2,799  $       287,365  $       247,987  $        65,901  $        26,035
Net realized gains (losses)            33,657           16,991           13,654           99,965          339,984          244,255
Change in unrealized gains
   (losses)                            70,240            8,963           54,698         (170,238)         648,937          515,975
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             108,120           28,753          355,717          177,714        1,054,822          786,265
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
      TRANSACTIONS
Deposits                              233,740          242,659        1,343,073        1,613,576          719,599          681,946
Benefit payments                            -             (267)          (5,710)         (11,682)            (990)          (1,971)
Payments on termination               (19,088)          (5,737)        (462,878)        (284,341)        (223,567)        (169,908)
Loans - net                            (1,133)             (95)         (88,008)         (44,632)         (90,649)         (39,295)
Records maintenance charge            (91,262)         (87,942)        (718,149)        (753,556)        (425,236)        (376,395)
Transfers among the
   sub-accounts and with the
      Fixed Account - net             (14,615)          13,890           60,068           35,455          271,632          103,847
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
      transactions                    107,642          162,508          128,396          554,820          250,789          198,224
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             215,762          191,261          484,113          732,534        1,305,611          984,489

NET ASSETS AT BEGINNING OF
   PERIOD                             569,171          377,910        7,817,962        7,085,428        4,971,257        3,986,768
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       784,933  $       569,171  $     8,302,075  $     7,817,962  $     6,276,868  $     4,971,257
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              29,600           20,491          516,090          477,581          222,713          211,091
         Units issued                   7,167           11,827           48,659          116,279           72,352           63,122
         Units redeemed                (2,023)          (2,718)         (38,419)         (77,770)         (64,716)         (51,500)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        34,744           29,600          526,330          516,090          230,349          222,713
                              ===============  ===============  ===============  ===============  ===============  ===============

(d) Previously known as Scudder Variable Insurance Trust (Class A)
(f) Previously known as Small Cap Index (Class A)
(g) Previously known as Scudder Variable Series I
(h) Previously known as Bond
(i) Previously known as Global Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         DWS Variable                     DWS Variable                      DWS Variable
                                          Series I                          Series I                          Series II
                                       Sub-Account (g)                   Sub-Account (g)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                           DWS VIP                           DWS VIP                           DWS VIP
                                    Growth and Income (j)               International (k)                  Balanced A (m)
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006          2005 (s)(t)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        19,507  $        23,673  $        45,798  $        36,077  $        91,988  $        (2,014)
Net realized gains (losses)            13,784           11,975           73,065           40,979           21,424            9,456
Change in unrealized gains
   (losses)                           236,532           79,869          478,229          232,892          254,250          224,931
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             269,823          115,517          597,092          309,948          367,662          232,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
      TRANSACTIONS
Deposits                              265,043          361,114          295,021          322,128          685,574          522,478
Benefit payments                       (4,377)               -           (4,519)          (7,510)            (623)          (1,405)
Payments on termination               (57,757)         (93,980)         (80,862)         (83,003)        (238,413)        (131,163)
Loans - net                            (8,881)         (12,135)         (13,120)         (12,678)         (18,846)         (20,645)
Records maintenance charge           (169,882)        (173,576)        (181,682)        (166,260)        (418,831)        (287,442)
Transfers among the
   sub-accounts and with the
      Fixed Account - net             (12,912)          (4,639)          74,752          239,450           (4,295)       3,345,575
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
      transactions                     11,234           76,784           89,590          292,127            4,566        3,427,398
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             281,057          192,301          686,682          602,075          372,228        3,659,771

NET ASSETS AT BEGINNING OF
   PERIOD                           1,966,668        1,774,367        2,282,445        1,680,370        3,659,771                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,247,725  $     1,966,668  $     2,969,127  $     2,282,445  $     4,031,999  $     3,659,771
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             177,419          169,783          185,328          158,498          342,523                -
         Units issued                   9,511           21,247           32,752           97,197           29,689          361,871
         Units redeemed                (8,473)         (13,611)         (26,608)         (70,367)         (29,609)         (19,348)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       178,457          177,419          191,472          185,328          342,603          342,523
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) Previously known as Scudder Variable Series I
(j) Previously known as Growth and Income
(k) Previously known as International
(l) Previously known as Scudder Variable Series II
(m) Previously known as Total Return
(s) For period beginning April 29, 2005 and ended December 31, 2005
(t) On April 29, 2005, Balanced merged into DWS VIP Balanced A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Federated                         Federated                         Federated
                                          Insurance                         Insurance                         Insurance
                                           Series                            Series                            Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                         Federated Funds
                                          Federated                         for U.S.                       Federated High
                                       Capital Income                      Government                        Income Bond
                                           Fund II                        Securities II                        Fund II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       181,723  $       202,466  $       307,967  $       290,349  $       670,093  $       717,697
Net realized gains (losses)            (3,777)        (105,312)         (29,956)          (8,697)         (28,174)           4,538
Change in unrealized gains
   (losses)                           313,748           85,690           31,337         (140,050)         221,799         (558,658)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             491,694          182,844          309,348          141,602          863,718          163,577
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
      TRANSACTIONS
Deposits                              418,149          453,421        1,301,904        1,536,596          959,130        1,096,237
Benefit payments                       (7,331)         (18,360)          (9,388)         (35,882)         (33,428)         (21,830)
Payments on termination              (173,758)        (136,040)        (312,731)        (307,266)        (408,824)        (532,798)
Loans - net                            19,213          (17,820)         (41,744)         (39,241)         (68,894)          (4,086)
Records maintenance charge           (319,506)        (314,809)        (847,459)        (924,457)        (688,411)        (752,508)
Transfers among the
   sub-accounts and with the
      Fixed Account - net             364,529       (1,389,813)        (639,079)          99,191          667,457       (1,855,481)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
      transactions                    301,296       (1,423,421)        (548,497)         328,941          427,030       (2,070,466)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             792,990       (1,240,577)        (239,149)         470,543        1,290,748       (1,906,889)

NET ASSETS AT BEGINNING OF
   PERIOD                           2,925,609        4,166,186        8,125,349        7,654,806        8,049,573        9,956,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,718,599  $     2,925,609  $     7,886,200  $     8,125,349  $     9,340,321  $     8,049,573
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             247,695          378,016          534,519          512,152          527,803          651,680
         Units issued                  52,992           29,352           55,171          105,261          122,598           92,524
         Units redeemed               (30,512)        (159,673)         (87,187)         (82,894)         (95,453)        (216,401)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       270,175          247,695          502,503          534,519          554,948          527,803
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                          Fidelity                          Fidelity
                                          Variable                          Variable                          Variable
                                          Insurance                         Insurance                         Insurance
                                        Products Fund                     Products Fund                     Products Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VIP Asset                                                              VIP
                                           Manager                       VIP Contrafund                     Equity-Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       189,573  $       186,239  $       615,753  $       (36,422) $     1,183,421  $       409,331
Net realized gains (losses)            19,189          (10,579)       7,317,676          610,821        5,453,480        1,528,353
Change in unrealized gains
   (losses)                           368,338          108,808       (1,222,636)       7,094,081          909,744           (7,014)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             577,100          284,468        6,710,793        7,668,480        7,546,645        1,930,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
      TRANSACTIONS
Deposits                            1,084,192        1,157,597       10,228,598        8,385,760        5,549,420        5,459,368
Benefit payments                     (103,558)         (28,458)        (258,837)         (87,989)        (219,844)        (157,137)
Payments on termination              (369,838)        (538,936)      (3,392,520)      (2,000,848)      (2,017,435)      (1,649,024)
Loans - net                          (123,395)        (108,420)        (460,156)        (396,646)        (400,381)        (277,795)
Records maintenance charge           (733,825)        (708,966)      (5,585,232)      (4,655,682)      (3,588,184)      (3,336,564)
Transfers among the
   sub-accounts and with the
      Fixed Account - net              52,204         (142,320)       1,464,600        5,846,522        1,283,742         (864,549)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
      transactions                   (194,220)        (369,503)       1,996,453        7,091,117          607,318         (825,701)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             382,880          (85,035)       8,707,246       14,759,597        8,153,963        1,104,969

NET ASSETS AT BEGINNING OF
   PERIOD                           8,530,190        8,615,225       57,583,063       42,823,466       37,798,107       36,693,138
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,913,070  $     8,530,190  $    66,290,309  $    57,583,063  $    45,952,070  $    37,798,107
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             513,817          535,492        2,663,546        2,255,142        1,669,463        1,664,935
         Units issued                  40,529          104,711          435,793          539,467          228,675          135,412
         Units redeemed               (47,615)        (126,386)        (314,593)        (131,063)        (137,112)        (130,884)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       506,731          513,817        2,784,746        2,663,546        1,761,026        1,669,463
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                          Fidelity                          Fidelity
                                          Variable                          Variable                          Variable
                                          Insurance                         Insurance                         Insurance
                                        Products Fund                     Products Fund                     Products Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                                 VIP
                                                                                                             Investment
                                         VIP Growth                       VIP Index 500                      Grade Bond
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        15,697  $        42,083  $       615,395  $       525,511  $        47,321  $        23,112
Net realized gains (losses)            43,128         (356,599)         302,340          153,048           (1,791)           6,918
Change in unrealized gains
   (losses)                         2,597,036        2,466,653        4,781,911          938,305           21,187          (11,964)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,655,861        2,152,137        5,699,646        1,616,864           66,717           18,066
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
      TRANSACTIONS
Deposits                            7,240,047        7,763,291        9,023,857        8,354,182          976,023          760,870
Benefit payments                     (231,466)         (84,553)         (24,834)        (116,906)            (304)            (202)
Payments on termination            (2,070,211)      (1,931,224)      (1,658,028)      (1,226,645)        (117,417)         (17,334)
Loans - net                          (376,428)        (286,267)        (329,116)        (423,493)             169          (13,601)
Records maintenance charge         (4,123,451)      (4,150,886)      (4,134,245)      (3,624,540)        (387,955)        (276,690)
Transfers among the
   sub-accounts and with the
      Fixed Account - net          (3,670,181)        (319,385)      (1,151,862)          26,630          172,993           59,335
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
      transactions                 (3,231,690)         990,976        1,725,772        2,989,228          643,509          512,378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (575,829)       3,143,113        7,425,418        4,606,092          710,226          530,444

NET ASSETS AT BEGINNING OF
   PERIOD                          43,454,499       40,311,386       35,316,194       30,710,102        1,107,373          576,929
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    42,878,670  $    43,454,499  $    42,741,612  $    35,316,194  $     1,817,599  $     1,107,373
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,629,676        2,512,280        2,791,991        2,546,509           99,942           53,210
         Units issued                 167,479          417,942          339,184          431,612           70,273           68,425
         Units redeemed              (290,802)        (300,546)        (212,699)        (186,130)         (13,011)         (21,693)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,506,353        2,629,676        2,918,476        2,791,991          157,204           99,942
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                          Fidelity
                                          Variable                          Variable
                                          Insurance                         Insurance                           Janus
                                        Products Fund                     Products Fund                     Aspen Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VIP Money
                                           Market                         VIP Overseas                        Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $     1,046,783  $       544,911  $        99,423  $        33,935  $       543,540  $       549,112
Net realized gains (losses)                 -                -        1,244,215          354,296          316,523          153,349
Change in unrealized gains
   (losses)                                 -                -        1,949,832        2,211,385        2,055,372        1,368,866
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,046,783          544,911        3,293,470        2,599,616        2,915,435        2,071,327
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            5,239,640        7,384,428        2,735,163        2,180,212        3,940,536        4,337,596
Benefit payments                      (40,227)        (412,231)         (41,558)         (57,149)        (154,656)         (73,415)
Payments on termination            (1,467,338)      (1,506,328)        (682,337)        (596,663)      (1,848,490)      (1,307,206)
Loans - net                            66,017           50,978         (131,760)         (82,569)        (208,640)        (308,361)
Records maintenance charge         (2,382,574)      (2,148,157)      (1,469,658)      (1,169,778)      (2,714,916)      (2,821,891)
Transfers among the sub-
   accounts and with the
   Fixed Account - net             (2,273,445)      (1,427,571)         356,509        2,718,967         (304,789)        (533,952)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                      (857,927)       1,941,119          766,359        2,993,020       (1,290,955)        (707,229)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             188,856        2,486,030        4,059,829        5,592,636        1,624,480        1,364,098

NET ASSETS AT BEGINNING OF
   PERIOD                          20,907,451       18,421,421       18,143,954       12,551,318       28,932,266       27,568,168
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,096,307  $    20,907,451  $    22,203,783  $    18,143,954  $    30,556,746  $    28,932,266
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,561,742        1,420,211        1,071,740          870,190        1,334,978        1,348,821
         Units issued               1,146,893        1,007,246          284,132          318,373           51,702           68,892
         Units redeemed            (1,189,583)        (865,715)        (225,529)        (116,823)        (102,799)         (82,735)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,519,052        1,561,742        1,130,343        1,071,740        1,283,881        1,334,978
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Janus                             Janus                             Janus
                                        Aspen Series                      Aspen Series                      Aspen Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Flexible                            Forty                           Large Cap
                                            Bond                            Portfolio                          Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       334,463  $       363,311  $         1,122  $           (49) $        40,290  $       (14,478)
Net realized gains (losses)           (26,672)         180,137           16,394           10,000         (111,397)        (375,131)
Change in unrealized gains
   (losses)                           (32,492)        (417,336)          96,927           59,056        3,474,785        1,589,896
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             275,299          126,112          114,443           69,007        3,403,678        1,200,287
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              994,626        1,276,104          567,001          421,899        4,320,729        4,920,976
Benefit payments                       (5,641)         (17,180)          (3,234)            (466)        (158,965)         (72,311)
Payments on termination              (293,353)        (327,405)         (48,087)         (20,012)      (1,934,554)      (1,620,046)
Loans - net                           (65,646)         (64,546)          (9,021)          (4,614)        (308,209)        (449,589)
Records maintenance charge           (594,671)        (689,518)        (264,896)        (174,115)      (2,813,314)      (2,958,036)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                213,666         (253,416)         226,818          218,546         (844,139)      (1,118,140)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       248,981          (75,961)         468,581          441,238       (1,738,452)      (1,297,146)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             524,280           50,151          583,024          510,245        1,665,226          (96,859)

NET ASSETS AT BEGINNING OF
   PERIOD                           6,868,491        6,818,340          815,931          305,686       32,099,191       32,196,050
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     7,392,771  $     6,868,491  $     1,398,955  $       815,931  $    33,764,417  $    32,099,191
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             419,036          419,724           63,124           26,645        2,027,843        2,081,107
         Units issued                  44,767           61,929           52,163           47,582           69,718          110,911
         Units redeemed               (31,525)         (62,617)         (15,928)         (11,103)        (154,385)        (164,175)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       432,278          419,036           99,359           63,124        1,943,176        2,027,843
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Janus Aspen
                                            Janus                             Janus                            Series
                                        Aspen Series                      Aspen Series                    (Service Shares)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           Mid Cap                          Worldwide                         Balanced
                                           Growth                            Growth                       (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $      (123,921) $      (114,197) $       480,079  $       331,049  $        37,982  $        24,458
Net realized gains (losses)          (144,322)      (1,131,439)         228,647         (104,768)           3,971            2,128
Change in unrealized gains
   (losses)                         4,962,131        5,035,593        5,062,222        1,545,812          139,925           63,153
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,693,888        3,789,957        5,770,948        1,772,093          181,878           89,739
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            4,417,924        4,860,092        4,514,221        5,093,720        1,211,525        1,018,308
Benefit payments                      (72,046)         (65,117)        (124,350)         (64,421)          (1,831)               -
Payments on termination            (2,242,616)      (1,974,205)      (2,230,530)      (2,060,163)         (48,650)         (19,990)
Loans - net                          (460,638)        (353,315)        (384,925)        (305,226)         (10,332)         (28,425)
Records maintenance charge         (3,017,390)      (3,090,983)      (3,011,417)      (3,174,107)        (501,518)        (350,483)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                 82,188       (1,813,273)      (1,603,055)      (1,965,967)          (3,794)          20,942
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                    (1,292,578)      (2,436,801)      (2,840,056)      (2,476,164)         645,400          640,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,401,310        1,353,156        2,930,892         (704,071)         827,278          730,091

NET ASSETS AT BEGINNING OF
   PERIOD                          36,085,461       34,732,305       34,635,084       35,339,155        1,401,263          671,172
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    39,486,771  $    36,085,461  $    37,565,976  $    34,635,084  $     2,228,541  $     1,401,263
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,875,868        1,999,765        2,045,743        2,163,771          103,011           53,119
         Units issued                 132,343          148,500           55,796          109,415           49,721           53,888
         Units redeemed              (202,532)        (272,397)        (191,422)        (227,443)          (4,357)          (3,996)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,805,679        1,875,868        1,910,117        2,045,743          148,375          103,011
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Janus Aspen                       Janus Aspen                       Janus Aspen
                                           Series                            Series                            Series
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Foreign Stock                     Mid Cap Value                     Risk-Managed
                                      (Service Shares)                  (Service Shares)                Core (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        57,466  $        19,585  $        26,397  $        20,359  $           451  $        10,196
Net realized gains (losses)           238,539          287,917           30,903           11,572           33,462           20,109
Change in unrealized gains
   (losses)                           481,719          (70,608)          88,693            3,776              215          (24,362)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             777,724          236,894          145,993           35,707           34,128            5,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              805,337          704,324          840,245          447,105          238,455          148,393
Benefit payments                       (1,722)         (50,552)             (14)               -                -                -
Payments on termination              (104,746)        (168,097)         (25,554)         (12,338)         (10,213)            (815)
Loans - net                           (14,818)         (30,035)          (6,310)            (114)          (5,905)              (1)
Records maintenance charge           (403,958)        (369,580)        (279,874)        (143,677)         (87,297)         (35,816)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                (71,000)        (639,642)          64,085          175,478           79,402           56,838
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       209,093         (553,582)         592,578          466,454          214,442          168,599
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             986,817         (316,688)         738,571          502,161          248,570          174,542

NET ASSETS AT BEGINNING OF
   PERIOD                           4,338,142        4,654,830          601,966           99,805          182,589            8,047
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,324,959  $     4,338,142  $     1,340,537  $       601,966  $       431,159  $       182,589
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             336,468          381,580           47,855            8,728           14,340              701
         Units issued                  45,802          123,896           51,130           42,251           17,418           20,056
         Units redeemed               (31,469)        (169,008)          (6,367)          (3,124)          (1,187)          (6,417)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       350,801          336,468           92,618           47,855           30,571           14,340
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Janus Aspen                       Janus Aspen                         Lazard
                                           Series                            Series                          Retirement
                                      (Service Shares)                  (Service Shares)                    Series, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            Worldwide
                                        Small Company                        Growth                           Emerging
                                   Value (Service Shares)               (Service Shares)                       Markets
                              --------------------------------  --------------------------------  --------------------------------

                                    2006           2005 (s)           2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $        11,618  $         6,883  $         3,822  $         1,043
Net realized gains (losses)             7,072               71           11,026            1,060           71,762           50,125
Change in unrealized gains
   (losses)                            41,341               51           97,634           25,718          125,276           71,261
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              48,413              122          120,278           33,661          200,860          122,429
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              383,056           66,552          236,208          285,182          327,703          168,301
Benefit payments                            -                -                -                -                -                -
Payments on termination                (7,130)               -          (14,510)          (7,649)         (30,877)          (7,554)
Loans - net                              (405)               -           (6,418)            (882)             757           (3,433)
Records maintenance charge            (90,424)          (9,974)        (104,831)        (113,612)        (163,784)         (84,592)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                106,443            8,100          (51,021)         (30,136)         184,084          (67,348)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       391,540           64,678           59,428          132,903          317,883            5,374
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             439,953           64,800          179,706          166,564          518,743          127,803

NET ASSETS AT BEGINNING OF
   PERIOD                              64,800                -          627,277          460,713          481,552          353,749
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       504,753  $        64,800  $       806,983  $       627,277  $     1,000,295  $       481,552
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               5,852                -           42,255           32,763           16,176           16,728
         Units issued                  35,658            8,604            9,253           11,642           12,541            9,143
         Units redeemed                (4,110)          (2,752)          (5,415)          (2,150)          (2,858)          (9,695)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        37,400            5,852           46,093           42,255           25,859           16,176
                              ===============  ===============  ===============  ===============  ===============  ===============

(s) For period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Legg Mason                        Legg Mason                        Legg Mason
                                          Partners                          Partners                          Partners
                                          Variable                          Variable                          Variable
                                      Portfolios I, Inc                 Portfolios I, Inc                 Portfolios I, Inc
                                       Sub-Account (n)                   Sub-Account (n)                   Sub-Account (n)
                              --------------------------------  --------------------------------  --------------------------------

                                                                           Legg Mason                        Legg Mason
                                         Legg Mason                         Variable                          Variable
                                        Variable All                       Global High                        Investors
                                     Cap Portfolio I (o)                Yield Bond II (p)                  Portfolio I (q)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $         9,354  $         4,404  $        43,046  $        26,076  $        20,238  $         9,893
Net realized gains (losses)            30,131            4,718            1,719            5,590           57,579           29,458
Change in unrealized gains
   (losses)                            65,621           12,146           15,257          (19,174)         134,035           13,923
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             105,106           21,268           60,022           12,492          211,852           53,274
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              285,030          288,090          486,941          321,376          262,911          257,134
Benefit payments                            -              (92)               -                -                -                -
Payments on termination               (21,850)          (9,477)         (14,929)          (6,946)         (38,217)         (38,913)
Loans - net                            (6,008)          (7,404)          (1,422)               -          (41,220)          (6,297)
Records maintenance charge           (125,540)        (115,533)        (165,645)         (99,205)        (125,224)        (117,467)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                (18,215)         (49,595)         (48,261)          77,969          175,665         (402,143)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       113,417          105,989          256,684          293,194          233,915         (307,686)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             218,523          127,257          316,706          305,686          445,767         (254,412)

NET ASSETS AT BEGINNING OF
   PERIOD                             516,407          389,150          443,137          137,451        1,015,359        1,269,771
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       734,930  $       516,407  $       759,843  $       443,137  $     1,461,126  $     1,015,359
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              30,823           24,167           38,628           12,438           86,474          115,160
         Units issued                   8,243           10,998           28,896           43,472           31,057           15,449
         Units redeemed                (1,927)          (4,342)          (7,659)         (17,282)         (12,060)         (44,135)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        37,139           30,823           59,865           38,628          105,471           86,474
                              ===============  ===============  ===============  ===============  ===============  ===============

(n) Previously known as Salomon Brothers Variable Series Funds, Inc.
(o) Previously known as All Cap
(p) Previously known as High Yield Bond
(q) Previously known as Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                          Insurance                         Insurance                         Insurance
                                            Trust                             Trust                             Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            MFS Investors
                                        MFS Emerging                        MFS High                           Growth
                                        Growth Series                     Income Series                     Stock Series
                              --------------------------------  --------------------------------  --------------------------------
                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $        16,596  $         3,522  $             -  $           278
Net realized gains (losses)             2,313          (68,236)            (622)            (108)             563              225
Change in unrealized gains
(losses)                              505,829          606,016            8,751             (973)          15,618            6,031
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             508,142          537,780           24,725            2,441           16,181            6,534
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            1,096,665        1,165,471          310,399          148,980          181,910          137,533
Benefit payments                      (22,950)         (22,764)               -                -                -                -
Payments on termination              (356,192)        (234,640)          (8,696)            (300)          (8,890)            (196)
Loans - net                           (80,796)         (65,763)          (4,085)            (467)            (271)          (5,999)
Records maintenance charge           (569,763)        (579,335)         (94,235)         (45,013)         (71,173)         (38,843)
Transfers among the
   sub-accounts and with
   the Fixed Account - net             12,095         (373,044)         (10,798)           8,385            8,850            1,012
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                        79,059         (110,075)         192,585          111,585          110,426           93,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             587,201          427,705          217,310          114,026          126,607          100,041

NET ASSETS AT BEGINNING OF
   PERIOD                           6,379,034        5,951,329          138,780           24,754          133,793           33,752
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,966,235  $     6,379,034  $       356,090  $       138,780  $       260,400  $       133,793
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             537,597          547,642           12,524            2,282           11,647            3,070
         Units issued                  41,435           48,387           20,255           11,034           10,609            9,559
         Units redeemed               (34,899)         (58,432)          (3,665)            (792)          (1,184)            (982)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       544,133          537,597           29,114           12,524           21,072           11,647
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                          Insurance                         Insurance                         Insurance
                                            Trust                             Trust                             Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                             MFS New
                                        MFS Investors                       Discovery                       MFS Research
                                        Trust Series                         Series                            Series
                              --------------------------------  --------------------------------  --------------------------------
                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        20,635  $        20,127  $       114,659  $             -  $        13,147  $        15,501
Net realized gains (losses)            36,856           16,651          143,429           40,599           14,434          (30,908)
Change in unrealized gains
   (losses)                           467,717          227,306          583,011          276,906          240,863          187,579
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             525,208          264,084          841,099          317,505          268,444          172,172
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              597,434          677,757        1,379,360        1,420,777          327,467          387,939
Benefit payments                       (6,499)            (566)          (4,537)          (9,413)               -                -
Payments on termination              (183,847)        (174,305)        (235,692)        (200,076)        (117,237)         (62,225)
Loans - net                           (17,368)         (21,380)         (48,021)         (43,776)         (39,790)         (12,364)
Records maintenance charge           (346,633)        (350,088)        (657,226)        (622,623)        (177,671)        (201,129)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 92,095          (49,449)        (692,920)        (268,528)         (65,460)        (844,303)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       135,182           81,969         (259,036)         276,361          (72,691)        (732,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             660,390          346,053          582,063          593,866          195,753         (559,910)

NET ASSETS AT BEGINNING OF
   PERIOD                           3,946,268        3,600,215        6,253,850        5,659,984        2,625,851        3,185,761
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,606,658  $     3,946,268  $     6,835,913  $     6,253,850  $     2,821,604  $     2,625,851
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
   beginning of period                339,659          332,535          331,425          315,687          216,034          282,541
      Units issued                     29,848           26,410           27,515           56,640           12,407           97,619
      Units redeemed                  (18,604)         (19,286)         (38,956)         (40,902)         (18,316)        (164,126)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       350,903          339,659          319,984          331,425          210,125          216,034
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                          Insurance                         Insurance                         Insurance
                                            Trust                             Trust                             Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          MFS Total                       MFS Utilities                       MFS Value
                                        Return Series                        Series                            Series
                              --------------------------------  --------------------------------  --------------------------------
                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       388,477  $       290,159  $        12,384  $         1,987  $         4,287  $         1,491
Net realized gains (losses)           598,864          608,261           34,723            8,056           16,025           11,329
Change in unrealized gains
   (losses)                           962,272         (461,395)         157,112           49,825           69,390            3,208
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,949,613          437,025          204,219           59,868           89,702           16,028
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            2,066,253        2,905,818          310,486          197,926          232,222          227,965
Benefit payments                       (2,593)         (34,187)               -                -                -                -
Payments on termination              (386,148)        (365,251)         (18,484)          (8,806)         (16,964)          (3,834)
Loans - net                           (94,298)         (35,990)          (3,064)         (11,616)            (737)          (3,687)
Records maintenance charge         (1,125,002)      (1,036,070)        (124,422)         (81,131)        (116,929)         (64,284)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (471,617)       1,086,079          120,630          157,657          170,156           36,422
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       (13,405)       2,520,399          285,146          254,030          267,748          192,582
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           1,936,208        2,957,424          489,365          313,898          357,450          208,610

NET ASSETS AT BEGINNING OF
   PERIOD                          16,478,345       13,520,921          527,049          213,151          277,093           68,483
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    18,414,553  $    16,478,345  $     1,016,414  $       527,049  $       634,543  $       277,093
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,021,305          861,633           24,817           11,726           22,938            6,047
         Units issued                  55,790          189,974           14,260           15,627           26,363           33,890
         Units redeemed               (57,105)         (30,302)          (2,616)          (2,536)          (5,832)         (16,999)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,019,990        1,021,305           36,461           24,817           43,469           22,938
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                       Oppenheimer                       Oppenheimer
                                          Insurance                         Variable                          Variable
                                            Trust                         Account Funds                     Account Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                             Oppenheimer
                                           MFS New                         Oppenheimer                       Main Street
                                      Discovery Series                       Global                           Small Cap
                                       (Service Class)                     Securities                          Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        (3,461) $        (5,572) $        13,015  $         3,245  $         3,831  $             -
Net realized gains (losses)            22,938          (50,509)          93,588           12,842          105,687           36,014
Change in unrealized gains
   (losses)                            37,145          (34,288)         230,631          103,280          292,113          136,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              56,622          (90,369)         337,234          119,367          401,631          172,556
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                               51,785           64,022        1,803,680          885,021        1,940,266        1,311,002
Benefit payments                            -             (179)          (1,847)             (82)            (795)          (1,021)
Payments on termination               (24,018)          (9,332)         (59,841)          (4,164)        (102,204)         (23,978)
Loans - net                            (4,387)          (1,874)         (10,891)          (4,262)         (16,026)         (34,102)
Records maintenance charge            (36,794)         (48,026)        (547,239)        (239,321)        (733,639)        (425,713)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 10,227       (1,081,881)          73,608          191,967          (52,197)         333,457
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                        (3,187)      (1,077,270)       1,257,470          829,159        1,035,405        1,159,645
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              53,435       (1,167,639)       1,594,704          948,526        1,437,036        1,332,201

NET ASSETS AT BEGINNING OF
   PERIOD                             506,876        1,674,515        1,215,707          267,181        2,180,185          847,984
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       560,311  $       506,876  $     2,810,411  $     1,215,707  $     3,617,221  $     2,180,185
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              46,319          159,599           90,814           22,765          108,380           46,336
         Units issued                  10,461           11,466           98,350           82,913           59,558           68,309
         Units redeemed               (11,123)        (124,746)         (10,284)         (14,864)         (11,573)          (6,265)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                        45,657           46,319          178,880           90,814          156,365          108,380
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Oppenheimer
                                                                            Variable
                                         Oppenheimer                      Account Funds
                                          Variable                       (Service Class                    Panorama Series
                                        Account Funds                        ("SC"))                         Fund, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           Oppenheimer
                                                                           Main Street                       Oppenheimer
                                         Oppenheimer                        Small Cap                       International
                                       MidCap Fund (r)                     Growth (SC)                         Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006          2005 (s)            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $       (28,075) $       (27,257) $         2,802  $         2,311
Net realized gains (losses)               425                8          523,165          525,945           16,029            1,010
Change in unrealized gains
   (losses)                             5,214            1,581          576,173          153,249          137,588           41,405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               5,639            1,589        1,071,263          651,937          156,419           44,726
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              328,166           56,168          985,023          762,794          176,208          140,360
Benefit payments                            -                -          (14,242)         (50,287)            (454)            (341)
Payments on termination                (1,377)             (45)        (337,492)        (222,099)         (15,281)          (3,923)
Loans - net                            (3,442)               -          (61,035)         (21,470)          (4,564)          (3,879)
Records maintenance charge            (88,520)          (7,926)        (470,702)        (443,635)         (85,542)         (64,526)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 18,392              451          586,904          354,646          161,253           22,253
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       253,219           48,648          688,456          379,949          231,620           89,944
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             258,858           50,237        1,759,719        1,031,886          388,039          134,670

NET ASSETS AT BEGINNING OF
   PERIOD                              50,237                -        7,096,216        6,064,330          381,342          246,672
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       309,095  $        50,237  $     8,855,935  $     7,096,216  $       769,381  $       381,342
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,238                -          482,060          451,294           16,410           12,108
         Units issued                  22,069            4,282          146,522          197,499           11,482            4,670
         Units redeemed                  (978)             (44)        (102,206)        (166,733)          (2,577)            (368)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                        25,329            4,238          526,376          482,060           25,315           16,410
                              ===============  ===============  ===============  ===============  ===============  ===============

(r) Previously known as Oppenheimer Aggressive Growth
(s) For period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                               PIMCO
                                                 Panorama Series              Advisors              PIMCO Advisors
                                                   Fund, Inc.                 Variable                 Variable
                                                 (Service Class              Insurance                 Insurance
                                                     ("SC"))                   Trust                     Trust
                                                   Sub-Account              Sub-Account               Sub-Account
                                        --------------------------------  ---------------  --------------------------------

                                                   Oppenheimer
                                                  International              NFJ Small                   OpCap
                                                   Growth (SC)               Cap Value                 Balanced
                                        --------------------------------  --------------------------------  ---------------

                                              2006             2005          2005 (u)            2006             2005
                                        ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $        (8,877) $         5,423  $         2,700  $        10,194  $           479
Net realized gains (losses)                      64,175           94,607            1,374           63,311           75,106
Change in unrealized gains (losses)             559,450           80,057          (10,259)         100,933          (36,082)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from operations                              614,748          180,087           (6,185)         174,438           39,503
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM POLICY TRANSACTIONS
Deposits                                        146,731          117,802          115,983          448,983          428,547
Benefit payments                                      -                -                -          (25,180)            (399)
Payments on termination                         (62,305)        (142,609)             (10)         (76,369)         (90,219)
Loans - net                                     (18,402)          (5,392)               -          (17,985)          (6,729)
Records maintenance charge                     (127,726)         (92,386)         (31,128)        (199,049)        (195,478)
Transfers among the sub-accounts
    and with the Fixed Account - net            792,091         (180,399)        (308,162)        (146,243)          20,889
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
    from policy transactions                    730,389         (302,984)        (223,317)         (15,843)         156,611
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS             1,345,137         (122,897)        (229,502)         158,595          196,114

NET ASSETS AT BEGINNING OF PERIOD             1,787,906        1,910,803          229,502        1,663,482        1,467,368
                                        ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD             $     3,133,043  $     1,787,906  $             -  $     1,822,077  $     1,663,482
                                        ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
       period                                   131,744          160,723           18,887          149,094          134,836
         Units issued                            66,733           90,349           12,545           29,774           39,551
         Units redeemed                         (18,611)        (119,328)         (31,432)         (31,364)         (25,293)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end of period           179,866          131,744                -          147,504          149,094
                                        ===============  ===============  ===============  ===============  ===============

(u) For period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                                 PIMCO
                                                 PIMCO Advisors                    PIMCO Advisors              Advisors
                                                    Variable                          Variable                 Variable
                                                    Insurance                         Insurance                Insurance
                                                      Trust                             Trust                    Trust
                                                   Sub-Account                       Sub-Account              Sub-Account
                                        --------------------------------  --------------------------------  ---------------

                                                      OpCap                          OpCap Small               PEA Science
                                                   Renaissance                           Cap                 and Technology
                                        --------------------------------  --------------------------------  ---------------

                                             2006              2005             2006             2005          2005 (u)
                                        ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)            $           406  $             -  $       (16,482) $       (13,045) $             -
Net realized gains (losses)                         420            2,212          406,212          634,676          (70,314)
Change in unrealized gains (losses)              23,843             (927)       1,032,593         (591,106)         (70,848)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
    from operations                              24,669            1,285        1,422,323           30,525         (141,162)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM POLICY TRANSACTIONS
Deposits                                        151,474          162,404        1,005,674          938,005          138,605
Benefit payments                                      -                -          (40,958)          (1,273)            (936)
Payments on termination                          (5,038)            (747)        (244,070)        (137,986)          (6,350)
Loans - net                                        (494)            (985)        (111,251)         (24,412)            (920)
Records maintenance charge                      (58,130)         (43,841)        (520,037)        (425,601)         (56,517)
Transfers among the sub-accounts
    and with the Fixed Account - net             (9,089)          (6,558)       1,861,908          567,393       (1,027,089)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from policy transactions                      78,723          110,273        1,951,266          916,126         (953,207)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
                                                103,392          111,558        3,373,589          946,651       (1,094,369)

NET ASSETS AT BEGINNING OF PERIOD               168,715           57,157        5,260,377        4,313,726        1,094,369
                                        ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD             $       272,107  $       168,715  $     8,633,966  $     5,260,377  $             -
                                        ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     15,292            4,946          434,701          356,329          129,448
         Units issued                             7,950           11,801          212,458          138,602            8,341
         Units redeemed                          (1,097)          (1,455)         (71,609)         (60,230)        (137,789)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end of period            22,145           15,292          575,550          434,701                -
                                        ===============  ===============  ===============  ===============  ===============

(u) For period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable                  PIMCO Variable                      PIMCO Variable
                                          Insurance                       Insurance                           Insurance
                                            Trust                           Trust                               Trust
                                         Sub-Account                     Sub-Account                         Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                             PIMCO Real
                                        Foreign Bond                    Money Market                           Return
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005            2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        97,780  $        74,437  $       101,529  $        54,293  $        34,626  $         8,406
Net realized gains (losses)            42,266           55,065                -                -           23,894            3,726
Change in unrealized gains
   (losses)                           (73,656)          27,614                -                -          (51,161)          (6,921)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              66,390          157,116          101,529           54,293            7,359            5,211
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              552,154          510,794          817,642        1,493,646          662,812          431,355
Benefit payments                            -             (689)               -             (132)               -                -
Payments on termination               (69,232)         (85,096)         (31,652)         (14,309)         (13,190)         (12,352)
Loans - net                           (10,086)         (13,342)            (246)          (4,101)         (10,964)               -
Records maintenance charge           (279,791)        (253,735)        (400,474)        (378,506)        (207,727)        (106,833)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  9,828           67,124          147,396          (41,850)          48,613          139,082
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       202,873          225,056          532,666        1,054,748          479,544          451,252
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             269,263          382,172          634,195        1,109,041          486,903          456,463

NET ASSETS AT BEGINNING OF
   PERIOD                           3,126,858        2,744,686        1,764,647          655,606          520,832           64,369
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,396,121  $     3,126,858  $     2,398,842  $     1,764,647  $     1,007,735  $       520,832
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             261,692          241,045          169,256           64,615           47,070            5,938
         Units issued                  68,174          247,662           93,431          238,418           52,121           58,822
         Units redeemed               (51,182)        (227,015)         (42,755)        (133,777)          (8,759)         (17,690)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                       278,684          261,692          219,932          169,256           90,432           47,070
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                          Insurance                      Putnam Variable                  Putnam Variable
                                            Trust                             Trust                      Trust (Class IA)
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                        VT International
                                         PIMCO Total                       Growth and                      VT High Yield
                                           Return                            Income                         (Class IA)
                              --------------------------------  --------------------------------  --------------------------------

                                   2006              2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       455,406  $       325,314  $        31,330  $        10,259  $        31,235  $        22,929
Net realized gains (losses)            36,541          159,316          153,438          289,184             (138)             (54)
Change in unrealized gains
   (losses)                           (83,126)        (270,338)         985,423          167,032           18,302          (11,470)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             408,821          214,292        1,170,191          466,475           49,399           11,405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            2,217,941        2,029,075          384,591          235,757          177,590          200,773
Benefit payments                      (36,226)         (15,043)          (5,901)             (74)          (1,562)            (333)
Payments on termination              (306,589)        (549,231)        (126,125)         (84,798)         (19,335)          (5,234)
Loans - net                           (71,887)         (37,780)        (116,677)         (26,524)             425           (8,417)
Records maintenance charge         (1,060,993)        (980,777)        (242,326)        (166,851)         (91,039)         (87,138)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,062,343           94,475        2,623,864          783,479          117,643            1,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                     1,804,589          540,719        2,517,426          740,989          183,722          101,646
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,213,410          755,011        3,687,617        1,207,464          233,121          113,051

NET ASSETS AT BEGINNING OF
   PERIOD                           9,810,980        9,055,969        2,935,324        1,727,860          364,363          251,312
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,024,390  $     9,810,980  $     6,622,941  $     2,935,324  $       597,484  $       364,363
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             823,924          777,966          188,626          126,664           25,684           18,329
         Units issued                 242,406          421,997          197,901          229,062           15,864            8,000
         Units redeemed               (92,124)        (376,039)         (51,825)        (167,100)          (3,467)            (645)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                       974,206          823,924          334,702          188,626           38,081           25,684
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                                Scudder
                                                                                                               Variable
                                                  Putnam Variable                    Rydex Variable            Insurance
                                                 Trust (Class IA)                         Trust             Trust (Class A)
                                                    Sub-Account                       Sub-Account             Sub-Account
                                        --------------------------------  --------------------------------  ---------------

                                                  VT International
                                                     Growth and                        Rydex Sector           EAFE Equity
                                                  Income (Class IA)                      Rotation           Index (Class A)
                                        --------------------------------  --------------------------------  ---------------

                                             2006              2005            2006              2005           2005 (v)
                                        ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)            $         6,810  $         2,272  $             -  $             -  $         3,307
Net realized gains (losses)                       6,798            1,201           22,057            3,196           20,778
Change in unrealized gains (losses)             163,464           41,082           12,393           22,223          (22,555)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
    from operations                             177,072           44,555           34,450           25,419            1,530
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        189,443           94,855          199,531          105,881           42,789
Benefit payments                                      -                -                -                -                -
Payments on termination                          (4,956)          (3,029)          (5,831)          (1,311)            (499)
Loans - net                                        (620)            (680)            (951)          (4,169)          (1,052)
Records maintenance charge                      (71,801)         (40,545)         (62,137)         (32,096)         (14,759)
Transfers among the sub-accounts
   and with the Fixed Account - net             355,104          109,701           22,539            9,492         (163,265)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from policy transactions                     467,170          160,302          153,151           77,797         (136,786)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS               644,242          204,857          187,601          103,216         (135,256)

NET ASSETS AT BEGINNING OF PERIOD               398,959          194,102          233,789          130,573          135,256
                                        ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD             $     1,043,201  $       398,959  $       421,390  $       233,789  $             -
                                        ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
       period                                    19,174           10,666           13,578            8,623            7,847
         Units issued                            21,626            8,954            9,517            6,277            1,620
         Units redeemed                          (1,517)            (446)          (1,123)          (1,322)          (9,467)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end of period            39,283           19,174           21,972           13,578                -
                                        ===============  ===============  ===============  ===============  ===============

(v) For period beginning January 1, 2005 and ended July 25, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                              Strong
                                            Scudder          Strong          Variable
                                           Variable        Opportunity       Insurance               T. Rowe Price
                                           Series I       Fund II, Inc.     Funds, Inc.           Equity Series, Inc.
                                          Sub-Account      Sub-Account      Sub-Account               Sub-Account
                                        ---------------  ---------------  ---------------  --------------------------------

                                                                                                     T. Rowe Price
                                                           Opportunity        MidCap                   Blue Chip
                                           Balanced          Fund II      Growth Fund II                Growth
                                        ---------------  ---------------  ---------------  --------------------------------

                                            2005 (t)         2005 (w)        2005 (x)           2006             2005
                                        ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)            $       102,316  $             -  $             -  $         3,573  $           670
Net realized gains (losses)                    (139,131)         971,053         (192,820)           5,755            4,952
Change in unrealized gains (losses)             (54,242)      (1,312,804)          41,278           92,133           29,685
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
    from operations                             (91,057)        (341,751)        (151,542)         101,461           35,307
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        247,675          391,761          220,290          819,887          475,287
Benefit payments                                   (406)          (5,314)               -             (458)               -
Payments on termination                         (49,344)         (76,158)         (81,191)          (9,527)         (12,928)
Loans - net                                      (2,619)          (9,349)         (12,663)          (7,634)          (3,212)
Records maintenance charge                     (139,866)        (180,778)        (109,594)        (255,431)        (130,401)
Transfers among the sub-accounts
   and with the Fixed Account - net          (3,328,939)      (7,579,036)      (4,054,297)            (795)          61,890
                                        ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
    from policy transactions                 (3,273,499)      (7,458,874)      (4,037,455)         546,042          390,636
                                        ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS            (3,364,556)      (7,800,625)      (4,188,997)         647,503          425,943

NET ASSETS AT BEGINNING OF PERIOD             3,364,556        7,800,625        4,188,997          626,571          200,628
                                        ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD             $             -  $             -  $             -  $     1,274,074  $       626,571
                                        ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    272,664          432,587          326,727           54,224           18,394
         Units issued                            15,352           18,760            5,519           55,756           43,770
         Units redeemed                        (288,016)        (451,347)        (332,246)          (9,439)          (7,940)
                                        ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end of period                 -                -                -          100,541           54,224
                                        ===============  ===============  ===============  ===============  ===============

(t) On April 29, 2005, Balanced merged into DWS VIP Balanced A
(w) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(x) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        T. Rowe Price                      T. Rowe Price                    T. Rowe Price
                                     Equity Series, Inc.                Equity Series, Inc.              Equity Series, Inc.
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            T. Rowe Price
                                        T. Rowe Price                      T. Rowe Price                     New America
                                        Equity Income                     Mid-Cap Growth                       Growth
                              --------------------------------  --------------------------------  --------------------------------

                                   2006              2005              2006              2005            2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       311,932  $       234,345  $             -  $             -  $           849  $             -
Net realized gains (losses)           696,990          951,756        1,614,652          797,830           43,921           19,607
Change in unrealized gains
   (losses)                         2,459,819         (572,896)        (892,846)         634,709           79,354           55,920
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           3,468,741          613,205          721,806        1,432,539          124,124           75,527
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            5,227,418        4,825,859        1,443,172        1,699,531          316,820          339,584
Benefit payments                      (78,871)         (28,053)          (5,491)         (15,532)               -                -
Payments on termination              (555,838)        (476,320)        (400,705)        (330,393)         (42,866)         (76,287)
Loans - net                           (72,898)         (97,606)         (60,756)        (113,670)         (53,400)          (4,947)
Records maintenance charge         (2,177,341)      (1,725,020)        (841,703)        (872,695)        (158,169)        (162,503)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                785,403          493,372         (386,449)        (440,532)         (30,409)           6,270
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                     3,127,873        2,992,232         (251,932)         (73,291)          31,976          102,117
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           6,596,614        3,605,437          469,874        1,359,248          156,100          177,644

NET ASSETS AT BEGINNING OF
   PERIOD                          16,516,363       12,910,926       11,005,001        9,645,753        1,703,661        1,526,017
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    23,112,977  $    16,516,363  $    11,474,875  $    11,005,001  $     1,859,761  $     1,703,661
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             984,130          799,469          488,759          491,518          151,267          141,554
         Units issued                 226,333          295,096           19,464           36,473           15,371           27,312
         Units redeemed               (52,854)        (110,435)         (30,315)         (39,232)         (12,791)         (17,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                     1,157,609          984,130          477,908          488,759          153,847          151,267
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        T. Rowe Price                     The Universal                     The Universal
                                 International Series, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        T. Rowe Price                    Van Kampen UIF                    Van Kampen UIF
                                     International Stock                  Equity Growth                      High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        51,724  $        54,237  $        (3,472) $         2,959  $        18,756  $        13,431
Net realized gains (losses)            82,616           41,048           36,462           60,322              (71)             105
Change in unrealized gains
   (losses)                           598,640          405,543           26,149          100,226              135          (11,314)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             732,980          500,828           59,139          163,507           18,820            2,222
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              444,935          479,967          400,691          362,747           86,093          100,055
Benefit payments                       (1,622)          (1,123)          (4,162)               -           (1,516)               -
Payments on termination               (75,664)         (76,945)         (29,058)         (37,602)          (9,289)          (4,746)
Loans - net                           (26,386)         (12,193)          (1,131)         (21,732)            (635)          (1,126)
Records maintenance charge           (300,446)        (254,862)        (188,571)        (171,696)         (46,179)         (49,606)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                263,484          235,472         (152,937)           4,872           (9,213)           1,333
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       304,301          370,316           24,832          136,589           19,261           45,910
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           1,037,281          871,144           83,971          300,096           38,081           48,132

NET ASSETS AT BEGINNING OF
   PERIOD                           3,688,271        2,817,127        1,291,480          991,384          204,196          156,064
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,725,552  $     3,688,271  $     1,375,451  $     1,291,480  $       242,277  $       204,196
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             283,932          251,643          103,210           91,388           15,254           11,782
         Units issued                  44,409           53,600           28,292           74,620            2,838            3,833
         Units redeemed               (22,875)         (21,311)         (25,807)         (62,798)          (1,430)            (361)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                       305,466          283,932          105,695          103,210           16,662           15,254
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Van Eck
                                        The Universal                     The Universal                       Worldwide
                                        Institutional                     Institutional                       Insurance
                                         Funds, Inc.                       Funds, Inc.                          Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Van Eck
                                       Van Kampen UIF                    Van Kampen UIF                       Worldwide
                                     U.S. Mid Cap Value                 U.S. Real Estate                   Absolute Return
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $         1,825  $           827  $        36,698  $        19,293  $           164  $             -
Net realized gains (losses)         1,637,531          356,777          332,718           57,376               99               (4)
Change in unrealized gains
   (losses)                           460,405          709,820          727,918          207,024            3,551               54
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,099,761        1,067,424        1,097,334          283,693            3,814               50
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            1,461,299        1,428,655        1,851,686        1,161,639           61,974           28,736
Benefit payments                       (3,349)         (24,423)            (462)            (182)               -                -
Payments on termination              (394,075)        (242,833)        (150,133)         (20,038)          (1,350)             (85)
Loans - net                          (123,197)         (44,490)         (17,946)         (17,488)             (66)               -
Records maintenance charge           (883,478)        (789,560)        (650,085)        (359,291)         (18,042)          (7,445)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (351,259)       1,517,007          200,128          203,513            9,299           (1,071)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                      (294,059)       1,844,356        1,233,188          968,153           51,815           20,135
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           1,805,702        2,911,780        2,330,522        1,251,846           55,629           20,185

NET ASSETS AT BEGINNING OF
   PERIOD                          10,575,733        7,663,953        2,344,085        1,092,239           22,310            2,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,381,435  $    10,575,733  $     4,674,607  $     2,344,085  $        77,939  $        22,310
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             827,448          672,099          104,607           57,053            2,242              214
         Units issued                 127,791          320,671           69,166           52,704            5,368            2,279
         Units redeemed              (150,455)        (165,322)         (22,656)          (5,150)            (401)            (251)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                       804,784          827,448          151,117          104,607            7,209            2,242
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Van Eck                           Van Eck
                                          Worldwide                         Worldwide                      Van Kampen Life
                                          Insurance                         Insurance                        Investment
                                            Trust                             Trust                             Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           Van Eck
                                           Worldwide                         Van Eck
                                           Emerging                      Worldwide Hard
                                            Markets                           Assets                       LIT Government
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        46,624  $           615  $        48,469  $           516  $         8,707  $         2,119
Net realized gains (losses)            14,386           10,357           33,796           15,983             (199)             312
Change in unrealized gains
   (losses)                           185,975           40,412          143,628          130,418             (355)              76
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             246,985           51,384          225,893          146,917            8,153            2,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                              666,323          210,819          786,538          309,729          150,383          100,381
Benefit payments                            -                -           (3,329)               -             (303)               -
Payments on termination               (15,854)          (1,699)         (18,655)            (939)          (3,339)          (7,528)
Loans - net                            (2,960)          (5,229)         (11,514)          (2,624)             (93)               -
Records maintenance charge           (216,542)         (58,245)        (266,292)         (85,974)         (62,243)         (29,805)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                161,335           94,705          122,551          195,325           68,803            4,000
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       592,302          240,351          609,299          415,517          153,208           67,048
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             839,287          291,735          835,192          562,434          161,361           69,555

NET ASSETS AT BEGINNING OF
   PERIOD                             350,565           58,830          688,039          125,605          112,823           43,268
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,189,852  $       350,565  $     1,523,231  $       688,039  $       274,184  $       112,823
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              20,849            4,618           35,926            9,947           10,483            4,162
         Units issued                  39,912           23,739           38,070           32,351           14,972           15,104
         Units redeemed               (10,031)          (7,508)         (10,108)          (6,372)            (802)          (8,783)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                        50,730           20,849           63,888           35,926           24,653           10,483
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Van Kampen Life                   Van Kampen Life                   Van Kampen Life
                                         Investment                        Investment                        Investment
                                            Trust                       Trust (Class II)                  Trust (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       LIT Growth and                    LIT Aggressive                      LIT Growth
                                           Income                       Growth (Class II)               and Income (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $        19,571  $        11,660  $        (5,260) $        (4,824) $        38,895  $        23,368
Net realized gains (losses)           114,836           51,015          181,360           44,046          493,774          270,884
Change in unrealized gains
   (losses)                           172,707           66,312         (103,752)         111,981          576,217          146,928
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             307,114          128,987           72,348          151,203        1,108,886          441,180
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM POLICY
   TRANSACTIONS
Deposits                            1,076,237          928,255          671,533          533,339          602,659          542,764
Benefit payments                            -             (847)               -             (955)          (6,753)         (14,312)
Payments on termination               (41,422)         (12,102)         (57,954)         (63,396)        (172,021)        (157,635)
Loans - net                            (9,690)         (33,500)         (17,694)         (11,730)         (38,300)         (19,941)
Records maintenance charge           (418,451)        (298,295)        (280,231)        (239,860)        (438,480)        (325,786)
Transfers among the
sub-accounts and with the
   Fixed Account - net                  1,048         (129,253)        (363,909)          76,314        2,346,231          500,371
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from policy
   transactions                       607,722          454,258          (48,255)         293,712        2,293,336          525,461
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             914,836          583,245           24,093          444,915        3,402,222          966,641

NET ASSETS AT BEGINNING OF
   PERIOD                           1,531,466          948,221        1,817,473        1,372,558        5,753,851        4,787,210
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,446,302  $     1,531,466  $     1,841,566  $     1,817,473  $     9,156,073  $     5,753,851
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              89,864           61,197          146,225          122,242          442,539          402,816
         Units issued                  38,504           41,416           41,477           75,102          228,896          172,228
         Units redeemed                (4,872)         (12,749)         (46,566)         (51,119)         (62,353)        (132,505)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Units outstanding at end
      of period                       123,496           89,864          141,136          146,225          609,082          442,539
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------

                                                     Wells Fargo                       Wells Fargo
                                                   Variable Trust                    Variable Trust
                                                     Sub-Account                       Sub-Account
                                          --------------------------------  --------------------------------

                                                   Wells Fargo VT                    Wells Fargo VT
                                                 Advantage Discovery              Advantage Opportunity
                                          --------------------------------  --------------------------------

                                                2006         2005 (x) (y)         2006         2005 (w) (y)
                                          ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $             -  $             -  $             -  $             -
Net realized gains (losses)                        76,245           26,499          963,600           35,167
Change in unrealized gains (losses)               638,555          557,110          (27,260)         796,470
                                          ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from operations                                714,800          583,609          936,340          831,637
                                          ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                          690,467          512,423        1,134,974          976,911
Benefit payments                                   (2,664)          (4,264)         (38,656)         (22,275)
Payments on termination                          (259,599)        (119,107)        (242,239)        (120,087)
Loans - net                                       (76,806)         (46,757)         (94,227)         (24,570)
Records maintenance charge                       (408,061)        (278,856)        (636,131)        (482,944)
Transfers among the sub-accounts
    and with the Fixed Account - net              (28,718)       4,275,963         (783,430)       6,911,527
                                          ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from policy transactions                       (85,381)       4,339,402         (659,709)       7,238,562
                                          ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS                 629,419        4,923,011          276,631        8,070,199

NET ASSETS AT BEGINNING OF PERIOD               4,923,011                -        8,070,199                -
                                          ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD               $     5,552,430  $     4,923,011  $     8,346,830  $     8,070,199
                                          ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      424,920                -          724,381                -
         Units issued                              29,921          490,828           31,597          784,408
         Units redeemed                           (36,811)         (65,908)         (88,343)         (60,027)
                                          ---------------  ---------------  ---------------  ---------------

   Units outstanding at end of period              418,030          424,920          667,635          724,381
                                          ===============  ===============  ===============  ===============

(w) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(x) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(y) For period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues five life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select and Consultant are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS            DWS VARIABLE SERIES II (PREVIOUSLY
        AIM V.I. Basic Value                    KNOWN AS SCUDDER VARIABLE
        AIM V.I. Capital Appreciation           SERIES II)
        AIM V.I. Core Equity                    DWS VIP Balanced A (Previously
        AIM V.I. Demographic Trends               known as Total Return)
           (Merged into AIM V.I. Capital     FEDERATED INSURANCE SERIES
           Appreciation on November 3,          Federated Capital Income Fund II
           2006)                                Federated Funds for U.S.
        AIM V.I. Mid Cap Core Equity               Government Securities II
        AIM V.I. Premier Equity (Merged         Federated High Income Bond
           into AIM V.I. Core Equity on            Fund II
           April 28, 2006)                   FIDELITY VARIABLE INSURANCE
     THE ALGER AMERICAN FUND                    PRODUCTS FUND
        Alger Growth                            VIP Asset Manager
        Alger Income and Growth                 VIP Contrafund
        Alger Leveraged AllCap                  VIP Equity-Income
        Alger MidCap Growth                     VIP Growth
        Alger Small Capitalization              VIP Index 500
     DWS INVESTMENTS VARIABLE INSURANCE         VIP Investment Grade Bond
        TRUST (PREVIOUSLY KNOWN AS SCUDDER      VIP Money Market
        VARIABLE INSURANCE TRUST                VIP Overseas
        (CLASS A))                           JANUS ASPEN SERIES
        DWS VIP Equity 500 Index A              Balanced
           (Previously known as Equity 500      Flexible Bond
           Index (Class A))                     Forty Portfolio
        DWS VIP Small Cap Index A               Large Cap Growth
           (Previously known as Small Cap       Mid Cap Growth
           Index (Class A))                     Worldwide Growth
     DWS VARIABLE SERIES I (PREVIOUSLY       JANUS ASPEN SERIES (SERVICE SHARES)
        KNOWN AS SCUDDER VARIABLE               Balanced (Service Shares)
        SERIES I)                               Foreign Stock (Service Shares)
        DWS VIP Bond (Previously known          Mid Cap Value (Service Shares)
           as Bond)                             Risk-Managed Core (Service
        DWS VIP Global Opportunities               Shares)
           (Previously known as Global          Small Company Value (Service
           Discovery)                              Shares)
        DWS VIP Growth and Income               Worldwide Growth (Service
           (Previously known as Growth and           Shares)
           Income)                             LAZARD RETIREMENT SERIES, INC.
        DWS VIP International (Previously         Emerging Markets
           known as International)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     LEGG MASON PARTNERS VARIABLE            PIMCO VARIABLE INSURANCE TRUST
        PORTFOLIOS I, INC. (PREVIOUSLY          (CONTINUED)
        KNOWN AS SALOMON BROTHERS VARIABLE      PIMCO Total Return
        SERIES FUNDS, INC.)                  PUTNAM VARIABLE TRUST
        Legg Mason Variable All Cap             VT International Growth and
           Portfolio I (Previously known           Income
           as All Cap)                       PUTNAM VARIABLE TRUST (CLASS IA)
        Legg Mason Variable Global High         VT High Yield (Class IA)
           Yield Bond II (Previously known      VT International Growth and
           as High Yield Bond)                     Income (Class IA)
        Legg Mason Variable Investors        RYDEX VARIABLE TRUST
           Portfolio I (Previously known        Rydex Sector Rotation
           as Investors)                     SCUDDER VARIABLE INSURANCE TRUST
     MFS VARIABLE INSURANCE TRUST               (CLASS A)
        MFS Emerging Growth Series              EAFE Equity Index (Class A)
        MFS High Income Series                     (Closed July 25, 2005)
        MFS Investors Growth Stock Series    SCUDDER VARIABLE SERIES I
        MFS Investors Trust Series              Balanced (Merged into DWS VIP
        MFS New Discovery Series                   Balanced A on April 29, 2005)
        MFS Research Series                  STRONG OPPORTUNITY FUND II, INC.
        MFS Total Return Series                 Opportunity Fund II (Merged into
        MFS Utilities Series                       Wells Fargo VT Advantage
        MFS Value Series                           Opportunity on April 8, 2005)
     MFS VARIABLE INSURANCE TRUST (SERVICE   STRONG VARIABLE INSURANCE FUNDS,
        CLASS)                                  INC.
        MFS New Discovery Series (Service       MidCap Growth Fund II (Merged
           Class)                                  into Wells Fargo VT Advantage
     OPPENHEIMER VARIABLE ACCOUNT FUNDS            Discovery on April 8, 2005)
        Oppenheimer Global Securities        T. ROWE PRICE EQUITY SERIES, INC.
        Oppenheimer Main Street Small Cap       T. Rowe Price Blue Chip Growth
           Growth                               T. Rowe Price Equity Income
        Oppenheimer MidCap Fund                 T. Rowe Price Mid-Cap Growth
           (Previously known as                 T. Rowe Price New America Growth
           Oppenheimer Aggressive Growth,    T. ROWE PRICE INTERNATIONAL SERIES,
           opened on April 29, 2005)            INC.
     OPPENHEIMER VARIABLE ACCOUNT FUNDS         T. Rowe Price International
        (SERVICE CLASS ("SC"))                     Stock
        Oppenheimer Main Street Small Cap    THE UNIVERSAL INSTITUTIONAL FUNDS,
           Growth (SC)                          INC.
     PANORAMA SERIES FUND, INC.                 Van Kampen UIF Equity Growth
        Oppenheimer International Growth        Van Kampen UIF High Yield
     PANORAMA SERIES FUND, INC. (SERVICE        Van Kampen UIF U.S. Mid Cap
        CLASS ("SC"))                              Value
        Oppenheimer International Growth        Van Kampen UIF U.S. Real Estate
           (SC)                              VAN ECK WORLDWIDE INSURANCE TRUST
     PIMCO ADVISORS VARIABLE INSURANCE          Van Eck Worldwide Absolute
        TRUST                                      Return
        NFJ Small Cap Value (Closed May 1,      Van Eck Worldwide Emerging
           2005)                                   Markets
        OpCap Balanced                          Van Eck Worldwide Hard Assets
        OpCap Renaissance                    VAN KAMPEN LIFE INVESTMENT TRUST
        OpCap Small Cap                         LIT Government
        PEA Science and Technology (Closed      LIT Growth and Income
           May 1, 2005)                      VAN KAMPEN LIFE INVESTMENT TRUST
     PIMCO VARIABLE INSURANCE TRUST             (CLASS II)
        Foreign Bond                            LIT Aggressive Growth (Class II)
        Money Market                            LIT Growth and Income (Class II)
        PIMCO Real Return                    WELLS FARGO VARIABLE TRUST
                                                Wells Fargo VT Advantage
                                                   Discovery
                                             Wells Fargo VT Advantage
                                                   Opportunity

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net assets are affected by the investment results of each fund, transactions by policyholders and certain contract expenses (see Note 3). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS -Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   EXPENSES

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. This charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees.

     COST OF INSURANCE - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

     POLICY FEE - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

     MORTALITY AND EXPENSE RISK CHARGE - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, and Consultant Accumulator is recognized as redemption of units.

     The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                         INVESTOR'S SELECT      CONSULTANT SL   CONSULTANT     CONSULTANT PROTECTOR    CONSULTANT ACCUMULATOR
COST OF INSURANCE        Varies                 Varies          Varies         Varies                  Varies

ADMINISTRATIVE EXPENSE   Years 1 - 12 .20% of   Years 1 - 7     N/A            Years 1 - 20 $0.3504;   Minimum $0.2496
CHARGE (PER $1,000       policy value; 0%       $1.44;                         $0.1992 thereafter      Maximum $2.4996
INITIAL FACE AMOUNT)     thereafter (deducted   $0 thereafter
                         annually)

POLICY FEE               $5.00                  $7.50           $7.50          Year 1 $16.50;          $7.50
                                                                               $6.25 thereafter

MORTALITY AND EXPENSE    Annual rate            Years 1 - 14    Years 1 - 14   Years 1 - 14            Years 1 - 10
RISK CHARGE (AS A % OF   0.70%                  0.72%;          0.72%;         0.55%;                  0.55%;
TOTAL MONTHLY            (deducted daily)       0.36%           0.36%          0.15%                   0.15%
SUB-ACCOUNT VALUE)                              thereafter      thereafter     thereafter              thereafter

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                      Purchases
                                                                     -----------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V.I. Basic Value                                           $   951,083
      AIM V.I. Capital Appreciation (a)                                  610,522
      AIM V.I. Core Equity (b) (c)                                       123,579
      AIM V.I. Demographic Trends (a)                                     90,340
      AIM V.I. Mid Cap Core Equity                                       447,164
      AIM V.I. Premier Equity (c)                                         10,419

Investments in the The Alger American Fund Sub-Accounts:
      Alger Growth                                                     1,125,662
      Alger Income and Growth                                            362,449
      Alger Leveraged AllCap                                             874,106
      Alger MidCap Growth                                              5,095,712
      Alger Small Capitalization                                       1,009,591

Investments in the DWS Investments Variable Insurance
   Trust Sub-Accounts: (d)
      DWS VIP Equity 500 Index A (e)                                     383,368
      DWS VIP Small Cap Index A (f)                                      182,220

Investments in the DWS Variable Series I Sub-Accounts: (g)
      DWS VIP Bond (h)                                                 1,044,377
      DWS VIP Global Opportunities (i)                                 1,817,098
      DWS VIP Growth and Income (j)                                      128,326
      DWS VIP International (k)                                          499,194

Investments in the DWS Variable Series II Sub-Accounts: (l)
      DWS VIP Balanced A (m)                                             426,694

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II                                   916,714
      Federated Funds for U.S. Government Securities II                1,186,621
      Federated  High Income Bond Fund II                              2,638,743

(a) On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b) For period beginning April 28, 2006 and ended December 31, 2006
(c) On April 28, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(d) Previously known as Scudder Variable Insurance Trust (Class A)
(e) Previously known as Equity 500 Index (Class A)
(f) Previously known as Small Cap Index (Class A)
(g) Previously known as Scudder Variable Series I
(h) Previously known as Bond
(i) Previously known as Global Discovery
(j) Previously known as Growth and Income
(k) Previously known as International
(l) Previously known as Scudder Variable Series II
(m) Previously known as Total Return

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------

Investments in the Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Asset Manager                                             $    874,906
      VIP Contrafund                                                  15,483,272
      VIP Equity-Income                                               10,701,724
      VIP Growth                                                       2,354,312
      VIP Index 500                                                    5,106,722
      VIP Investment Grade Bond                                          838,713
      VIP Money Market                                                16,975,261
      VIP Overseas                                                     5,265,910

Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                         1,729,990
      Flexible Bond                                                    1,157,924
      Forty Portfolio                                                    680,642
      Large Cap Growth                                                 1,152,226
      Mid Cap Growth                                                   2,845,512
      Worldwide Growth                                                 1,427,673

Investments in the Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)                                          743,965
      Foreign Stock (Service Shares)                                     860,853
      Mid Cap Value (Service Shares)                                     730,592
      Risk-Managed Core (Service Shares)                                 264,826
      Small Company Value (Service Shares)                               446,768
      Worldwide Growth (Service Shares)                                  157,050

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                   470,952

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts: (n)
      Legg Mason Variable All Cap Portfolio I (o)                        183,132
      Legg Mason Variable Global High Yield Bond II (p)                  393,282
      Legg Mason Variable Investors Portfolio I (q)                      443,126

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth Series                                         502,902
      MFS High Income Series                                             250,747

(n) Previously known as Salomon Brothers Variable Series Funds, Inc.
(o) Previously known as All Cap
(p) Previously known as High Yield Bond
(q) Previously known as Investors

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------

Investments in the MFS Variable Insurance Trust Sub-Accounts
   (continued):
      MFS Investors Growth Stock Series                             $    124,148
      MFS Investors Trust Series                                         381,478
      MFS New Discovery Series                                           653,732
      MFS Research Series                                                168,745
      MFS Total Return Series                                          1,843,934
      MFS Utilities Series                                               381,944
      MFS Value Series                                                   361,141

Investments in the MFS Variable Insurance  Trust (Service Class)
   Sub-Accounts:
      MFS New Discovery Series (Service Class)                           131,858

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Global Securities                                    1,499,758
      Oppenheimer Main Street Small Cap Growth                         1,369,119
      Oppenheimer MidCap Fund (r)                                        265,238

Investments in the Oppenheimer Variable Account Funds
   (Service Class) ("SC")) Sub-Accounts:
      Oppenheimer Main Street Small Cap Growth (SC)                    2,569,513

Investments in the Panorama Series Fund, Inc. Sub-Accounts:
      Oppenheimer International Growth                                   303,350

Investments in the Panorama Series Fund, Inc. (Service Class)
   ("SC") Sub-Accounts:
      Oppenheimer International Growth (SC)                            1,022,010

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      OpCap Balanced                                                     402,153
      OpCap Renaissance                                                   91,643
      OpCap Small Cap                                                  3,212,866

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                       969,602
      Money Market                                                     1,089,326
      PIMCO Real Return                                                  637,290
      PIMCO Total Return                                               3,457,968

Investments in the Putnam Variable Trust Sub-Accounts:
      VT International Growth and Income                                 509,361

(r) Previously known as Oppenheimer Aggressive Growth

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------

Investments in the Putnam Variable Trust (Class IA)
   Sub-Accounts:
      VT High Yield (Class IA)                                      $    267,362
      VT International Growth and Income (Class IA)                    3,446,510

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex Sector Rotation                                              192,668

Investments in the T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth                                     660,064
      T. Rowe Price Equity Income                                      4,976,556
      T. Rowe Price Mid-Cap Growth                                     1,874,879
      T. Rowe Price New America Growth                                   201,314

Investments in the T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International  Stock                                 682,451

Investments in the The Universal  Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Equity Growth                                       346,023
      Van Kampen UIF High Yield                                           57,977
      Van Kampen UIF U.S. Mid Cap Value                                3,086,677
      Van Kampen UIF U.S. Real Estate                                  2,075,372

Investments in the Van Eck Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide Absolute Return                                   56,140
      Van Eck Worldwide Emerging Markets                                 823,105
      Van Eck Worldwide Hard Assets                                      879,795

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Government                                                     170,589
      LIT Growth and Income                                              823,151

Investments in the Van Kampen Life Investment Trust (Class
   II) Sub-Accounts:
      LIT Aggressive Growth (Class II)                                   681,626
      LIT Growth and Income (Class II)                                 3,595,748

Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery                                 371,390
      Wells Fargo VT Advantage Opportunity                             1,221,210
                                                                    ------------

                                                                    $139,903,748
                                                                    ============

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2006.

     As discussed in Note 3, the expense ratio represents risk charge which is assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each policyholder.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

          ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                                                                 Investor's Select Policies
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Account:
      AIM V.I. Basic Value
            2006                   63  $             12.82  $      810           0.39%               0.70%              12.42%
            2005                  113                11.40       1,293           0.09                0.70                5.00
            2004 (z) (aa)         131                10.86       1,427           0.00                0.70                8.61

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(aa) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the DWS
   Variable Series I
   Sub-Account: (g)
      DWS VIP Bond (h)
            2006                  105  $             18.15  $    1,910           3.73%               0.70%               3.99%
            2005                  114                17.46       1,987           3.51                0.70                1.89
            2004                  113                17.13       1,929           4.25                0.70                4.64
            2003                  115                16.37       1,878           4.20                0.70                4.33
            2002                  120                15.69       1,887           6.29                0.70                6.90

Investments in the DWS
   Variable Series II
   Sub-Accounts: (l)
      DWS VIP Balanced A (m)
            2006                   43                11.65         496           2.48                0.70                9.48
            2005 (s) (t)           41                10.64         440           0.00                0.70                6.41

Investments in the Federated
   Insurance Series
   Sub-Accounts:
      Federated Capital
         Income Fund II
            2006                  114               17.42        1,993           5.85                0.70               14.84
            2005                   99               15.17        1,500           6.05                0.70                5.54
            2004                  142               14.37        2,035           3.63                0.70                9.15
            2003                  119               13.16        1,568           6.00                0.70               19.83
            2002                  151               10.99        1,657           4.75                0.70              -24.48
      Federated Fund for
         U.S. Government
         Securities II
            2006                  124                17.93       2,217           4.05                0.70                3.41
            2005                  150                17.34       2,596           3.90                0.70                1.32
            2004                  146                17.11       2,495           4.39                0.70                2.88
            2003                  232                16.63       3,860           4.30                0.70                1.65
            2002                  316                16.36       5,172           2.75                0.70                8.29

(g) Previously known as Scudder Variable Series I
(h) Previously known as Bond
(l) Previously known as Scudder Variable Series II
(m) Previously known as Total Return
(s) For period beginning April 29, 2005 and ended December 31, 2005
(t) On April 29, 2005, Balanced merged into DWS VIP Balanced A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Federated
   Insurance Series
   Sub-Accounts (continued):
      Federated High Income
         Bond Fund II
            2006                  204  $             20.79  $    4,240           8.01%               0.70%              10.03%
            2005                  195                18.89       3,688           8.30                0.70                1.94
            2004                  283                18.53       5,251           6.04                0.70                9.69
            2003                  362                16.90       6,127           5.81                0.70               21.36
            2002                  234                13.92       3,266          10.39                0.70                0.68

Investments in the Fidelity
   Variable Insurance Products
   Fund Sub-Accounts:
      VIP Asset Manager
            2006                  285                20.31       5,789           2.63                0.70                6.57
            2005                  301                19.06       5,734           2.63                0.70                3.32
            2004                  319                18.45       5,881           2.62                0.70                4.73
            2003                  309                17.61       5,444           3.35                0.70               17.15
            2002                  329                15.04       4,958           3.77                0.70               -9.37
      VIP Contrafund
            2006                  938                30.13      28,266           1.30                0.70               10.94
            2005                  973                27.16      26,418           0.26                0.70               16.12
            2004                  954                23.39      22,318           0.31                0.70               14.67
            2003                  952                20.40      19,422           0.42                0.70               27.57
            2002                  969                15.99      15,485           0.83                0.70               -9.98
      VIP Equity-Income
            2006                  800                35.43      28,360           3.27                0.70               19.36
            2005                  856                29.68      25,396           1.57                0.70                5.13
            2004                  920                28.24      25,965           1.48                0.70               10.75
            2003                  998                25.50      25,437           1.64                0.70               29.42
            2002                1,061                19.70      20,913           1.78                0.70              -17.53
      VIP Growth
            2006                  800                26.36      21,094           0.39                0.70                6.11
            2005                  933                24.85      23,180           0.47                0.70                5.06
            2004                  966                23.65      22,850           0.26                0.70                2.65
            2003                1,144                23.04      26,351           0.23                0.70               31.92
            2002                1,016                17.46      17,730           0.24                0.70              -30.59
      VIP Index 500
            2006                  129                13.66       1,772           1.61                0.70               14.92
            2005                  156                11.88       1,856           1.63                0.70                4.09
            2004                  186                11.41       2,119           1.17                0.70                9.84
            2003                  158                10.39       1,644           1.26                0.70               27.51
            2002                   89                 8.15         723           1.16                0.70              -18.50

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund Sub-Accounts
      (continued):
      VIP Money Market
            2006                  399  $             15.42  $    6,155           5.25%               0.70%               4.15%
            2005                  500                14.80       7,396           3.00                0.70                2.32
            2004                  418                14.47       6,049           1.48                0.70                0.50
            2003                  597                14.40       8,597           1.09                0.70                0.29
            2002                1,481                14.35      21,269           1.57                0.70                0.98
      VIP Overseas
            2006                  476                22.57      10,756           0.83                0.70               17.26
            2005                  510                19.25       9,806           0.56                0.70               18.22
            2004                  448                16.28       7,287           0.91                0.70               12.84
            2003                  329                14.43       4,754           0.70                0.70               42.37
            2002                  347                10.13       3,518           0.76                0.70              -20.84

Investments in the Janus Aspen
   Series Sub-Accounts:
      Balanced
            2006                  382                34.71      13,244           2.13                0.70                9.95
            2005                  407                31.57      12,853           2.26                0.70                7.20
            2004                  442                29.45      13,003           2.23                0.70                7.77
            2003                  478                27.32      13,059           2.23                0.70               13.25
            2002                  520                24.13      12,551           2.60                0.70               -7.10
      Flexible Bond
            2006                   99                22.25       2,214           4.89                0.70                3.49
            2005                   93                21.50       2,001           5.52                0.70                1.29
            2004                  102                21.22       2,172           5.76                0.70                3.24
            2003                  132                20.56       2,724           5.09                0.70                5.65
            2002                  149                19.46       2,890           4.61                0.70                9.71
      Forty Portfolio
            2006                   40                13.92         565           0.40                0.70                8.58
            2005                   20                12.82         260           0.24                0.70               12.06
            2004 (z) (ab)          12                11.44         141           0.42                0.70               14.43
      Large Cap Growth
            2006                  684                25.49      17,444           0.48                0.70               10.60
            2005                  745                23.05      17,164           0.33                0.70                3.56
            2004                  808                22.26      17,991           0.14                0.70                3.79
            2003                  924                21.45      19,811           0.09                0.70               30.81
            2002                  996                16.39      16,334           0.00                0.70              -27.02

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Janus
   Aspen
   Series Sub-Accounts
      (continued):
      Mid Cap Growth
            2006                  610  $             31.01  $   18,906           0.00%               0.70%              12.82%
            2005                  622                27.49      17,091           0.00                0.70               11.53
            2004                  696                24.65      17,144           0.00                0.70               19.90
            2003                  770                20.56      15,824           0.00                0.70               34.16
            2002                  793                15.32      12,154           0.00                0.70              -28.44
      Worldwide Growth
            2006                  678                29.99      20,340           1.70                0.70               17.38
            2005                  760                25.55      19,431           1.33                0.70                5.13
            2004                  850                24.31      20,659           0.97                0.70                4.05
            2003                  999                23.36      23,337           1.07                0.70               23.13
            2002                1,113                18.97      21,122           0.91                0.70              -26.02

Investments in the Janus
   Aspen
   Series (Service Shares)
   Sub-Account:
      Foreign Stock
         (Service Shares)
            2006                  213                14.98       3,184           1.62                0.70               17.24
            2005                  222                12.78       2,842           0.92                0.70                5.50
            2004                  241                12.11       2,914           0.35                0.70               17.39
            2003                  178                10.32       1,835           0.61                0.70               32.46
            2002 (ac)             201                 7.79       1,569           0.06                0.70              -22.09

Investments in the Legg
   Mason
   Partners Variable
      Portfolios I, Inc.
      Sub-Account: (n)
      Variable Investors
         Portfolio I (q)
            2006                   25                13.66        350            1.78                0.70               17.44
            2005                   16                11.63        187            1.04                0.70                5.79
            2004 (z) (am)          45                10.99        490            2.83                0.70                9.94

(n)  Previously known as Salomon Brothers Variable Series Fund, Inc.
(q)  Previously known as Investors
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(am) On April 30, 2004, LSA Value Equity merged into Investors

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                Units      Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive Growth
         2004 (ad)                  -  $               N/A  $        -           0.00%               0.70%               2.58%
         2003                      37                10.10         367           0.00                0.70               37.72
         2002 (ac)                  1                 7.33          10           0.00                0.70              -26.67
      LSA Balanced
         2004 (ae)                  -                  N/A           -           0.30                0.00                1.39
         2003                      49                11.18         546           1.71                0.70               28.32
         2002 (ac)                 16                 8.71         146           2.54                0.70              -12.90
      LSA Basic Value
         2004 (aa)                  -                  N/A           -           0.00                0.00                1.66
         2003                      58                10.17         589           0.00                0.70               32.49
         2002 (ac)                 24                 7.67         182           0.00                0.70              -23.27
      LSA Blue Chip
         2004 (af)                  -                  N/A           -           0.00                0.70               -1.90
         2003                      15                 9.96         147           0.03                0.70               24.36
         2002 (ac)                  7                 8.01          59           0.00                0.70              -19.88
      LSA Capital
         Appreciation
         2004 (ab)                  -                  N/A           -           0.00                0.70                1.51
         2003                      28                10.61         298           0.00                0.70               29.43
         2002 (ac)                  1                 8.20           8           0.00                0.70              -17.99
      LSA Capital Growth
         2004 (ag)                  -                  N/A           -           0.00                0.70                0.72
         2003                       7                10.07          76           0.27                0.70               22.67
         2002 (ac)                  4                 8.21          35           0.08                0.70              -17.90
      LSA Disciplined Equity
         2003 (ah)                  -                  N/A           -          14.57                0.70                 N/A
         2002 (ac)                < 1                 8.00           2           0.95                0.70              -20.02
      LSA Diversified Mid
         Cap
         2004 (ai)                  -                  N/A           -           0.02                0.70                0.40
         2003                      55                10.31         565           0.10                0.70               31.87
         2002 (ac)                 18                 7.82         140           0.23                0.70              -21.81

(aa) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ab) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(ad) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(ae) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(af) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ah) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(ai) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                Units      Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Emerging Growth
         Equity
         2004 (aj)                  -  $               N/A  $        -           0.00%               0.70%               5.54%
         2003                      29                10.06         291           0.00                0.70               45.91
         2002 (ac)                  1                 6.89           9           0.00                0.70              -31.07
      LSA Equity Growth
         2004 (ak)                  -                  N/A           -           0.00                0.70               -0.72
         2003 (ah)                 12                 9.50         120           0.00                0.70               22.61
         2002 (ac)                  1                 7.75           9           0.00                0.70              -22.50
      LSA Mid Cap Value
         2004 (al)                  -                  N/A           -           0.06                0.70                0.18
         2003                     288                11.77       3,381           0.10                0.70               38.80
         2002 (ac)                213                 8.48       1,811           0.44                0.70              -15.23
      LSA Value Equity
         2004 (am)                  -                  N/A           -           1.18                0.70                0.33
         2003                      19                10.30         195           1.98                0.70               29.53
         2002 (ac)                  7                 7.95          55           0.00                0.70              -22.50

Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Account:
      MFS New Discovery
         Series (Service
         Class)
         2006                      46                12.27         560           1.75                0.70               12.14
         2005                      46                10.94         507           0.00                0.70                4.30
         2004                     160                10.49       1,675           0.00                0.70                5.47
         2003                     127                 9.95       1,259           0.00                0.70               32.50
         2002 (ac)                 13                 7.51          96           0.00                0.70              -24.92

(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(ah) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(aj) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(ak) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(al) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(am) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                Units      Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the
   Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Account:
      Oppenheimer Main
         Street Small Cap
         Growth (SC)
         2006                     275  $             16.56  $    4,555           0.02%               0.70%              13.86%
         2005                     259                14.55       3,771           0.00                0.70                8.95
         2004                     296                13.35       3,945           0.00                0.70               18.34
         2003                     117                11.28       1,321           0.00                0.70               43.24
         2002 (ac)                 49                 7.88         386           0.00                0.70              -21.24

Investments in the Panorama
   Series Fund, Inc.
   (Service Class ("SC"))
   Sub-Account:
      Oppenheimer
         International
         Growth (SC)
         2006                     180                17.42       3,133           0.30                0.70               28.35
         2005                     132                13.57       1,788           0.95                0.70               14.15
         2004                     161                11.89       1,911           1.83                0.70               16.33
         2003                      64                10.22         652           0.32                0.70               44.52
         2002 (ac)                 10                 7.07          71           0.00                0.70              -29.28

Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Account:
      OpCap Balanced
         2006                      38                12.18         462           0.78                0.70               10.03
         2005                      51                11.07         567           0.28                0.70                2.02
         2004 (z) (ae)             55                10.85         599           0.00                0.70                8.52
      OpCap Small Cap
         2006                     185                14.67       2,714           0.00                0.70               23.22
         2005                     161                11.91       1,915           0.00                0.70               -0.64
         2004                     162                11.98       1,941           0.05                0.70               17.06
         2003                     254                10.24       2,599           0.04                0.70               41.66
         2002 (ac)                215                 7.23       1,554           0.00                0.70              -27.74

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(ae) On April 30, 2004, LSA Balanced merged into OpCap Balanced

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                Units      Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2006                     119  $             11.96  $    1,425           3.30%               0.70%               1.48%
         2005                     122                11.78       1,435           3.02                0.70                4.42
         2004                     129                11.29       1,456           1.66                0.70                4.82
         2003                     132                10.77       1,421           2.85                0.70                1.54
         2002 (ac)                101                10.60       1,063           2.77                0.70                6.04
      PIMCO Total Return
         2006                     327                12.08       3,947           4.40                0.70                3.13
         2005                     287                11.71       3,366           3.74                0.70                1.73
         2004                     318                11.51       3,655           1.77                0.70                4.15
         2003                     188                11.05       2,074           4.84                0.70                4.31
         2002 (ac)                137                10.60       1,456           2.44                0.70                5.96

Investments in the Putnam
   Variable Trust
   Sub-Account:
      VT International
         Growth and Income
         2006                     118                19.37       2,275           0.91                0.70               26.34
         2005                      80                15.33       1,226           0.93                0.70               13.31
         2004                      72                13.53         975           0.98                0.70               20.13
         2003                      63                11.26         712           0.77                0.70               36.88
         2002 (ac)                 18                 8.23         151           0.00                0.70              -17.71

Investments in the Scudder
   Variable Series I
      Sub-Accounts:
      Balanced
         2005 (t)                   -                  N/A           -           6.13                0.70                 N/A
         2004                      34                10.85         373           1.68                0.70                5.74
         2003                      38                10.26         388           2.20                0.70               17.11
         2002                      19                 8.76         165           2.32                0.70              -12.37

(t)  On April 29, 2005, Balanced merged into DWS VIP Balanced A
(ac) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Investor's Select Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                Units      Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Universal
   Institutional Funds, Inc
      Sub-Accounts:
      Van Kampen UIF Equity
         Growth
         2006                      40  $           12.86    $      516           0.00%               0.70%               3.38%
         2005                      53              12.44           661           0.62                0.70               14.90
         2004 (z) (af) (ag)
            (ak)                   56              10.83           607           0.19                0.70                8.28
      Van Kampen UIF U.S.
         Mid Cap Value
         2006                     300              15.21         4,558           1.05                0.70               19.86
         2005                     299              12.69         3,790           0.29                0.70               11.53
         2004 (z) (ai) (al)       318              11.37         3,616           0.04                0.70               13.75

Investments in the Van
   Kampen Life Investment
      Trust (Class II)
      Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
         2006                      39              12.87           503           0.00                0.70                4.19
         2005                      71              12.35           880           0.00                0.70               10.34
         2004 (z) (ad) (aj)        50              11.20           562           0.00                0.70               11.97
      LIT Growth and Income
         (Class II)
         2006                     283              14.77         4,179           0.81                0.70               15.17
         2005                     208              12.82         2,664           0.77                0.70                8.95
         2004                     197              11.77         2,318           0.50                0.70               13.32
         2003                      71              10.39           738           0.43                0.70               26.79
         2002 (ac)                 36               8.19           296           0.00                0.70              -18.07

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(ad) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ai) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(aj) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(ak) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(al) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                               Consultant, Consultant SL, Accumulator, and Protector Policies
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                Units      Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts:
      Aim V. I.  Basic Value
         2006                     392  $             13.06  $    5,117           0.39%               0.00%              13.20%
         2005                     370                11.54       4,269           0.09                0.00                5.74
         2004 (z) (aa)            308                10.91       3,356           0.00                0.00                9.12
      Aim V. I.  Capital
         Appreciation
         2006 (a)                  63                12.62         799           0.09                0.00                6.30
         2005                      18                11.87         215           0.10                0.00                8.84
         2004 (z)                   3                10.91          38           0.00                0.00                9.09
      Aim V. I. Core Equity
         2006 (b) (c)              11                10.92         118           0.96                0.00                9.16
      Aim V. I. Demographics
         Trends
         2006 (a)                   -                    -           -           0.00                0.00                 N/A
         2005                      19                16.28         303           0.00                0.00                6.21
         2004                      11                15.33         175           0.00                0.00                8.25
         2003 (an)                  3                14.16          44           0.00                0.00               41.58
      Aim V. I. Mid Cap Core
         Equity
         2006                      64                13.09         836           1.14                0.00               11.24
         2005                      40                11.77         468           0.76                0.00                7.62
         2004 (z)                  10                10.94         113           0.25                0.00                9.37
      Aim V. I. Premier
         Equity
         2006 (c)                   -                  -             -           1.16                0.00                 N/A
         2005                       4                11.40          46           1.02                0.00                5.65
         2004 (z)                   2                10.79          26           0.88                0.00                7.91

Investments in The Alger
   American Fund
      Sub-Accounts:
      Alger Growth
         2006                     734                13.55       9,954           0.12                0.00                5.15
         2005                     673                12.89       8,680           0.22                0.00               12.03
         2004                     636                11.51       7,316           0.00                0.00                5.50
         2003                     625                10.91       6,813           0.00                0.00               35.16
         2002                     417                 8.07       3,366           0.04                0.00              -32.99

(a)  On November 3, 2006, Aim V. I. Demographic Trends merged into Aim V. I. Capital Appreciation
(b)  For period beginning April 28, 2006 and ended December 31, 2006
(c)  On April 28, 2006, Aim V. I. Premier Equity merged into Aim V. I. Core Equity
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(aa) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Alger
   American Fund
   Sub-Accounts (continued):
      Alger Income and
         Growth
            2006                  395  $             15.19  $    5,997           1.20%               0.00%               9.31%
            2005                  400                13.90       5,559           1.05                0.00                3.44
            2004                  405                13.44       5,448           0.52                0.00                7.84
            2003                  388                12.46       4,831           0.31                0.00               29.84
            2002                  343                 9.60       3,290           0.62                0.00              -31.10
      Alger Leveraged AllCap
            2006                  578                19.04      11,010           0.00                0.00               19.26
            2005                  585                15.96       9,340           0.00                0.00               14.45
            2004                  548                13.95       7,648           0.00                0.00                8.19
            2003                  479                12.89       6,171           0.00                0.00               34.72
            2002                  381                 9.57       3,647           0.01                0.00              -33.91
      Alger MidCap Growth
            2006                  994                22.32      22,191           0.00                0.00               10.14
            2005                  972                20.27      19,692           0.00                0.00                9.82
            2004                  805                18.45      14,850           0.00                0.00               13.04
            2003                  686                16.32      11,195           0.00                0.00               47.79
            2002                  516                11.05       5,704           0.00                0.00              -29.54
      Alger Small
         Capitalization
            2006                  486                14.36       6,975           0.00                0.00               20.02
            2005                  538                11.97       6,435           0.00                0.00               16.88
            2004                  446                10.24       4,562           0.00                0.00               16.57
            2003                  399                 8.78       3,501           0.00                0.00               42.34
            2002                  303                 6.17       1,872           0.00                0.00              -26.23

Investments in the DWS
   Investments Variable
      Insurance
   Trust Sub-Accounts: (d)
      DWS VIP Equity
         500 Index A (e)
            2006                  115                18.16       2,080           1.16                0.00               15.52
            2005                  100                15.72       1,571           1.59                0.00                4.68
            2004                   88                15.02       1,316           1.23                0.00               10.59
            2003 (an)              20                13.58         272           0.05                0.00               35.83

(d)  Previously known as Scudder Variable Insurance Trust (Class A)
(e)  Previously known as Equity 500 Index (Class A)
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the DWS
   Investments Variable
   Insurance Trust
   Sub-Accounts (continued):
      (d)
      DWS VIP Small
         Cap Index A (f)
            2006                   35  $             22.59  $      785           0.62%               0.00%              17.49%
            2005                   30                19.23         569           0.59                0.00                4.26
            2004                   20                18.44         378           0.35                0.00               17.76
            2003 (an)              10                15.66         158           0.01                0.00               56.62

Investments in the DWS
   Variable Series I Sub-
   Accounts: (g)
      DWS VIP Bond (h)
            2006                  421                15.18       6,392           3.73                0.00                4.72
            2005                  402                14.50       5,831           3.51                0.00                2.60
            2004                  365                14.13       5,156           4.25                0.00                5.38
            2003                  314                13.41       4,209           4.20                0.00                5.06
            2002                  285                12.76       3,629           6.29                0.00                7.66
      DWS VIP Global
         Opportunities (i)
            2006                  230                27.25       6,277           1.17                0.00               22.08
            2005                  223                22.32       4,971           0.58                0.00               18.19
            2004                  211                18.89       3,987           0.25                0.00               23.34
            2003                  179                15.31       2,741           0.08                0.00               49.09
            2002                  121                10.27       1,245           0.00                0.00              -19.89
      DWS VIP Growth
         and Income (j)
            2006                  178                12.60       2,248           0.93                0.00               13.63
            2005                  177                11.08       1,967           1.27                0.00                6.07
            2004                  170                10.45       1,774           0.73                0.00               10.16
            2003                  146                 9.49       1,385           0.97                0.00               26.74
            2002                  114                 7.49         855           0.80                0.00              -23.13

(d)  Previously known as Scudder Variable Insurance Trust (Class A)
(f)  Previously known as Small Cap Index (Class A)
(g)  Previously known as Scudder Variable Series I
(h)  Previously known as Bond
(i)  Previously known as Global Discovery
(j)  Previously known as Growth and Income
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the DWS
   Variable Series I
   Sub-Accounts (continued):
      (g)
      DWS VIP International
         (k)
            2006                  191  $             15.51  $    2,969           1.74%               0.00%              25.91%
            2005                  185                12.32       2,282           1.82                0.00               16.17
            2004                  158                10.60       1,680           1.23                0.00               16.53
            2003                  159                 9.10       1,443           0.72                0.00               27.75
            2002                  113                 7.12         806           0.92                0.00              -18.37

Investments in the DWS
   Variable
   Series II Sub-Accounts:
      (l)
      DWS VIP Balanced A (m)
            2006                  300                11.79       3,536           2.48                0.00               10.24
            2005 (s) (t)          301                10.69       3,220           0.00                0.00                6.91

Investments in the Federated
   Insurance Series
   Sub-Accounts:
      Federated Capital
         Income
         Fund II
            2006                  156                11.08       1,726           5.85                0.00               15.64
            2005                  149                 9.58       1,425           6.05                0.00                6.28
            2004                  236                 9.01       2,131           3.63                0.00                9.92
            2003                  136                 8.20       1,114           6.00                0.00               20.67
            2002                  130                 6.80         882           4.75                0.00              -23.95
      Federated Fund for
         U.S.
         Government
            Securities II
            2006                  379                14.96       5,669           4.05                0.00                4.14
            2005                  385                14.37       5,529           3.90                0.00                2.03
            2004                  366                14.08       5,159           4.39                0.00                3.61
            2003                  363                13.59       4,939           4.30                0.00                2.37
            2002                  409                13.28       5,435           2.75                0.00                9.05

(g) Previously known as Scudder Variable Series I
(k) Previously known as International
(l) Previously known as Scudder Variable Series II
(m) Previously known as Total Return
(s) For period beginning April 29, 2005 and ended December 31, 2005
(t) On April 29, 2005, Balanced merged into DWS VIP Balanced A

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Federated
   Insurance Series
   Sub-Accounts (continued):
      Federated High Income
         Bond Fund II
            2006                  351  $             14.53  $    5,100           8.01%               0.00%              10.80%
            2005                  333                13.11       4,362           8.30                0.00                2.66
            2004                  368                12.77       4,706           6.04                0.00               10.46
            2003                  345                11.57       3,988           5.81                0.00               22.21
            2002                  184                 9.46       1,737          10.39                0.00                1.39

Investments in the Fidelity
   Variable Insurance
      Products Fund
      Sub-Accounts:
      VIP Asset Manager
            2006                  222                14.09       3,124           2.63                0.00                7.32
            2005                  213                13.13       2,796           2.63                0.00                4.04
            2004                  217                12.62       2,734           2.62                0.00                5.47
            2003                  196                11.96       2,342           3.35                0.00               17.97
            2002                  123                10.14       1,245           3.77                0.00               -8.73
      VIP Contrafund
            2006                1,847                20.59      38,024           1.30                0.00               11.72
            2005                1,691                18.43      31,165           0.26                0.00               16.94
            2004                1,301                15.76      20,505           0.31                0.00               15.48
            2003                1,043                13.65      14,235           0.42                0.00               28.46
            2002                  784                10.63       8,334           0.83                0.00               -9.35
      VIP Equity-Income
            2006                  961                18.31      17,592           3.27                0.00               20.19
            2005                  814                15.24      12,402           1.57                0.00                5.87
            2004                  745                14.39      10,728           1.48                0.00               11.53
            2003                  632                12.91       8,157           1.64                0.00               30.33
            2002                  458                 9.90       4,532           1.78                0.00              -16.95
      VIP Growth
            2006                1,706                12.77      21,785           0.39                0.00                6.85
            2005                1,697                11.95      20,274           0.47                0.00                5.80
            2004                1,546                11.29      17,462           0.26                0.00                3.38
            2003                1,250                10.93      13,651           0.23                0.00               32.85
            2002                  965                 8.22       7,938           0.24                0.00              -30.11
      VIP Index 500
            2006                2,789                14.69      40,970           1.61                0.00               15.73
            2005                2,636                12.69      33,460           1.63                0.00                4.82
            2004                2,361                12.11      28,591           1.17                0.00               10.61
            2003                2,029                10.95      22,212           1.26                0.00               28.41
            2002                1,666                 8.53      14,210           1.16                0.00              -22.25

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense             Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Investment Grade
         Bond
            2006                  157  $             11.56  $    1,818           3.24%               0.00%               4.35%
            2005                  100                11.08       1,107           2.74                0.00                2.19
            2004                   53                10.84         577           1.57                0.00                4.45
            2003 (an)              10                10.38         107           0.00                0.00                3.80
      VIP Money Market
            2006                1,120                13.34      14,941           5.25                0.00                4.88
            2005                1,062                12.72      13,512           3.00                0.00                3.04
            2004                1,002                12.35      12,372           1.48                0.00                1.21
            2003                1,167                12.20      14,229           1.09                0.00                1.00
            2002                1,399                12.08      16,893           1.57                0.00                1.69
      VIP Overseas
            2006                  654                17.51      11,448           0.83                0.00               18.08
            2005                  562                14.83       8,338           0.56                0.00               19.05
            2004                  423                12.46       5,265           0.91                0.00               13.63
            2003                  316                10.96       3,461           0.70                0.00               43.37
            2002                  205                 7.65       1,569           0.76                0.00              -20.28

Investments in the Janus
   Aspen Series
   Sub-Accounts :
      Balanced
            2006                  902                19.19      17,313           2.13                0.00               10.72
            2005                  928                17.33      16,079           2.26                0.00                7.95
            2004                  907                16.05      14,565           2.23                0.00                8.53
            2003                  890                14.79      13,163           2.23                0.00               14.05
            2002                  794                12.97      10,298           2.60                0.00               -6.45
      Flexible Bond
            2006                  333                15.56       5,179           4.89                0.00                4.22
            2005                  326                14.93       4,868           5.52                0.00                2.00
            2004                  317                14.64       4,646           5.76                0.00                3.97
            2003                  281                14.08       3,958           5.09                0.00                6.39
            2002                  200                13.23       2,657           4.61                0.00               10.48
      Forty Portfolio
            2006                   59                14.19         834           0.40                0.00                9.35
            2005                   43                12.97         555           0.24                0.00               12.85
            2004 (z) (ab)          14                11.50         165           0.42                0.00               14.97

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense             Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Janus
   Aspen Series Sub-Accounts
   (continued):
      Large Cap Growth
            2006                1,259  $             12.96  $   16,320           0.48%               0.00%              11.38%
            2005                1,283                11.64      14,935           0.33                0.00                4.29
            2004                1,273                11.16      14,205           0.14                0.00                4.52
            2003                1,252                10.68      13,368           0.09                0.00               31.73
            2002                1,183                 8.11       9,588           0.00                0.00              -26.51
      Mid Cap Growth
            2006                1,196                17.21      20,581           0.00                0.00               13.61
            2005                1,254                15.15      18,994           0.00                0.00               12.31
            2004                1,304                13.49      17,589           0.00                0.00               20.75
            2003                1,168                11.17      13,048           0.00                0.00               35.10
            2002                1,029                 8.27       8,507           0.00                0.00              -27.94
      Worldwide Growth
            2006                1,232                13.98      17,226           1.70                0.00               18.20
            2005                1,285                11.83      15,204           1.33                0.00                5.87
            2004                1,314                11.17      14,680           0.97                0.00                4.78
            2003                1,280                10.66      13,654           1.07                0.00               23.99
            2002                1,169                 8.60      10,055           0.91                0.00              -25.50

Investments in the Janus
   Aspen Series (Service
   Shares)
   Sub-Account:
      Balanced (Service
         Shares)
            2006                  148                15.02       2,229           2.09                0.00               10.41
            2005                  103                13.60       1,401           2.36                0.00                7.66
            2004                   53                12.64         671           2.95                0.00                8.29
            2003 (an)              14                11.67         165           1.75                0.00               16.68
      Foreign Stock
         (Service Shares)
            2006                  138                15.48       2,141           1.62                0.00               18.06
            2005                  114                13.11       1,497           0.92                0.00                6.24
            2004                  141                12.34       1,740           0.35                0.00               18.22
            2003                   30                10.44         312           0.61                0.00               33.39
            2002 (ac)              18                 7.83         137           0.06                0.00              -21.72

(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Janus
   Aspen
   Series (Service Shares)
   Sub-Account (continued):
      Mid Cap Value
         (Service Shares)
            2006                   93  $             14.47  $    1,341           2.72%               0.00%              15.06%
            2005                   48                12.58         602           5.80                0.00               10.00
            2004 (z)                9                11.44         100           0.34                0.00               14.35
      Risk-Managed Core
         (Service Shares)
            2006                   31                14.10         431           0.15                0.00               10.77
            2005                   14                12.73         183          10.70                0.00               10.91
            2004 (z)                1                11.48           8           1.57                0.00               14.80
      Small Company Value
         (Service Shares)
            2006                   37                13.50         505           0.00                0.00               21.87
            2005 (s)                6                11.07          65           0.00                0.00               10.74
      Worldwide Growth
         (Service Shares)
            2006                   46                17.51         807           1.62                0.00               17.94
            2005                   42                14.84         627           1.27                0.00                5.57
            2004                   33                14.06         461           1.18                0.00                4.53
            2003 (an)              12                13.45         163           0.42                0.00               34.53

Investments in the Lazard
   Retirement
   Series Inc. Sub-Account:
      Emerging Markets
            2006                   26                38.68       1,000           0.52                0.00               29.95
            2005                   16                29.77         482           0.25                0.00               40.78
            2004                   17                21.15         354           0.35                0.00               30.59
            2003 (an)               1                16.19          24           0.01                0.00               61.93

(s)  For period beginning April 29, 2005 and ended December 31, 2005
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(an) For the period beginning February 26, 2003 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts: (n)
      Legg Mason Variable
         All Cap Portfolio
         I (o)
            2006                   37  $             19.79  $      735           1.49%               0.00%              18.11%
            2005                   31                16.75         516           0.97                0.00                4.05
            2004                   24                16.10         389           0.77                0.00                8.31
            2003 (an)               8                14.87         119           0.38                0.00               48.67
      Legg Mason Variable
         Global High Yield
         Bond II (p)
            2006                   60                12.69         760           7.16                0.00               10.64
            2005                   39                11.47         443           8.98                0.00                3.81
            2004 (z)               12                11.05         137          11.77                0.00               10.50
      Legg Mason Variable
         Investors Portfolio
         I (q)
            2006                   80                13.92       1,111           1.78                0.00               18.26
            2005                   70                11.77         828           1.04                0.00                6.53
            2004 (z) (am)          71                11.05         779           2.83                0.00               10.46

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive Growth
            2004 (ad)               -                  N/A           -           0.00                0.00                2.82
            2003 (an)               1                14.38          21           0.00                0.00               43.85
      LSA Balanced
            2004 (ae)               -                  N/A           -           0.30                0.00                1.62
            2003                   38                10.69         404           1.71                0.00               29.22
            2002                    9                 8.27          71           2.54                0.00              -18.30
      LSA Basic Value
            2004 (aa)               -                  N/A           -           0.00                0.00                1.90
            2003                  177                11.28       1,997           0.00                0.00               33.42
            2002                   54                 8.45         463           0.00                0.00              -21.70

(n)  Previously known as Salomon Brothers Variable Series Funds, Inc.
(o)  Previously known as All Cap
(p)  Previously known as High Yield Bond
(q)  Previously known as Investors
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(aa) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ad) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(ae) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(am) On April 30, 2004, LSA Value Equity merged into Investors
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Blue Chip
            2004 (af)               -  $               N/A  $        -           0.00%               0.00%              -1.67%
            2003 (an)               3                13.13          43           0.03                0.00               31.34
      LSA Capital
         Appreciation
            2004 (ab)               -                  N/A           -           0.00                0.00                1.74
            2003 (an)               1                13.32          11           0.00                0.00               33.19
      LSA Capital Growth
            2004 (ag)               -                  N/A           -           0.00                0.00                0.95
            2003 (an)               1                13.17           9           0.27                0.00               31.73
      LSA Diversified
         Mid-Cap
            2004 (ai)               -                  N/A           -           0.02                0.00                0.63
            2003                   46                11.70         543           0.10                0.00               32.80
            2002                   17                 8.81         147           0.23                0.00              -19.25
      LSA Emerging Growth
         Equity
            2004 (aj)               -                  N/A           -           0.00                0.00                5.79
            2003                   73                10.18         741           0.00                0.00               46.93
            2002 (ac)               1                 6.93           5           0.00                0.00              -30.75
      LSA Equity Growth
            2004 (ak)               -                  N/A           -           0.00                0.00               -0.49
            2003 (an)               2                12.97          20           0.00                0.00               29.69
      LSA Mid Cap Value
            2004 (al)               -                  N/A           -           0.06                0.00                0.41
            2003                  128                14.08       1,807           0.10                0.00               39.78
            2002                   74                10.08         743           0.44                0.00               -7.49
      LSA Value Equity
            2004 (am)               -                  N/A           -           1.18                0.00                0.56
            2003                   39                10.74         424           1.98                0.00               30.44
            2002                   18                 8.24         148           0.00                0.00              -22.17

(ab) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(af) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ai) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(aj) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(ak) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(al) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(am) On April 30, 2004, LSA Value Equity merged into Investors
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
         Series
         2006                     544  $             12.80  $    6,966           0.00%               0.00%               7.89%
         2005                     538                11.87       6,379           0.00                0.00                9.19
         2004                     548                10.87       5,951           0.00                0.00               12.96
         2003                     508                 9.62       4,883           0.00                0.00               30.22
         2002                     403                 7.39       2,981           0.00                0.00              -33.76
      MFS High Income Series
         2006                      29                12.23         356           6.71                0.00               10.37
         2005                      13                11.08         139           4.31                0.00                2.16
         2004 (z)                   2                10.85          25           0.00                0.00                8.47
      MFS Investors Growth
         Stock Series
         2006                      21                12.36         260           0.00                0.00                7.58
         2005                      12                11.49         134           0.33                0.00                4.49
         2004 (z)                   3                10.99          34           0.00                0.00                9.94
      MFS Investors Trust
         Series
         2006                     351                13.13       4,607           0.48                0.00               12.99
         2005                     340                11.62       3,946           0.53                0.00                7.31
         2004                     333                10.83       3,600           0.60                0.00               11.35
         2003                     303                 9.72       2,944           0.82                0.00               22.14
         2002                     327                 7.96       2,604           0.58                0.00              -20.96
      MFS New Discovery
         Series
         2006                     320                21.36       6,836           0.00                0.00               13.22
         2005                     331                18.87       6,254           0.00                0.00                5.25
         2004                     316                17.93       5,660           0.00                0.00                6.52
         2003                     271                16.83       4,569           0.00                0.00               33.72
         2002                     202                12.59       2,545           0.00                0.00              -31.63
      MFS Research Series
         2006                     210                13.43       2,822           0.48                0.00               10.48
         2005                     216                12.15       2,626           0.53                0.00                7.80
         2004                     283                11.28       3,186           0.84                0.00               15.85
         2003                     200                 9.73       1,949           0.63                0.00               24.70
         2002                     179                 7.80       1,400           0.26                0.00              -24.54
      MFS Total Return
         Series
         2006                   1,020                18.05      18,415           2.23                0.00               11.89
         2005                   1,021                16.13      16,478           1.93                0.00                2.82
         2004                     862                15.69      13,521           1.43                0.00               11.33
         2003                     665                14.10       9,368           1.69                0.00               16.32
         2002                     586                12.12       7,105           1.10                0.00               -5.17

(z) For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts
   (continued):
      MFS Utilities Series
         2006                      36  $             27.88  $    1,016           1.60%               0.00%              31.26%
         2005                      25                21.24         527           0.54                0.00               16.84
         2004                      12                18.18         213           1.25                0.00               30.20
         2003 (an)                  3                13.96          44           0.00                0.00               39.61
      MFS Value Series
         2006                      43                14.60         635           0.94                0.00               20.84
         2005                      23                12.08         277           0.86                0.00                6.66
         2004 (z)                   6                11.33          68           0.00                0.00               13.26

Investments in the
   Oppenheimer Variable
   Account Funds
   Sub-Accounts:
      Oppenheimer Global
         Securities
         2006                     179                15.71       2,810           0.65                0.00               17.36
         2005                      91                13.39       1,216           0.44                0.00               14.06
         2004 (z)                  23                11.74         267           0.00                0.00               17.37
      Oppenheimer Main
         Street Small Cap
         Growth
         2006                     156                23.13       3,617           0.13                0.00               15.00
         2005                     108                20.12       2,180           0.00                0.00                9.92
         2004                      46                18.30         848           0.00                0.00               19.42
         2003 (an)                  8                15.32         117           0.00                0.00               53.25
      Oppenheimer
         MidCap Fund (r)
         2006                      25                12.20         309           0.00                0.00                2.96
         2005 (s)                   4                11.85          50           0.00                0.00               18.53

(r)  Previously known as Oppenheimer Aggressive Growth
(s)  For period beginning April 29, 2005 and ended December 31, 2005
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the
   Oppenheimer Variable
   Account Funds (Service
   Class ("SC"))
   Sub-Account:
      Oppenheimer Main
         Street
         Small Cap Growth
            (SC)
            2006                  251  $             17.11  $    4,301           0.02%               0.00%              14.66%
            2005                  223                14.92       3,326           0.00                0.00                9.71
            2004                  156                13.60       2,119           0.00                0.00               19.18
            2003                  113                11.41       1,284           0.00                0.00               44.24
            2002 (ac)              38                 7.91         305           0.00                0.00              -20.87

Investments in the Panorama
   Series Fund, Inc.
   Sub-Account:
      Oppenheimer
         International
         Growth
            2006                   25                30.39         769           0.49                0.00               30.78
            2005                   16                23.24         381           0.74                0.00               14.06
            2004                   12                20.37         247           0.69                0.00               17.85
            2003 (an)               2                17.29          41           0.00                0.00               72.87

Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts:
         NFJ Small Cap Value
            2005 (u)                -                  N/A           -           2.35                0.00                 N/A
            2004 (z)               19                12.15         230           3.64                0.00               21.51
         OpCap Balanced
            2006                  110                12.41       1,360           0.78                0.00               10.80
            2005                   98                11.20       1,096           0.28                0.00                2.74
            2004 (z) (ae)          80                10.90         869           0.00                0.00                9.04
         OpCap Renaissance
            2006                   22                12.29         272           0.18                0.00               11.37
            2005                   15                11.03         169           0.00                0.00               -4.53
            2004 (z)                5                11.56          57           7.44                0.00               15.56

(u)  For period beginning January 1, 2005 and ended May 1, 2005
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(ae) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense             Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts
      (continued):
      OpCap Small Cap
            2006                  391  $             15.16  $    5,920           0.00%               0.00%              24.08%
            2005                  274                12.22       3,345           0.00                0.00                0.06
            2004                  194                12.21       2,372           0.05                0.00               17.88
            2003                  102                10.36       1,057           0.04                0.00               42.65
            2002 (ac)              21                 7.26         151           0.00                0.00              -27.40
      PEA Science and
        Technology
            2005 (u)                -                  N/A           -           0.00                0.00                 N/A
            2004                  129                 8.45       1,094           0.00                0.00               -5.10
            2003                  202                 8.91       1,800           0.00                0.00               63.33
            2002                   54                 5.45         293           0.00                0.00              -49.58

Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
            2006                  160                12.36       1,971           3.30                0.00                2.19
            2005                  140                12.09       1,692           3.02                0.00                5.15
            2004                  112                11.50       1,288           1.66                0.00                5.56
            2003                   61                10.89         666           2.85                0.00                2.26
            2002 (ac)              24                10.65         261           2.77                0.00                6.53
      Money Market
            2006                  220                10.91       2,399           4.88                0.00                4.62
            2005                  169                10.43       1,765           4.49                0.00                2.76
            2004                   65                10.15         656           1.50                0.00                0.88
            2003                   31                10.06         314           0.63                0.00                0.57
      PIMCO Real Return
            2006                   90                11.14       1,008           4.53                0.00                0.71
            2005                   47                11.07         521           2.87                0.00                2.08
            2004 (z)                6                10.84          64           0.67                0.00                8.39
      PIMCO Total Return
            2006                  647                12.48       8,077           4.40                0.00                3.86
            2005                  536                12.01       6,445           3.74                0.00                2.44
            2004                  460                11.73       5,401           1.77                0.00                4.88
            2003                  284                11.18       3,175           4.84                0.00                5.04
            2002 (ac)             111                10.65       1,182           2.44                0.00                6.45

(u)  For period beginning January 1, 2005 and ended May 1, 2005
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ac) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense             Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Account:
      VT International Growth
         and Income
            2006                  217  $             20.01  $    4,348           0.91%               0.00%              27.22%
            2005                  109                15.73       1,710           0.93                0.00               14.10
            2004                   55                13.79         752           0.98                0.00               20.98
            2003                   40                11.40         452           0.77                0.00               37.84
            2002 (ac)              19                 8.27         153           0.00                0.00              -17.33

Investments in the Putnam
   Variable Trust (Class IA)
   Sub-Accounts:
      VT High Yield
         (Class IA)
            2006                   38                15.69         597           6.49                0.00               10.60
            2005                   26                14.19         364           7.45                0.00                3.47
            2004                   18                13.71         251           5.09                0.00               10.99
            2003 (an)              10                12.35         130           0.00                0.00               23.53
      VT International
         Growth and Income
         (Class IA)
            2006                   39                26.56       1,043           0.94                0.00               27.63
            2005                   19                20.81         399           0.77                0.00               14.33
            2004                   11                18.20         194           0.86                0.00               21.31
            2003 (an)               3                15.00          43           0.00                0.00               50.02

Investments in the Rydex
   Variable Trust
   Sub-Account:
      Rydex Sector Rotation
            2006                   22                19.18         421           0.00                0.00               11.39
            2005                   14                17.22         234           0.00                0.00               13.71
            2004                    9                15.14         131           0.00                0.00               10.71
            2003 (an)               4                13.68          58           0.00                0.00               36.77

Investments in the Scudder
   Variable Insurance Trust
   (Class A) Sub-Accounts:
      EAFE Equity Index
         (Class A)
            2005 (v)                -                  N/A           -           4.89                0.00                 N/A
            2004                    8                17.24         135           2.21                0.00               19.06
            2003 (an)               4                14.48          58           0.00                0.00               44.76

(v)  For period beginning January 1, 2005 and ended July 25, 2005
(ac) For the period beginning May 1, 2002 and ended December 31, 2002
(an) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense             Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      Balanced
            2005 (t)                -  $               N/A  $        -           6.13%               0.00%                N/A%
            2004                  238                12.55       2,991           1.68                0.00                6.48
            2003                  211                11.79       2,489           2.20                0.00               17.93
            2002                  173                10.00       1,733           2.32                0.00              -15.08

Investments in the Strong
   Opportunity Fund II, Inc.
   Sub-Account:
      Opportunity Fund II
            2005 (w)                -                  N/A           -           0.00                0.00                 N/A
            2004                  433                18.03       7,801           0.00                0.00               18.22
            2003                  404                15.25       6,168           0.08                0.00               37.00
            2002                  361                11.13       4,016           0.55                0.00              -26.82

Investments in the Strong
   Variable Insurance Funds,
   Inc. Sub-Accounts:
      Discovery Fund II
            2002 (ao)               -                  N/A           -           0.00                0.00                 N/A
      MidCap Growth Fund II
            2005 (x)                -                  N/A           -           0.00                0.00                 N/A
            2004                  327                12.82       4,189           0.00                0.00               19.15
            2003                  315                10.76       3,393           0.00                0.00               34.21
            2002                  237                 8.02       1,896           0.00                0.00              -37.55

Investments in the T. Rowe
   Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue
         Chip Growth
            2006                  101                12.67       1,274           0.38                0.00                9.67
            2005                   54                11.56         627           0.16                0.00                5.94
            2004 (z)               18                10.91         201           1.02                0.00                9.07

(t)  On April 29, 2005, Balanced merged into DWS VIP Balanced A
(w)  On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(x)  On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ao) For the period beginning January 1, 2002 and ended May 15, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                          At December 31,                           For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the T. Rowe
   Price
   Equity Series, Inc.
   Sub-Accounts (continued):
      T. Rowe Price Equity
         Income
            2006                1,158  $             19.97  $   23,113           1.57%               0.00%              18.97%
            2005                  984                16.78      16,516           1.59                0.00                3.92
            2004                  799                16.15      12,911           1.58                0.00               14.92
            2003                  551                14.05       7,743           1.60                0.00               25.50
            2002                  407                11.20       4,563           1.86                0.00              -13.12
      T. Rowe Price Mid-Cap
         Growth
            2006                  478                24.01      11,475           0.00                0.00                6.64
            2005                  489                22.52      11,005           0.00                0.00               14.74
            2004                  492                19.62       9,646           0.00                0.00               18.34
            2003                  514                16.58       8,517           0.00                0.00               38.39
            2002                  347                11.98       4,161           0.00                0.00              -21.25
      T. Rowe Price New
         America Growth
            2006                  154                12.09       1,860           0.05                0.00                7.33
            2005                  151                11.26       1,704           0.00                0.00                4.47
            2004                  142                10.78       1,526           0.03                0.00               10.88
            2003                  335                 9.72       3,253           0.00                0.00               35.10
            2002                   90                 7.20         646           0.00                0.00              -28.31

Investments in the T. Rowe
   Price
   International Series,
      Inc.
   Sub-Account:
      T. Rowe Price
         International Stock
            2006                  305                15.47       4,726           1.23                0.00               19.09
            2005                  284                12.99       3,688           1.67                0.00               16.03
            2004                  252                11.19       2,817           1.20                0.00               13.77
            2003                  204                 9.84       2,011           1.37                0.00               30.52
            2002                  149                 7.54       1,122           1.25                0.00              -18.29

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                          At December 31,                           For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units       Accumulation     Net Assets    Investment         Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
         Equity Growth
            2006                   66  $             13.11  $      859           0.00                0.00                4.11
            2005                   50                12.59         630           0.62                0.00               15.71
            2004 (z) (af)
               (ag) (ak)           35                10.88         384           0.19                0.00                8.79
      Van Kampen UIF
         High Yield
            2006                   17                14.54         242           8.40                0.00                8.62
            2005                   15                13.39         204           7.46                0.00                1.06
            2004                   12                13.25         156           6.39                0.00                9.48
            2003 (an)               3                12.10          37           0.00                0.00               20.99
      Van Kampen UIF U.S.
         Mid Cap Value
            2006                  505                15.49       7,823           0.26                0.00               20.70
            2005                  529                12.83       6,785           0.29                0.00               12.31
            2004 (z) (ai)
               (al)               354                11.43       4,048           0.04                0.00               14.28
      Van Kampen UIF U.S.
         Real Estate
            2006                  151                30.93       4,675           1.05                0.00               38.04
            2005                  105                22.41       2,344           1.12                0.00               17.05
            2004                   57                19.14       1,092           1.56                0.00               36.39
            2003 (an)              10                14.04         146           0.00                0.00               40.36

Investments in the Van Eck
   Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide
         Absolute Return
            2006                    7                10.81          78           0.00                0.00                8.65
            2005                    2                 9.95          22           0.00                0.00                0.20
            2004 (z)              < 1                 9.93           2           0.00                0.00               -0.71

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(af) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ai) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ak) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(al) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(an) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Eck
   Worldwide Insurance Trust
   Sub-Accounts (continued):
      Van Eck Worldwide
         Emerging Markets
            2006                   51  $             23.45  $    1,190           0.36%               0.00%              39.49%
            2005                   21                16.81         351           0.30                0.00               32.00
            2004 (z)                5                12.74          59           0.00                0.00               27.39
      Van Eck Worldwide
        Hard Assets
            2006                   64                23.84       1,523           0.05                0.00               24.49
            2005                   36                19.15         688           0.13                0.00               51.67
            2004 (z)               10                12.63         126           0.00                0.00               26.27

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Government
            2006                   25                11.12         274           4.50                0.00                3.34
            2005                   10                10.76         113           2.72                0.00                3.54
            2004 (z)                4                10.39          43           0.00                0.00                3.95
      LIT Growth and Income
            2006                  123                19.81       2,446           0.98                0.00               16.23
            2005                   90                17.04       1,531           0.94                0.00                9.99
            2004                   61                15.49         948           0.44                0.00               14.38
            2003 (an)              15                13.55         206           0.00                0.00               35.47

Investments in the
   Van Kampen Life
   Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
            2006                  102                13.12       1,339           0.00                0.00                4.92
            2005                   75                12.50         937           0.00                0.00               11.11
            2004 (z)
               (ad) (aj)           72                11.25         810           0.00                0.00               12.50

(z)  For period beginning April 30, 2004 and ended December 31, 2004
(ad) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(aj) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(an) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              -----------------------------------------------------------------------------------------------

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                               Units      Accumulation      Net Assets   Investment          Expense              Total
                               (000s)    Unit Fair Value      (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the
   Van Kampen Life
   Investment Trust
   (Class II)
   Sub-Accounts (continued):
      LIT Growth and Income
         (Class II)
            2006                  326  $             15.26  $    4,977           0.81%               0.00%              15.97%
            2005                  235                13.16       3,090           0.77                0.00                9.72
            2004                  206                11.99       2,469           0.50                0.00               14.12
            2003                   82                10.51         858           0.43                0.00               27.67
            2002 (ac)              18                 8.23         151           0.00                0.00              -17.69

Investments in the Wells
   Fargo Variable Trust
   Sub-Accounts:
      Wells Fargo VT
         Advantage Discovery
            2006                  418                13.28       5,552           0.00                0.00               14.64
            2005 (x) (y)          425                11.59       4,923           0.00                0.00               15.86
      Wells Fargo VT
         Advantage
         Opportunity
            2006                  668                12.50       8,347           0.00                0.00               12.22
            2005 (w) (y)          724                11.14       8,070           0.00                0.00               11.41

(w)  On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(x)  On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
(y)  For period beginning April 8, 2005 and ended December 31, 2005
(ac) For the period beginning May 1, 2002 and ended December 31, 2002

                                     PART C
                               OTHER INFORMATION

Item 26. EXHIBITS

         (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

         (b)    Custodian Agreement (Not Applicable)

         (c) (i) Principal Underwriting Agreement (3) (ii) Form of Selling Agreement (4) (iii) Schedule of Sales Commissions (6)

         (d) Specimen Consultant SL Flexible Premium Variable Universal Life Policy (5)

         (e)    Application Form (5)

         (f) (1) Certificate of Incorporation of Lincoln Benefit (1) (2) By-laws of Lincoln Benefit (1)

         (g)    Contracts of Reinsurance (11)

         (h)    Fund Participation Agreements:

                (1)        Fund Participation Agreement between Janus Aspen
                           Series and Lincoln Benefit Life Company   (1)

                (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

                (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

                (4)        (i) Participation Agreement among The Alger American
                               Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated (1)

                           (ii) Service Agreement between Fred Alger Management,
                                Inc. and Lincoln Benefit Life Company (1)

                (5)        (i) Participation Agreement between Scudder Variable
                               Life Investment Fund and Lincoln Benefit Life Company(1)

                           (ii) Reimbursement Agreement by and between Scudder,
                                Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                           (iii) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

                (6) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (1)

                (7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln Benefit Life Company (1)

                (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial
                      Services Company   (1)

                (9) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

                (10) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

                (11) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

                (12) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

                (13) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

                (14) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company (7)

                (15) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

                (16)  (i)  Form of Participation Agreement between Lincoln
                           Benefit Life Company and OCC Accumulation Trust (9)

                      (ii) Amendment to Participation Agreement among OCC
                           Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (10)

                (17) Form of Participation Agreement among Lincoln Benefit Life
                     Company, The Universal Institutional Funds, Inc. and Miller
                     Anderson & Sherrerd, LLP...........(9)

                (18) Form of Participation Agreement between Salomon Brothers
                     Variable Series Funds Inc., and Salomon Brothers Asset
                     Management Inc.........................(9)

                (19) Form of Participation Agreement among Rydex Variable Trust,
                     Padco Financial Services, and Lincoln Benefit Life
                     Company..............................(10)

                (20) Form of Participation Agreement among AIM Variable
                     Insurance Funds, Inc., AIM Distributors, Inc., and
                     Lincoln Benefit Life Company ...........................(7)

                (21) Form of Participation Agreement among Van Eck Worldwide
                     Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life
                     Company..............................(13)

                (22) Form of Participation Agreement among Wells Fargo Variable
                     Trust, Wells Fargo Funds Distributor, LLC and Lincoln
                     Benefit Life Company................ (14)

          (i) Administrative Contracts (Not Applicable)

          (j) Other Material Contracts (Not Applicable)

          (k) Opinion and Consent of Counsel (6)

          (l) Actuarial Opinion and Consent (12)

          (m) Sample Calculations (12)

          (n) (1) Consent of Independent Registered Public Accounting Firm (filed herewith)

          (o) Omitted financial statements (Not applicable)

          (p) Initial Capital Arrangements (Not Applicable)

          (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (6)

          (r) Table of Surrender Charge Factors and Percentages (6)

     (99) (a) Powers of Attorney for Lawrence W. Dahl, John C. Lounds, Samuel H. Pilch, Kevin R. Slawin, John C. Pintozzi,
              Steven C. Verney, Douglas B. Welch (15)

          (b) Power of Attorney for James E. Hohmann (filed herewith)

                             -----------------------


(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333- 47717).

(2) Pre-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed July 23, 1998 (File No. 333-47717).

(3) Post-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545).

(5) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 1999 (File No. 333-76799).

(6) Pre-effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed July 19, 1999 (File No. 333-76799).

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427).

(9) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427).

(10) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427).

(11) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545).

(12) Post-effective Amendment on Form N-6 to Registration Statement on Form S-6 of Lincoln Benefit Life Variable Life Account, filed February 24, 2003 (File Number 333-76799).

(13) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-109688, filed October 14, 2003).

(14) Post-effective Amendment on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 4, 2005 (File No. 333-76799, 811-09154)

(15) Post-effective Amendment on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2006 (File No. 333-76799, 811-09154)


Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

     Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                            POSITION/OFFICE WITH DEPOSITOR
--------------------------      ------------------------------------------------------
James E. Hohmann                Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl                Director, President and Chief Operating Officer
Douglas F. Gaer                 Executive Vice President
John C. Lounds                  Director, Vice President
John C. Pintozzi                Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin                 Director, Vice President
Michael J. Velotta              Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                Director, Vice President
Samuel H. Pilch                 Group Vice President and Controller
Joseph Patrick Rath             Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                Sr. Vice President and Chief Investment Officer
Dean M. Way                     Sr. Vice President and Actuary
Karen C. Gardner                Vice President - Tax
Anson J. Glacy, Jr              Vice President
John E. Smith                   Vice President
Steven C. Verney                Treasurer
William F. Emmons               Assistant Secretary
Errol Cramer                    Appointed Actuary
Karen Burckhardt                Assistant Vice President
Joanne M. Derrig                Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                Assistant Vice President
Lisa J. Flanary                 Assistant Vice President
Maria D. McNitt                 Assistant Vice President
Mary J. McGinn                  Assistant Secretary
Robert L. Park                  Assistant Vice President & Chief Compliance Officer
Mario Rizzo                     Assistant Treasurer
Robert E. Transon               Assistant Vice President
Timothy N. Vander Pas           Assistant Vice President
Richard Zaharias                Assistant Vice President
Nestor Almaria                  Authorized Representative
Lynn Cirrincione                Authorized Representative
Florian Palac                   Authorized Representative



Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 22, 2007.


Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                            Position with Distributor
-----------------------         ------------------------------------------------
James E. Hohmann                Director, Chairman of the Board
John E. Smith                   Director, President, Chief Executive Officer
Michael J. Velotta              Director and Secretary
Marian Goll                     Vice President, Treasurer and Financial Operations
                                Principal
Joseph P. Rath                  Vice President, General Counsel and Assistant Secretary
Maribel V. Gerstner             Assistant Vice President and Chief Compliance Officer
Joanne M. Derrig                Assistant Vice President and Chief Privacy Officer
William F. Emmons               Assistant Secretary
Mary J. McGinn                  Assistant Secretary
Mario Rizzo                     Assistant Treasurer
Steven C. Verney                Assistant Treasurer

Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 32. MANAGEMENT SERVICES

         None.

Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.






                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April __, 2007.

                          LINCOLN BENEFIT LIFE VARIABLE
                                  LIFE ACCOUNT
                                  (Registrant)

                        By: Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April __, 2007.

(Signature)                                    (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                           & Director
                                            (Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch                             (Principal Accounting Officer)




*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney                            (Principal Financial Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                            Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin




*/s/ James E. Hohmann
--------------------------------            Director, Chairman of the Board
James E. Hohmann                            and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary


*/ By Michael J. Velotta, pursuant to Power of Attorney.





                               INDEX TO EXHIBITS

                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                     TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                                                SEQUENTIAL PAGE NO.


(n)(1)          Consent of Independent Registered Public Accounting Firm

99 (b)          Power of Attorney for James E. Hohmann